UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019—February 29, 2020

Item 1: Reports to Shareholders

Semiannual Report | February 29, 2020

Vanguard Money Market Funds

Vanguard Prime Money Market Fund Vanguard Federal Money Market Fund Vanguard Treasury Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Prime Money Market Fund	3

Federal Money Market Fund	25

Treasury Money Market Fund	41

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,008.98	$0.80
Admiral™ Shares	1,000.00	1,009.28	0.50
Federal Money Market Fund	$1,000.00	$1,008.46	$0.55
Treasury Money Market Fund	$1,000.00	$1,008.49	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.07	$0.81
Admiral Shares	1,000.00	1,024.37	0.50
Federal Money Market Fund	$1,000.00	$1,024.32	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.42	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Prime Money Market Fund

Fund Allocation1

As of February 29, 2020

Yankee/Foreign	61.8%
U.S. Treasury Bills	28.1
Other	1.8
U.S. Government Obligations	2.5
U.S. Commercial Paper	2.3
Certificates of Deposit	3.5

1	Percentage of investments.

3

Prime Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (30.6%)
	Federal Home Loan Bank Discount Notes	1.601%	3/3/20	5,968	5,968
	Federal Home Loan Bank Discount Notes	1.538%	3/12/20	555,698	555,436
	Federal Home Loan Bank Discount Notes	1.594%	3/16/20	176,000	175,887
	Federal Home Loan Bank Discount Notes	1.557%	3/27/20	244,000	243,726
	Federal Home Loan Bank Discount Notes	1.557%	3/31/20	186,000	185,759
	Federal Home Loan Bank Discount Notes	1.589%	4/1/20	377,000	376,490
	Federal Home Loan Bank Discount Notes	1.624%	4/3/20	385,000	384,442
	Federal Home Loan Bank Discount Notes	1.604%	4/8/20	188,386	188,074
	Federal Home Loan Bank Discount Notes	1.624%	4/13/20	194,550	194,183
	Federal Home Loan Bank Discount Notes	1.553%	4/15/20	231,000	230,553
	Federal Home Loan Bank Discount Notes	1.624%	4/17/20	50,000	49,898
	Federal Home Loan Bank Discount Notes	1.564%	4/22/20	625,000	623,592
	United States Treasury Bill	1.842%	3/12/20	3,000,000	2,998,547
	United States Treasury Bill	1.534%	3/17/20	1,704,400	1,703,241
	United States Treasury Bill	1.888%	3/19/20	4,000,000	3,996,260
	United States Treasury Bill	1.531%	3/24/20	2,000,000	1,998,032
	United States Treasury Bill	1.811%	4/2/20	2,000,000	1,996,809
	United States Treasury Bill	1.679%	4/9/20	3,000,000	2,994,946
	United States Treasury Bill	1.595%	4/14/20	5,000,000	4,990,436
	United States Treasury Bill	1.633%	4/16/20	2,000,800	1,996,889
	United States Treasury Bill	1.574%	4/21/20	4,000,000	3,991,103
	United States Treasury Bill	1.639%	4/23/20	1,427,200	1,423,985
	United States Treasury Bill	1.623%	4/30/20	2,172,630	2,166,812
	United States Treasury Bill	1.547%	5/7/20	2,500,000	2,492,851
	United States Treasury Bill	1.562%	5/14/20	256,200	255,384
	United States Treasury Bill	1.593%	5/28/20	1,222,000	1,217,283
	United States Treasury Bill	1.570%	6/25/20	745,000	741,231
	United States Treasury Bill	1.572%	7/2/20	1,052,000	1,046,393
Total U.S. Government and Agency Obligations (Cost $39,224,210)					39,224,210
Commercial Paper (34.4%)
Bank Holding Company (1.6%)
2	ABN Amro Funding USA LLC	1.923%	3/2/20	97,000	96,995
2	ABN Amro Funding USA LLC	1.912%	3/3/20	57,000	56,994
2	ABN Amro Funding USA LLC	1.690%	6/8/20	150,000	149,307
	Cooperatieve Rabobank UA	2.070%	3/18/20	133,000	133,000
	Cooperatieve Rabobank UA	1.740%	7/27/20	50,000	50,000
3	Cooperatieve Rabobank UA, 1M USD LIBOR + 0.230%	1.888%	3/16/20	133,000	133,000

4

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)

3	Cooperatieve Rabobank UA, 1M USD LIBOR + 0.230%	1.888%	3/17/20	133,000	133,000
3	Cooperatieve Rabobank UA, 1M USD LIBOR + 0.250%	1.908%	4/17/20	500,000	500,000
	JP Morgan Securities LLC	1.875%	3/2/20	323,000	323,000
2	JP Morgan Securities LLC	1.766%	7/21/20	81,000	80,441
3	JP Morgan Securities LLC, 1M USD LIBOR + 0.220%	1.891%	3/9/20	323,000	323,000
3	JP Morgan Securities LLC, 1M USD LIBOR + 0.220%	1.878%	5/12/20	65,000	65,000
					2,043,737
Finance—Auto (0.5%)
	American Honda Finance Corp.	1.657%	5/11/20	76,000	75,753
	American Honda Finance Corp.	1.657%	5/18/20	33,000	32,882
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	1.738%	9/9/20	131,000	131,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	1.727%	9/10/20	131,000	131,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	1.709%	9/24/20	167,000	167,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	1.772%	9/4/20	99,000	99,000
					636,635
Foreign Banks (25.2%)
2	Australia & New Zealand Banking Group Ltd.	1.882%	3/4/20	130,000	129,980
2	Australia & New Zealand Banking Group Ltd.	1.939%	4/20/20	55,050	54,903
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.180%	1.845%	3/11/20	235,000	235,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.180%	1.838%	3/12/20	331,000	331,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.180%	1.827%	5/20/20	250,000	249,997
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.180%	1.848%	6/5/20	269,000	269,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.190%	1.855%	6/11/20	335,000	335,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.210%	1.857%	8/20/20	169,000	169,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.240%	1.869%	8/21/20	470,000	470,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.270%	1.923%	7/13/20	401,000	401,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.270%	1.928%	7/15/20	215,500	215,502
2	Bank of Nova Scotia	1.921%	5/21/20	341,000	339,542
2	Bank of Nova Scotia	1.758%	8/17/20	39,000	38,681
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.160%	1.831%	3/9/20	255,000	255,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.170%	1.783%	3/27/20	155,000	155,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.220%	1.878%	6/15/20	452,500	452,500
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.220%	1.849%	6/22/20	400,000	400,000

5

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.220%	1.867%	7/20/20	458,000	458,000
	Barclays Bank UK plc	1.611%	3/4/20	380,000	379,949
	Barclays Bank UK plc	1.581%	3/5/20	300,000	299,947
	Barclays Bank UK plc	1.601%	3/12/20	145,000	144,929
	BNP Paribas SA (New York Branch)	1.581%	3/5/20	1,000,000	999,824
4	Caisse d’Amortissement de la Dette Sociale	1.612%	5/26/20	151,000	150,421
2,4	Caisse d’Amortissement de la Dette Sociale	1.634%	6/17/20	167,000	166,186
2,4	Caisse d’Amortissement de la Dette Sociale	1.634%	6/18/20	259,000	257,722
2,4	Caisse d’Amortissement de la Dette Sociale	1.634%	6/19/20	167,000	166,171
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.080%	1.751%	8/11/20	580,000	580,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.170%	1.838%	3/5/20	340,000	340,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.190%	1.856%	7/6/20	355,000	355,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.210%	1.868%	3/12/20	370,000	370,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.210%	1.837%	6/25/20	370,000	370,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.220%	1.878%	6/18/20	156,000	156,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.250%	1.908%	5/18/20	404,000	404,000
2	Commonwealth Bank of Australia	2.071%	3/20/20	130,000	129,859
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	1.822%	6/4/20	127,000	126,997
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	1.828%	6/5/20	148,000	147,999
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	1.813%	7/13/20	115,000	115,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	1.845%	3/11/20	186,000	186,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	1.833%	3/13/20	157,000	157,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	1.838%	3/16/20	105,000	105,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	1.809%	4/24/20	91,000	90,999
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.190%	1.860%	7/7/20	99,000	99,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	1.880%	1/7/21	107,000	107,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	1.823%	8/28/20	304,000	304,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	1.875%	9/3/20	119,000	119,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	1.892%	9/4/20	304,000	304,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	1.901%	9/8/20	166,000	165,991
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	1.901%	9/9/20	56,500	56,501
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.240%	1.890%	9/14/20	200,000	200,000

6

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.240%	1.895%	12/2/20	200,000	200,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.250%	1.908%	11/12/20	78,000	78,000
2	DBS Bank Ltd.	2.016%	3/13/20	264,000	263,825
2	DBS Bank Ltd.	2.031%	3/16/20	134,000	133,888
2	DBS Bank Ltd.	2.082%	3/18/20	297,000	296,711
2	DBS Bank Ltd.	1.982%	4/9/20	100,000	99,787
2	DBS Bank Ltd.	1.867%	4/24/20	99,000	98,725
2	DBS Bank Ltd.	1.878%	5/1/20	64,000	63,798
2	DBS Bank Ltd.	1.858%	5/4/20	99,000	98,676
2	DBS Bank Ltd.	1.878%	5/5/20	187,000	186,372
2	DBS Bank Ltd.	1.867%	5/8/20	164,060	163,485
2	DBS Bank Ltd.	1.878%	5/11/20	65,000	64,762
2	DBS Bank Ltd.	1.878%	5/15/20	100,000	99,612
2	DBS Bank Ltd.	1.857%	5/20/20	99,000	98,595
2	DBS Bank Ltd.	1.857%	5/22/20	78,000	77,673
2	DBS Bank Ltd.	1.867%	6/4/20	72,000	71,649
2	DBS Bank Ltd.	1.669%	6/8/20	65,700	65,400
2	DBS Bank Ltd.	1.766%	7/17/20	66,000	65,557
2	DBS Bank Ltd.	1.745%	7/24/20	33,000	32,770
2	DBS Bank Ltd.	1.684%	8/5/20	67,000	66,512
2	DBS Bank Ltd.	1.664%	8/10/20	67,000	66,503
2	DNB Bank ASA	2.082%	3/20/20	275,000	274,701
	European Investment Bank	1.581%	3/5/20	292,000	291,949
	European Investment Bank	1.581%	3/6/20	167,000	166,963
	ING US Funding LLC	1.852%	3/3/20	186,725	186,706
	ING US Funding LLC	1.852%	3/4/20	500,000	499,923
2	KFW	1.684%	8/5/20	97,500	96,790
2	KFW	1.638%	8/12/20	131,000	130,030
2	KFW	1.639%	8/19/20	192,000	190,518
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	1.766%	11/6/20	335,000	335,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.110%	1.757%	3/20/20	250,000	250,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.150%	1.797%	4/16/20	327,000	327,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.180%	1.833%	3/13/20	550,000	550,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.200%	1.855%	5/1/20	500,000	500,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.240%	1.898%	8/12/20	350,000	350,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.260%	1.907%	6/19/20	199,000	199,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.270%	1.925%	7/2/20	418,000	418,000
2	Nederlandse Waterschapsbank NV	1.831%	3/11/20	326,000	325,835
2	Nederlandse Waterschapsbank NV	1.637%	5/26/20	274,000	272,934
2	Nederlandse Waterschapsbank NV	1.647%	5/27/20	167,000	166,338
2,4	Nederlandse Waterschapsbank NV	1.648%	6/1/20	469,000	467,034
2	Nordea Bank ABP	1.852%	5/1/20	245,000	244,238
2	Nordea Bank ABP	1.763%	7/8/20	208,000	206,698
2	Nordea Bank ABP	1.766%	7/9/20	430,000	427,283
2	NRW Bank	1.836%	3/16/20	45,400	45,365

7

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2	NRW Bank	1.836%	3/17/20	132,000	131,893
2	NRW Bank	1.836%	3/18/20	134,000	133,885
2	NRW Bank	1.836%	3/19/20	134,000	133,878
2	NRW Bank	1.836%	3/20/20	347,000	346,666
2	NRW Bank	1.836%	3/23/20	248,000	247,723
2	NRW Bank	1.837%	3/24/20	248,000	247,711
2	NRW Bank	1.654%	6/12/20	469,000	466,793
2	NRW Bank	1.634%	6/17/20	330,000	328,391
	Oesterreichische Kontrollbank AG	1.625%	5/18/20	127,000	126,553
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	1.838%	3/12/20	165,000	165,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	1.830%	4/14/20	290,000	290,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	1.838%	6/17/20	560,000	560,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.190%	1.848%	3/16/20	250,000	250,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.210%	1.876%	5/6/20	594,000	594,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.240%	1.843%	7/31/20	450,000	450,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.240%	1.856%	8/26/20	183,000	183,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.250%	1.908%	11/18/20	252,000	252,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.250%	1.897%	11/19/20	133,000	133,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.310%	1.965%	10/1/20	300,000	300,000
2	Skandinaviska Enskilda Banken AB	1.931%	3/23/20	400,000	399,532
2	Skandinaviska Enskilda Banken AB	1.929%	4/21/20	550,000	548,512
2	Skandinaviska Enskilda Banken AB	1.913%	4/23/20	200,000	199,442
2	Svenska Handelsbanken AB	1.851%	3/5/20	122,762	122,737
2	Svenska Handelsbanken AB	1.844%	4/8/20	580,000	578,880
2	Svenska Handelsbanken AB	1.735%	7/20/20	120,000	119,192
	Swedbank AB	1.571%	3/5/20	500,000	499,913
2	Toronto-Dominion Bank	1.879%	3/3/20	200,000	199,979
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	1.838%	6/16/20	35,000	35,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	1.809%	6/23/20	200,000	200,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.250%	1.915%	12/11/20	300,000	300,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.250%	1.915%	12/11/20	150,000	150,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.260%	1.915%	9/3/20	45,000	45,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.270%	1.923%	11/13/20	250,000	250,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	1.929%	9/23/20	100,000	100,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.320%	1.991%	10/9/20	500,000	500,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.330%	1.985%	10/2/20	50,000	50,000

8

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.150%	1.753%	5/29/20	150,000	149,995
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	1.828%	6/5/20	100,000	99,999
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	1.828%	6/5/20	111,000	110,997
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.230%	1.892%	9/4/20	168,000	168,000
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.230%	1.892%	9/4/20	268,000	268,000
					32,263,876
Foreign Governments (4.6%)
2	Alberta (Province Of)	1.948%	3/31/20	148,500	148,261
2	Alberta (Province Of)	1.906%	5/26/20	50,000	49,774
2	Alberta (Province Of)	1.817%	6/9/20	225,000	223,875
2	Alberta (Province Of)	1.867%	6/11/20	108,000	107,434
2	Alberta (Province Of)	1.868%	6/17/20	99,000	98,450
2	Alberta (Province Of)	1.735%	7/6/20	95,000	94,424
2	Alberta (Province Of)	1.735%	7/17/20	67,500	67,055
2	Alberta (Province Of)	1.725%	7/21/20	65,000	64,562
2	Alberta (Province Of)	1.715%	7/23/20	111,000	110,256
2	Alberta (Province Of)	1.684%	8/6/20	67,000	66,509
2	BNG Bank NV	1.581%	3/5/20	610,000	609,893
4	CDP Financial Inc.	1.884%	3/25/20	65,000	64,919
2,4	CDP Financial Inc.	0.421%	4/1/20	172,500	172,215
4	CDP Financial Inc.	1.929%	4/6/20	99,000	98,811
4	CDP Financial Inc.	1.938%	4/8/20	100,000	99,797
4	CDP Financial Inc.	1.919%	4/16/20	175,000	174,575
4	CDP Financial Inc.	1.878%	4/27/20	32,500	32,404
2	CDP Financial Inc.	0.591%	4/28/20	32,500	32,403
4	CDP Financial Inc.	1.837%	5/4/20	45,000	44,854
4	CDP Financial Inc.	1.846%	5/13/20	40,000	39,852
4	CDP Financial Inc.	1.837%	6/3/20	50,000	49,762
2,4	CDP Financial Inc.	0.601%	6/10/20	50,000	49,745
4	CDP Financial Inc.	1.775%	6/30/20	50,000	49,704
4	CDP Financial Inc.	1.805%	7/8/20	50,000	49,685
4	CDP Financial Inc.	1.736%	7/21/20	84,000	83,430
4	CDP Financial Inc.	1.653%	8/4/20	134,000	133,048
4	CPPIB Capital Inc.	1.654%	8/12/20	134,000	132,999
2,4	CPPIB Capital Inc.	1.644%	8/17/20	167,000	165,724
	Export Development Canada	1.907%	4/9/20	60,300	60,176
	Export Development Canada	1.924%	4/17/20	128,000	127,682
	Export Development Canada	1.898%	4/22/20	45,250	45,127
	Export Development Canada	1.816%	5/18/20	198,000	197,228
	Export Development Canada	1.654%	6/3/20	67,000	66,712
	Export Development Canada	1.639%	6/18/20	96,000	95,526
2	Hydro-Quebec	1.674%	8/4/20	335,000	332,590
2	Kingdom of Netherlands	1.640%	3/2/20	140,000	139,994
4	Omers Finance Trust	1.808%	4/2/20	40,000	39,936
	Omers Finance Trust	1.717%	4/20/20	32,500	32,423
4	Ontario Teachers’ Finance Trust	1.875%	4/3/20	30,000	29,949
4	Ontario Teachers’ Finance Trust	1.876%	4/13/20	19,000	18,958
4	Ontario Teachers’ Finance Trust	1.878%	5/5/20	22,750	22,674
4	Ontario Teachers’ Finance Trust	1.870%	5/29/20	32,000	31,854

9

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Ontario Teachers’ Finance Trust	1.860%	6/1/20	32,500	32,347
4	Ontario Teachers’ Finance Trust	1.858%	6/15/20	50,000	49,729
4	Ontario Teachers’ Finance Trust	1.808%	7/20/20	60,000	59,579
4	Ontario Teachers’ Finance Trust	1.746%	7/23/20	33,500	33,268
4	Ontario Teachers’ Finance Trust	1.644%	8/27/20	67,000	66,457
4	Ontario Teachers’ Finance Trust	1.644%	8/28/20	25,000	24,796
3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.120%	1.786%	3/6/20	82,000	82,000
3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.200%	1.813%	8/24/20	95,000	95,000
2,3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.270%	1.928%	8/17/20	99,000	99,000
	Province of British Columbia	0.601%	3/16/20	45,800	45,765
	Province of British Columbia	1.830%	3/25/20	54,400	54,334
	Province of British Columbia	1.830%	3/26/20	56,475	56,404
	Province of British Columbia	1.830%	3/27/20	55,000	54,928
	Province of British Columbia	1.831%	4/8/20	45,465	45,378
	Province of British Columbia	1.842%	4/14/20	26,700	26,640
	Province of British Columbia	1.835%	5/26/20	45,300	45,103
	Province of British Columbia	1.735%	7/9/20	39,000	38,758
	Province of British Columbia	1.735%	7/10/20	50,000	49,687
4	PSP Capital Inc.	0.551%	3/11/20	99,000	98,945
4	PSP Capital Inc.	2.071%	3/12/20	124,000	123,922
4	PSP Capital Inc.	2.020%	3/13/20	53,000	52,965
4	PSP Capital Inc.	2.061%	3/17/20	36,000	35,967
4	PSP Capital Inc.	2.051%	3/19/20	99,000	98,899
4	PSP Capital Inc.	1.867%	4/27/20	49,500	49,355
4	PSP Capital Inc.	1.649%	6/10/20	67,000	66,692
4	PSP Capital Inc.	1.649%	6/11/20	50,000	49,768
4	PSP Capital Inc.	1.735%	7/15/20	27,000	26,825
					5,917,760
Foreign Industrial (1.3%)
2	BASF SE	1.717%	4/14/20	67,000	66,860
2	Nestle Capital Corp.	2.052%	3/24/20	99,127	98,998
2	Total Capital Canada Ltd.	1.949%	4/8/20	209,060	208,634
2	Total Capital Canada Ltd.	0.581%	4/14/20	311,000	310,266
2	Total Capital Canada Ltd.	1.636%	5/4/20	42,500	42,377
2	Total Capital Canada Ltd.	1.684%	8/3/20	95,120	94,438
2	Total Capital Canada Ltd.	1.633%	8/18/20	148,000	146,868
2	Total Capital SA	1.581%	3/4/20	328,000	327,957
2	Total Capital SA	1.581%	3/12/20	290,000	289,860
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.230%	1.892%	6/4/20	49,500	49,500
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.250%	1.921%	7/9/20	65,000	65,000
					1,700,758
Industrial (1.2%)
	Exxon Mobil Corp.	0.380%	6/22/20	500,000	497,457
	Exxon Mobil Corp.	1.635%	6/25/20	297,000	295,445
	Exxon Mobil Corp.	0.360%	6/30/20	100,000	99,455
2	LVMH Moet Hennessy Louis Vuitton Inc.	1.639%	6/16/20	84,400	83,991
2	LVMH Moet Hennessy Louis Vuitton Inc.	1.639%	6/22/20	60,000	59,693
2	Novartis Finance Corp.	1.639%	6/22/20	50,500	50,242
2	Novartis Finance Corp.	1.640%	6/29/20	33,500	33,318

10

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2	Pfizer Inc.	1.636%	5/5/20	202,000	201,405
2	Pfizer Inc.	0.491%	5/11/20	210,000	209,326
					1,530,332
Total Commercial Paper (Cost $44,093,098)					44,093,098
Certificates of Deposit (33.7%)
Domestic Banks (4.1%)
	Citibank NA	1.830%	5/4/20	385,000	385,000
	Citibank NA	1.810%	6/1/20	300,000	300,000
	Citibank NA	1.840%	6/5/20	114,500	114,500
	Citibank NA	1.820%	7/2/20	495,000	495,000
	State Street Bank & Trust Co.	1.900%	4/15/20	767,000	767,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.220%	1.891%	8/10/20	697,000	697,000
3	US Bank NA, 1M USD LIBOR + 0.130%	1.780%	7/14/20	903,000	903,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.150%	1.803%	8/13/20	267,000	267,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.190%	1.837%	3/19/20	650,000	650,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.210%	1.860%	4/14/20	315,000	315,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.230%	1.885%	5/1/20	154,000	154,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.240%	1.898%	5/18/20	201,000	201,000
					5,248,500
Eurodollar Certificates of Deposit (3.6%)
	ABN AMRO Bank NV	1.890%	3/16/20	600,000	600,000
	ABN AMRO Bank NV	1.870%	5/7/20	500,000	500,000
	ABN AMRO Bank NV	1.880%	5/7/20	230,000	230,000
	ABN AMRO Bank NV	1.700%	6/5/20	208,000	208,000
	ABN AMRO Bank NV	1.695%	6/8/20	347,000	347,000
	ABN AMRO Bank NV	1.695%	6/10/20	150,000	150,000
	ABN AMRO Bank NV	1.680%	6/15/20	215,000	215,000
	ING Bank NV	1.760%	5/26/20	350,000	350,000
	ING Bank NV	1.690%	6/8/20	1,250,000	1,250,000
	ING Bank NV	1.665%	6/15/20	272,000	272,000
	MUFG Bank Ltd. (London Branch)	1.810%	4/15/20	134,000	134,000
	MUFG Bank Ltd. (London Branch)	1.860%	5/7/20	280,000	280,000
	MUFG Bank Ltd. (London Branch)	1.690%	6/10/20	67,000	67,000
					4,603,000
Yankee Certificates of Deposit (26.0%)
3	Australia & New Zealand Banking Group, Ltd.
	(New York Branch),
	1M USD LIBOR + 0.180%	1.835%	6/1/20	67,000	67,000
	Bank of Montreal (Chicago Branch)	1.670%	5/18/20	168,000	168,000
	Bank of Montreal (Chicago Branch)	1.750%	7/24/20	100,000	100,000
	Bank of Montreal (Chicago Branch)	1.825%	3/2/20	250,000	250,000
	Bank of Montreal (Chicago Branch)	1.880%	3/2/20	150,000	150,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.190%	1.845%	4/3/20	507,000	507,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.210%	1.837%	6/25/20	145,000	145,000

11

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.210%	1.857%	7/20/20	365,000	365,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.220%	1.875%	4/2/20	383,000	383,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.230%	1.859%	4/22/20	69,000	69,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.240%	1.895%	5/1/20	391,000	391,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.170%	1.828%	3/16/20	103,000	103,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.220%	1.891%	6/8/20	35,000	35,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.220%	1.886%	7/6/20	397,000	397,000
	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.230%	1.877%	4/20/20	213,000	213,000
	Bayerische Landesbank (New York Branch)	1.600%	3/2/20	235,000	235,000
	Bayerische Landesbank (New York Branch)	1.600%	3/3/20	508,000	508,000
	Bayerische Landesbank (New York Branch)	1.600%	3/4/20	584,000	584,000
	Bayerische Landesbank (New York Branch)	1.600%	3/4/20	249,000	249,000
	Bayerische Landesbank (New York Branch)	1.600%	3/6/20	323,000	323,000
	Bayerische Landesbank (New York Branch)	1.600%	3/9/20	243,000	243,000
	Canadian Imperial Bank of Commerce (New York Branch)	1.870%	5/7/20	77,000	77,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.200%	1.866%	5/6/20	273,000	273,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.230%	1.843%	4/27/20	255,000	255,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.160%	1.815%	7/2/20	174,000	174,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.170%	1.799%	4/23/20	162,000	162,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.180%	1.848%	6/5/20	170,000	170,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.190%	1.848%	1/12/21	250,000	250,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.200%	1.858%	3/18/20	100,000	100,000
3	Cooperatieve Rabobank UA (New York Branch)	2.050%	3/17/20	33,000	33,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	1.836%	3/6/20	198,000	198,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	1.841%	3/9/20	165,000	165,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	1.783%	3/27/20	198,000	198,000

12

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	1.825%	4/1/20	169,000	169,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.200%	1.865%	5/11/20	99,000	99,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.200%	1.803%	6/30/20	144,000	144,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.250%	1.912%	5/4/20	300,000	300,000
	Credit Agricole Corporate & Investment Bank	1.590%	3/3/20	999,000	999,000
	Credit Agricole Corporate & Investment Bank	1.590%	3/6/20	1,414,000	1,414,000
	Credit Suisse AG (New York Branch)	2.000%	3/24/20	400,000	400,000
	Credit Suisse AG (New York Branch)	2.000%	3/27/20	900,000	900,000
	DNB Bank ASA (New York Branch)	1.585%	3/2/20	1,330,000	1,330,000
	DNB Bank ASA (New York Branch)	1.585%	3/4/20	1,384,000	1,384,000
	DNB Bank ASA (New York Branch)	1.850%	5/1/20	400,000	400,000
	DNB Bank ASA (New York Branch)	1.740%	7/16/20	445,000	445,000
	KBC Bank NV (New York Branch)	1.590%	3/4/20	365,000	365,000
	KBC Bank NV (New York Branch)	1.590%	3/5/20	29,000	29,000
	KBC Bank NV (New York Branch)	1.600%	3/6/20	365,000	365,000
	Landesbank Hessen-Thueringen Girozentrale	1.590%	3/2/20	235,000	235,000
	Landesbank Hessen-Thueringen Girozentrale	1.590%	3/3/20	343,000	343,000
	Landesbank Hessen-Thueringen Girozentrale	1.600%	3/3/20	75,000	75,000
	Landesbank Hessen-Thueringen Girozentrale	1.600%	3/4/20	300,000	300,000
	Landesbank Hessen-Thueringen Girozentrale	1.600%	3/5/20	1,000,000	1,000,000
	Landesbank Hessen-Thueringen Girozentrale	1.610%	3/9/20	1,184,000	1,184,000
	MUFG Bank Ltd. (New York Branch)	1.900%	3/6/20	40,000	40,000
	MUFG Bank Ltd. (New York Branch)	1.760%	4/30/20	66,000	66,000
	MUFG Bank Ltd. (New York Branch)	1.770%	4/30/20	66,000	66,000
	MUFG Bank Ltd. (New York Branch)	1.780%	4/30/20	67,000	67,000
	MUFG Bank Ltd. (New York Branch)	1.780%	4/30/20	66,000	66,000
	MUFG Bank Ltd. (New York Branch)	1.790%	4/30/20	100,000	100,000
	MUFG Bank Ltd. (New York Branch)	1.800%	4/30/20	101,000	101,000
	MUFG Bank Ltd. (New York Branch)	1.830%	5/11/20	133,000	133,000
	MUFG Bank Ltd. (New York Branch)	1.840%	5/11/20	166,000	166,000
	Natixis (New York Branch)	1.570%	3/5/20	375,000	375,000
	Natixis (New York Branch)	1.570%	3/6/20	1,000,000	1,000,000
	Nordea Bank ABP (New York Branch)	1.740%	6/16/20	87,000	86,999
3	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.170%	1.836%	7/6/20	500,000	500,000
3	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.200%	1.862%	6/4/20	500,000	499,993
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.250%	1.905%	9/3/20	601,000	601,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.200%	1.855%	7/2/20	300,000	300,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.230%	1.833%	5/29/20	694,000	694,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.230%	1.885%	6/1/20	650,000	650,000
3	Sumitomo Mitsui Banking Corp. (New York Branch)	1.912%	3/4/20	53,000	53,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.080%	1.748%	6/5/20	313,000	312,997

13

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	1.808%	5/12/20	310,000	309,994
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.200%	1.855%	4/3/20	245,000	244,999
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.200%	1.829%	4/24/20	420,000	419,997
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.200%	1.862%	5/4/20	540,000	539,995
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.210%	1.823%	3/27/20	270,000	270,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.220%	1.870%	4/14/20	400,000	399,997
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	1.818%	6/15/20	159,000	159,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	1.807%	6/19/20	495,000	495,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	1.763%	6/30/20	395,000	395,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.180%	1.838%	7/15/20	250,000	250,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.190%	1.858%	5/5/20	350,000	350,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.200%	1.847%	5/19/20	250,000	250,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.220%	1.867%	8/20/20	205,000	205,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.240%	1.869%	11/24/20	297,000	297,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.240%	1.895%	12/2/20	254,000	253,990
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.290%	1.919%	9/24/20	335,000	335,000
	Toronto-Dominion Bank (New York Branch)	2.000%	3/17/20	50,000	50,000
	Toronto-Dominion Bank (New York Branch)	1.760%	7/16/20	65,000	65,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.200%	1.871%	7/7/20	540,000	540,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.210%	1.865%	5/4/20	135,000	135,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.220%	1.870%	5/14/20	368,000	368,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	1.853%	7/30/20	200,000	200,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	1.853%	7/31/20	325,000	325,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	1.900%	8/13/20	300,000	300,000
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	1.818%	6/5/20	50,000	49,997
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	1.818%	6/12/20	75,000	74,999
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	1.815%	7/2/20	500,000	499,992

14

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.230%	1.895%	9/11/20	67,000	67,000
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.230%	1.888%	9/16/20	172,000	172,000
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.230%	1.888%	9/18/20	100,000	100,000
					33,419,949
Total Certificates of Deposit (Cost $43,271,449)					43,271,449
Other Notes (1.2%)
	Bank of America NA	1.870%	6/4/20	162,000	162,000
	Bank of America NA	1.870%	6/8/20	162,000	162,000
3	Bank of America NA, 1M USD LIBOR + 0.090%	1.758%	9/4/20	201,000	201,000
3	Bank of America NA, 1M USD LIBOR + 0.150%	1.821%	7/10/20	100,000	100,000
3	Bank of America NA, 1M USD LIBOR + 0.200%	1.855%	4/1/20	169,000	169,000
3	Bank of America NA, 1M USD LIBOR + 0.220%	1.833%	4/27/20	164,000	164,000
3	Bank of America NA, 1M USD LIBOR + 0.220%	1.875%	5/1/20	325,000	325,000
3	Bank of America NA, 1M USD LIBOR + 0.240%	1.905%	5/11/20	247,500	247,500
Total Other Notes (Cost $1,530,500)					1,530,500
Taxable Municipal Bonds (0.0%)
5	Greene County GA Development Authority Revenue VRDO (Cost $6,250)	1.600%	3/6/20	6,250	6,250
Total Investments (99.9%) (Cost $128,125,507)					128,125,507
Other Assets and Liabilities-Net (0.1%)					88,972
Net Assets (100%)					128,214,479

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 29, 2020, the aggregate value of these securities was $33,756,933,000, representing 26.3% of net assets.

3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $3,937,943,000, representing 3.1% of net assets.

5	Scheduled principal and interest payments are guaranteed by bank letter of credit.

LIBOR—London Interbank Offered Rate.

VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Prime Money Market Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value (Cost $128,125,507)	128,125,507
Investment in Vanguard	5,571
Cash	879
Receivables for Accrued Income	75,392
Receivables for Capital Shares Issued	1,084,068
Other Assets	51,663
Total Assets	129,343,080
Liabilities
Payables for Capital Shares Redeemed	1,108,463
Payables for Distributions	11,721
Payables to Vanguard	8,417
Total Liabilities	1,128,601
Net Assets	128,214,479

At February 29, 2020, net assets consisted of:

Paid-in Capital	128,209,965
Total Distributable Earnings (Loss)	4,514
Net Assets	128,214,479

Investor Shares—Net Assets
Applicable to 107,647,851,674 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	107,660,517
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 20,551,550,172 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,553,962
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

16

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest	1,226,794
Total Income	1,226,794
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,081
Management and Administrative—Investor Shares	73,629
Management and Administrative—Admiral Shares	8,605
Marketing and Distribution—Investor Shares	8,690
Marketing and Distribution—Admiral Shares	731
Custodian Fees	275
Shareholders’ Reports—Investor Shares	469
Shareholders’ Reports—Admiral Shares	41
Trustees’ Fees and Expenses	45
Total Expenses	94,566
Net Investment Income	1,132,228
Realized Net Gain (Loss) on Investment Securities Sold	707
Net Increase (Decrease) in Net Assets Resulting from Operations	1,132,935

See accompanying Notes, which are an integral part of the Financial Statements.

17

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,132,228	2,775,871
Realized Net Gain (Loss)	707	(80)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,132,935	2,775,791
Distributions[1]
Investor Shares	(951,317)	(2,351,823)
Admiral Shares	(180,692)	(424,095)
Total Distributions	(1,132,009)	(2,775,918)
Capital Share Transactions (at $1.00 per share)
Investor Shares	2,951,197	11,810,567
Admiral Shares	1,631,082	2,805,143
Net Increase (Decrease) from Capital Share Transactions	4,582,279	14,615,710
Total Increase (Decrease)	4,583,205	14,615,583
Net Assets
Beginning of Period	123,631,274	109,015,691
End of Period	128,214,479	123,631,274

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Prime Money Market Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.009[1]	.023[1]	.016[1]	.008[1]	.0032	.0002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.009	.023	.016	.008	.0032	.0002
Distributions
Dividends from Net Investment Income	(.009)	(.023)	(.016)	(.008)	(.0032)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.023)	(.016)	(.008)	(.0032)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.90%	2.36%	1.59%	0.83%	0.32%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107,661	$104,709	$92,898	$84,886	$100,210	$105,820
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.33%	1.59%	0.82%	0.32%	0.02%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. For the six months ended February 29, 2020, and the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Prime Money Market Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period Investment Operations	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	.009[1]	.024[1]	.016[1]	.009[1]	.004	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.009	.024	.016	.009	.004	.001
Distributions
Dividends from Net Investment Income	(.009)	(.024)	(.016)	(.009)	(.004)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.024)	(.016)	(.009)	(.004)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.93%	2.42%	1.66%	0.89%	0.38%	0.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,554	$18,923	$16,118	$11,997	$16,429	$28,988
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.39%	1.65%	0.88%	0.38%	0.07%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management

21

Prime Money Market Fund

and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $5,571,000, representing less than 0.01% of the fund’s net assets and 2.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22

Prime Money Market Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax cost	128,125,507
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $4,284,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	30,733,138	30,733,372	67,073,536	67,073,695
Issued in Lieu of Cash Distributions	878,886	878,886	2,176,642	2,176,642
Redeemed	(28,660,827)	(28,660,827)	(57,439,611)	(57,439,611)
Net Increase (Decrease)—Investor Shares	2,951,197	2,951,431	11,810,567	11,810,726
Admiral Shares
Issued	7,642,361	7,642,127	12,655,596	12,655,436
Issued in Lieu of Cash Distributions	165,386	165,386	392,879	392,879
Redeemed	(6,176,665)	(6,176,665)	(10,243,332)	(10,243,332)
Net Increase (Decrease)—Admiral Shares	1,631,082	1,630,848	2,805,143	2,804,983

23

Prime Money Market Fund

F. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

24

Federal Money Market Fund

Fund Allocation1

As of February 29, 2020

U.S. Treasury Bills	32.3%
Repurchase Agreements	18.7
U.S. Government Obligations	49.0
1	Percentage of investments.

25

Federal Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (81.5%)
2	Fannie Mae Discount Notes	1.566%	3/4/20	321,840	321,798
2	Fannie Mae Discount Notes	1.554%	3/13/20	33,333	33,316
2	Fannie Mae Discount Notes	1.606%	3/19/20	98,817	98,738
2	Fannie Mae Discount Notes	1.556%	4/1/20	220,600	220,306
2	Fannie Mae Discount Notes	1.556%	4/8/20	99,250	99,088
2	Fannie Mae Discount Notes	1.556%	4/22/20	833,099	831,232
2	Fannie Mae Discount Notes	1.576%	5/14/20	63,100	62,897
2	Fannie Mae Discount Notes	1.567%	5/21/20	1,200,000	1,195,788
2	Fannie Mae Discount Notes	1.541%	5/29/20	900,000	896,678
2	Fannie Mae Discount Notes	1.530%	6/12/20	600,000	597,450
	Federal Home Loan Bank Discount Notes	1.584%	3/2/20	176,400	176,392
	Federal Home Loan Bank Discount Notes	1.592%	3/4/20	205,455	205,428
	Federal Home Loan Bank Discount Notes	1.585%	3/5/20	198,000	197,965
	Federal Home Loan Bank Discount Notes	1.556%	3/6/20	37,000	36,992
	Federal Home Loan Bank Discount Notes	1.585%	3/10/20	200,000	199,921
	Federal Home Loan Bank Discount Notes	1.616%	3/11/20	1,523,187	1,522,531
	Federal Home Loan Bank Discount Notes	1.581%	3/13/20	942,050	941,560
	Federal Home Loan Bank Discount Notes	1.588%	3/17/20	500,000	499,649
	Federal Home Loan Bank Discount Notes	1.906%	3/18/20	1,240,000	1,239,002
	Federal Home Loan Bank Discount Notes	1.578%	3/19/20	500,000	499,607
	Federal Home Loan Bank Discount Notes	1.578%	3/20/20	3,304,000	3,301,256
	Federal Home Loan Bank Discount Notes	1.578%	3/23/20	500,000	499,520
	Federal Home Loan Bank Discount Notes	1.549%	3/24/20	455,000	454,551
	Federal Home Loan Bank Discount Notes	1.588%	3/25/20	2,000,000	1,997,893
	Federal Home Loan Bank Discount Notes	1.593%	3/30/20	55,000	54,930
	Federal Home Loan Bank Discount Notes	1.589%	4/1/20	594,509	593,702
	Federal Home Loan Bank Discount Notes	1.582%	4/2/20	149,100	148,891
	Federal Home Loan Bank Discount Notes	1.624%	4/3/20	496,075	495,357
	Federal Home Loan Bank Discount Notes	1.604%	4/8/20	1,270,553	1,268,461
	Federal Home Loan Bank Discount Notes	1.583%	4/9/20	623,000	621,937
	Federal Home Loan Bank Discount Notes	1.624%	4/13/20	90,000	89,830
	Federal Home Loan Bank Discount Notes	1.563%	4/15/20	80,150	79,994
	Federal Home Loan Bank Discount Notes	1.624%	4/17/20	711,600	710,152
	Federal Home Loan Bank Discount Notes	1.576%	4/24/20	450,000	448,940
	Federal Home Loan Bank Discount Notes	1.623%	4/29/20	350,000	349,076
	Federal Home Loan Bank Discount Notes	1.584%	5/4/20	348,660	347,684
	Federal Home Loan Bank Discount Notes	1.596%	5/5/20	24,400	24,330
	Federal Home Loan Bank Discount Notes	1.581%	5/6/20	869,308	866,796
	Federal Home Loan Bank Discount Notes	1.576%	5/15/20	72,000	71,764
	Federal Home Loan Bank Discount Notes	1.586%	5/20/20	177,833	177,214

26

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Federal Home Loan Bank Discount Notes	1.575%	5/22/20	589,000	586,895
	Federal Home Loan Bank Discount Notes	1.584%	5/26/20	500,000	498,119
	Federal Home Loan Bank Discount Notes	1.539%	5/27/20	1,400,000	1,394,813
	Federal Home Loan Bank Discount Notes	1.591%	5/28/20	160,000	159,382
	Federal Home Loan Bank Discount Notes	1.578%	6/1/20	855,050	851,619
	Federal Home Loan Bank Discount Notes	1.571%	6/5/20	100,000	99,584
	Federal Home Loan Bank Discount Notes	1.572%	7/15/20	170,000	168,998
	Federal Home Loan Bank Discount Notes	1.612%	7/22/20	27,950	27,772
	Federal Home Loan Banks	1.570%	3/2/20	300,000	300,000
	Federal Home Loan Banks	1.570%	3/2/20	500,000	499,999
	Federal Home Loan Banks	1.620%	3/2/20	500,000	500,000
	Federal Home Loan Banks	1.570%	3/5/20	750,000	749,998
	Federal Home Loan Banks	1.620%	3/6/20	525,000	525,000
	Federal Home Loan Banks	1.626%	3/13/20	572,140	572,609
	Federal Home Loan Banks	1.600%	4/1/20	171,000	170,998
	Federal Home Loan Banks	1.610%	4/24/20	500,000	499,984
	Federal Home Loan Banks	1.610%	4/24/20	850,000	849,973
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.000%	1.659%	7/15/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.045%	1.700%	4/1/20	300,000	300,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.045%	1.711%	4/6/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.045%	1.711%	4/6/20	1,500,000	1,500,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.050%	1.663%	4/27/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.050%	1.721%	5/8/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.010%	1.617%	3/25/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.010%	1.617%	3/25/20	1,000,000	999,994
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.020%	1.627%	3/20/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.020%	1.635%	4/3/20	850,000	850,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.020%	1.635%	4/3/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.020%	1.583%	11/27/20	2,000,000	2,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.025%	1.622%	4/20/20	750,000	750,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.035%	1.568%	12/11/20	1,650,000	1,650,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.622%	11/4/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.622%	11/4/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.618%	11/12/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.613%	11/13/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.618%	11/13/20	1,000,000	1,000,000

27

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.619%	11/18/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.619%	11/18/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.618%	12/18/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.055%	1.603%	3/12/20	180,000	179,998
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	185,830	186,072
2	Freddie Mac Discount Notes	1.586%	3/6/20	545,834	545,714
2	Freddie Mac Discount Notes	1.541%	3/9/20	590,000	589,799
2	Freddie Mac Discount Notes	1.606%	3/10/20	27,000	26,989
2	Freddie Mac Discount Notes	1.662%	3/18/20	1,251,599	1,250,631
2	Freddie Mac Discount Notes	1.571%	3/20/20	972,901	972,097
2	Freddie Mac Discount Notes	1.575%	3/23/20	344,500	344,170
2	Freddie Mac Discount Notes	1.557%	3/25/20	400,000	399,587
2	Freddie Mac Discount Notes	1.557%	3/26/20	1,150,000	1,148,762
2	Freddie Mac Discount Notes	1.631%	3/27/20	41,864	41,815
2	Freddie Mac Discount Notes	1.564%	4/2/20	641,215	640,317
2	Freddie Mac Discount Notes	1.589%	4/6/20	500,000	499,210
2	Freddie Mac Discount Notes	1.536%	4/7/20	198,554	198,242
2	Freddie Mac Discount Notes	1.570%	4/9/20	233,685	233,290
2	Freddie Mac Discount Notes	1.580%	4/17/20	805,024	803,386
2	Freddie Mac Discount Notes	1.535%	4/27/20	261,754	261,116
2	Freddie Mac Discount Notes	1.564%	5/4/20	750,000	747,927
2	Freddie Mac Discount Notes	1.564%	5/5/20	1,250,000	1,246,490
2	Freddie Mac Discount Notes	1.579%	5/7/20	250,000	249,270
2	Freddie Mac Discount Notes	1.533%	5/12/20	750,000	747,712
2	Freddie Mac Discount Notes	1.582%	5/19/20	1,442,582	1,437,738
2	Freddie Mac Discount Notes	1.602%	6/1/20	400,000	398,376
2	Freddie Mac Discount Notes	1.560%	6/8/20	153,993	153,333
2	Freddie Mac Discount Notes	1.557%	6/10/20	350,000	348,479
2	Freddie Mac Discount Notes	1.560%	6/17/20	650,000	646,977
	United States Treasury Bill	1.842%	3/5/20	2,650,000	2,649,482
	United States Treasury Bill	1.842%	3/12/20	3,500,000	3,498,235
	United States Treasury Bill	1.534%	3/17/20	1,250,000	1,249,150
	United States Treasury Bill	1.888%	3/19/20	4,500,000	4,496,287
	United States Treasury Bill	1.531%	3/24/20	1,504,000	1,502,512
	United States Treasury Bill	1.561%	3/26/20	1,500,000	1,498,380
	United States Treasury Bill	1.811%	4/2/20	3,400,000	3,395,064
	United States Treasury Bill	1.679%	4/9/20	2,552,365	2,548,162
	United States Treasury Bill	1.633%	4/16/20	2,000,000	1,996,090
	United States Treasury Bill	1.574%	4/21/20	1,500,000	1,496,664
	United States Treasury Bill	1.639%	4/23/20	3,050,000	3,042,988
	United States Treasury Bill	1.623%	4/30/20	3,586,040	3,576,496
	United States Treasury Bill	1.547%	5/7/20	2,500,000	2,492,796
	United States Treasury Bill	1.562%	5/14/20	5,500,000	5,482,476
	United States Treasury Bill	1.552%	5/21/20	3,300,000	3,288,554
	United States Treasury Bill	1.593%	5/28/20	500,000	498,069
	United States Treasury Bill	1.577%	6/4/20	3,000,000	2,987,610
	United States Treasury Bill	1.520%	6/18/20	1,000,000	995,307
	United States Treasury Bill	1.570%	6/25/20	1,000,000	994,941
	United States Treasury Bill	1.572%	7/2/20	2,000,000	1,989,340
	United States Treasury Bill	1.522%	8/20/20	1,000,250	993,034

28

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	United States Treasury Floating Rate
	Note, US Treasury 3M US T-Bill + 0.045%	1.556%	10/31/20	324,000	323,670
3	United States Treasury Floating Rate
	Note, US Treasury 3M US T-Bill + 0.139%	1.650%	4/30/21	2,417,950	2,416,165
3	United States Treasury Floating Rate
	Note, US Treasury 3M US T-Bill + 0.220%	1.731%	7/31/21	4,500,000	4,497,208
3	United States Treasury Floating Rate
	Note, US Treasury 3M US T-Bill + 0.300%	1.811%	10/31/21	3,329,600	3,330,477
	United States Treasury Note/Bond	1.125%	3/31/20	250,000	249,905
	United States Treasury Note/Bond	2.250%	3/31/20	500,000	500,268
	United States Treasury Note/Bond	1.375%	4/30/20	643,497	643,281
	United States Treasury Note/Bond	2.375%	4/30/20	175,000	175,231
	United States Treasury Note/Bond	1.500%	5/15/20	240,000	239,966
	United States Treasury Note/Bond	3.500%	5/15/20	500,000	501,943
	United States Treasury Note/Bond	1.500%	5/31/20	34,100	34,091
	United States Treasury Note/Bond	2.500%	5/31/20	165,000	165,365
Total U.S. Government and Agency Obligations (Cost $127,531,057)					127,531,057
Repurchase Agreements (18.7%)
	Bank of Nova Scotia
	(Dated 2/28/20, Repurchase Value
	$200,026,000, collateralized by
	Treasury Inflation Indexed Note/Bond
	0.875%–3.625%, 1/15/27–2/15/49, and
	U.S. Treasury Note/Bond 2.375%–8.000%,
	11/15/21–11/15/49, with a value of
	$204,000,000)	1.580%	3/2/20	200,000	200,000
	Canadian Imperial Bank of Commerce
	(Dated 2/28/20, Repurchase Value
	$1,250,166,000, collateralized by
	Treasury Inflation Indexed Note/Bond
	0.125%–0.875%, 4/15/21–1/15/29, and
	U.S. Treasury Note/Bond 1.375%–3.125,
	12/31/20–8/15/45, with a value of
	$1,275,000,000)	1.590%	3/2/20	1,250,000	1,250,000
	Credit Agricole Corporate & Investment
	Bank NY Branch
	(Dated 2/28/20, Repurchase Value
	$1,999,263,000, collateralized by
	U.S. Treasury Note/Bond 1.500%–3.000%,
	2/28/21–2/15/48, with a value of
	$2,038,980,000)	1.580%	3/2/20	1,999,000	1,999,000
	Credit Agricole Corporate & Investment
	Bank NY Branch
	(Dated 2/27/20, Repurchase Value
	$1,000,296,000, collateralized by
	U.S. Treasury Note/Bond 1.250%–2.875%,
	3/31/21–5/15/26, with a value of
	$1,020,000,000)	1.520%	3/5/20	1,000,000	1,000,000

29

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Credit Agricole Corporate & Investment
Bank NY Branch
(Dated 2/28/20, Repurchase Value
$1,000,309,000, collateralized by
Treasury Inflation Indexed Note/Bond
1.000%, 2/15/48, and U.S. Treasury
Note/Bond 1.250%–3.125%,
3/31/21–5/15/48, with a value of
$1,020,000,000)	1.590%	3/6/20	1,000,000	1,000,000
DNB Bank ASA
(Dated 2/28/20, Repurchase Value
$1,200,159,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.625%, 7/15/21, and U.S. Treasury
Note/Bond 1.500%–2.875%,
3/15/21–8/15/28, with a value of
$1,224,000,000)	1.590%	3/2/20	1,200,000	1,200,000
Federal Reserve Bank of New York
(Dated 2/28/20, Repurchase Value
$87,011,000, collateralized by
U.S. Treasury Note/Bond 5.250%,
11/15/28, with a value of $87,011,000)	1.500%	3/2/20	87,000	87,000
Goldman Sachs & Co.
(Dated 2/27/20, Repurchase Value
$3,000,922,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.375%–3.375%, 7/15/21–2/15/47, and
U.S. Treasury Note/Bond 1.125%–2.875%,
2/28/21–8/15/45, with a value of
$3,060,000,000)	1.580%	3/5/20	3,000,000	3,000,000
JP Morgan Securities LLC
(Dated 2/28/20, Repurchase Value
$525,068,000, collateralized by
U.S. Treasury Bill 0.000%, 3/5/20–7/2/20,
and U.S. Treasury Note/Bond
1.201%–5.250%, 3/31/20–2/15/49,
with a value of $535,500,000)	1.550%	3/2/20	525,000	525,000
JP Morgan Securities LLC
(Dated 2/28/20, Repurchase Value
$1,000,133,000, collateralized by
U.S. Treasury Note/Bond 3.125%–4.750%,
2/15/41–8/15/44, with a value of
$1,020,001,000)	1.590%	3/2/20	1,000,000	1,000,000
JP Morgan Securities LLC
(Dated 2/25/20, Repurchase Value
$1,000,307,000, collateralized by
U.S. Treasury Note/Bond 1.875%–2.875%,
6/30/26–11/15/46, with a value of
$1,020,001,000)	1.580%	3/3/20	1,000,000	1,000,000

30

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
JP Morgan Securities LLC
(Dated 2/26/20, Repurchase Value
$500,155,000, collateralized by
U.S. Treasury Note/Bond 2.750%–3.500%,
2/15/39–8/15/47, with a value of
$510,000,000)	1.590%	3/4/20	500,000	500,000
JP Morgan Securities LLC
(Dated 2/27/20, Repurchase Value
$500,155,000, collateralized by
U.S. Treasury Note/Bond 3.375%,
5/15/44, with a value of $510,002,000)	1.590%	3/5/20	500,000	500,000
Mizuho Securities (USA) Inc.
(Dated 2/28/20, Repurchase Value
$500,066,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%, 4/15/22, U.S. Treasury Bill 0.000%,
3/3/20, and U.S. Treasury Note/Bond
1.191%–2.250%, 4/30/20–8/15/49,
with a value of $510,000,000)	1.590%	3/2/20	500,000	500,000
MUFG Securities
(Dated 2/28/20, Repurchase Value
$2,096,278,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–0.375%, 7/15/26–1/15/27, and
U.S. Treasury Note/Bond 1.125%–4.750%,
4/15/21–8/15/49, with a value of
$2,137,920,000)	1.590%	3/2/20	2,096,000	2,096,000
Nomura International plc
(Dated 2/25/20, Repurchase Value
$1,500,461,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.875%, 1/15/22–2/15/50, and
U.S. Treasury Note/Bond 2.125%–2.750%,
12/31/23–4/30/24, with a value of
$1,530,000,000)	1.580%	3/3/20	1,500,000	1,500,000
RBC Capital Markets LLC NY Branch
(Dated 2/25/20, Repurchase Value
$2,400,737,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.875%, 4/15/20–2/15/48, and
U.S. Treasury Note/Bond 1.375%–5.375%,
3/31/21–8/15/48, with a value of
$2,448,000,000)	1.580%	3/3/20	2,400,000	2,400,000
RBC Dominion Securities Inc.
(Dated 2/25/20, Repurchase Value
$1,095,336,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–0.750%, 4/15/22–2/15/45, and
U.S. Treasury Note/Bond 1.125%–6.500%,
10/31/20–2/15/49, with a value of
$1,116,900,000)	1.580%	3/3/20	1,095,000	1,095,000

31

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
RBC Dominion Securities Inc.
(Dated 2/28/20, Repurchase Value
$1,500,464,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–1.250%, 7/15/20–2/15/47,
U.S. Treasury Bill 0.000%, 3/26/20–1/28/21,
and U.S. Treasury Note/Bond
1.125%–6.500%, 10/31/20–8/15/49,
with a value of $1,530,000,000)	1.590%	3/6/20	1,500,000	1,500,000
Societe Generale
(Dated 2/25/20, Repurchase Value
$1,000,309,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.875%, 7/15/20–2/15/49,
U.S. Treasury Bill 0.000%, 3/24/20–2/25/21,
and U.S. Treasury Note/Bond
1.125%–7.875%, 4/15/20–2/15/50,
with a value of $1,020,500,000)	1.590%	3/3/20	1,000,000	1,000,000
Societe Generale
(Dated 2/26/20, Repurchase Value
$500,155,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–2.125%, 4/15/20–2/15/42,
U.S. Treasury Bill 0.000%, 4/21/20–2/25/21,
and U.S. Treasury Note/Bond
1.250%–8.750%, 4/30/20–2/15/50,
with a value of $510,000,000)	1.590%	3/4/20	500,000	500,000
Societe Generale
(Dated 2/27/20, Repurchase Value
$1,000,309,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–2.375%, 4/15/20–2/15/48,
U.S. Treasury Bill 0.000%, 4/21/20–2/25/21,
and U.S. Treasury Note/Bond
1.125%–8.000%, 3/31/20–11/15/49,
with a value of $1,020,000,000)	1.590%	3/5/20	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
(Dated 2/28/20, Repurchase Value
$4,000,507,000, collateralized by
U.S. Treasury Note/Bond 1.125%–2.875%,
7/31/20–2/15/26, with a value of
$4,080,000,000)	1.520%	3/2/20	4,000,000	4,000,000
TD Securities (USA) LLC
(Dated 2/25/20, Repurchase Value
$200,062,000, collateralized by
U.S. Treasury Note/Bond 1.625%–2.750%,
12/31/20–2/15/27, with a value of
$204,000,000)	1.600%	3/3/20	200,000	200,000

32

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
TD Securities (USA) LLC
(Dated 2/28/20, Repurchase Value
$200,063,000, collateralized by
U.S. Treasury Note/Bond 1.500%–3.125%,
7/31/21–2/15/30, with a value of
$204,000,000)	1.610%	3/6/20	200,000	200,000

Total Repurchase Agreements (Cost $29,252,000)				29,252,000
Total Investments (100.2%) (Cost $156,783,057)				156,783,057
Other Assets and Liabilities-Net (-0.2%)				(326,056)
Net Assets (100%)				156,457,001
Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

LIBOR—London Interbank Offered Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Federal Money Market Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $127,531,057)	127,531,057
Repurchase Agreements (Cost $29,252,000)	29,252,000
Total Investments in Securities	156,783,057
Investment in Vanguard	6,523
Receivables for Accrued Income	80,649
Receivables for Capital Shares Issued	1,425,063
Other Assets	8,891
Total Assets	158,304,183
Liabilities
Due to Custodian	735
Payables for Investment Securities Purchased	1,494,128
Payables for Capital Shares Redeemed	342,546
Payables for Distributions	2,454
Payables to Vanguard	7,319
Total Liabilities	1,847,182
Net Assets	156,457,001

At February 29, 2020, net assets consisted of:

Paid-in Capital	156,459,387
Total Distributable Earnings (Loss)	(2,386)
Net Assets	156,457,001

Net Assets
Applicable to 156,458,876,795 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	156,457,001
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

34

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest	1,289,123
Total Income	1,289,123
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,387
Management and Administrative	62,788
Marketing and Distribution	11,833
Custodian Fees	299
Shareholders’ Reports	1,585
Trustees’ Fees and Expenses	90
Total Expenses	78,982
Net Investment Income	1,210,141
Realized Net Gain (Loss) on Investment Securities Sold	275
Net Increase (Decrease) in Net Assets Resulting from Operations	1,210,416

See accompanying Notes, which are an integral part of the Financial Statements.

35

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,210,141	2,616,779
Realized Net Gain (Loss)	275	596
Net Increase (Decrease) in Net Assets Resulting from Operations	1,210,416	2,617,375
Distributions[1]
Total Distributions	(1,210,711)	(2,616,749)
Capital Share Transactions (at $1.00 per share)
Issued	54,672,917	92,160,373
Issued in Lieu of Cash Distributions	1,190,766	2,571,034
Redeemed	(32,372,299)	(62,052,929)
Net Increase (Decrease) from Capital Share Transactions	23,491,384	32,678,478
Total Increase (Decrease)	23,491,089	32,679,104
Net Assets
Beginning of Period	132,965,912	100,286,808
End of Period	156,457,001	132,965,912

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Federal Money Market Fund

Financial Highlights

	Six Months Ended February 29, 2020
For a Share Outstanding		Year Ended August 31,
Throughout Each Period		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0081	.0221	.0141	.0061	.0022	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.008	.022	.014	.006	.0022	.0001
Distributions
Dividends from Net Investment Income	(.008)	(.022)	(.014)	(.006)	(.0022)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.022)	(.014)	(.006)	(.0022)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.85%	2.26%	1.42%	0.57%	0.23%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$156,457	$132,966	$100,287	$79,452	$38,804	$3,325
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%	0.11%	0.11%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.24%	1.43%	0.60%	0.27%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016 and 0.11% for 2015. For the six months ended February 29, 2020, and the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

38

Federal Money Market Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $6,523,000, representing less than 0.01% of the fund’s net assets and 2.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

39

Federal Money Market Fund

D.    As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax cost	$156,783,057
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $2,178,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.    Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

40

Treasury Money Market Fund

Fund Allocation1

As of February 29, 2020

U.S. Treasury Bills	87.1%
U.S. Government Obligations	12.9

1	Percentage of investments.

41

Treasury Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (104.2%)
	United States Treasury Bill	1.420%–1.519%	3/3/20	1,493,227	1,493,128
	United States Treasury Bill	1.566%–1.842%	3/5/20	1,217,145	1,216,927
	United States Treasury Bill	1.519%–1.552%	3/10/20	653,261	653,010
	United States Treasury Bill	1.526%–1.845%	3/12/20	1,552,254	1,551,509
	United States Treasury Bill	1.534%	3/17/20	553,000	552,624
	United States Treasury Bill	1.546%–1.888%	3/19/20	1,988,921	1,987,305
	United States Treasury Bill	1.528%–1.577%	3/24/20	1,793,438	1,791,670
	United States Treasury Bill	1.548%–1.561%	3/26/20	498,852	498,314
	United States Treasury Bill	1.454%–1.554%	3/31/20	2,081,000	2,078,489
	United States Treasury Bill	1.526%–1.811%	4/2/20	684,000	683,055
	United States Treasury Bill	1.551%–1.554%	4/7/20	349,315	348,759
	United States Treasury Bill	1.516%–1.679%	4/9/20	1,610,792	1,608,130
	United States Treasury Bill	1.566%–1.569%	4/14/20	645,000	643,766
	United States Treasury Bill	1.536%–1.633%	4/16/20	689,137	687,777
	United States Treasury Bill	1.555%–1.574%	4/21/20	820,983	819,157
	United States Treasury Bill	1.536%	4/23/20	1,779,000	1,774,993
	United States Treasury Bill	1.536%–1.644%	4/30/20	2,050,425	2,045,078
	United States Treasury Bill	1.536%–1.556%	5/7/20	1,645,250	1,640,505
	United States Treasury Bill	1.548%–1.562%	5/14/20	1,850,807	1,844,915
	United States Treasury Bill	1.548%–1.552%	5/21/20	2,378,454	2,370,192
	United States Treasury Bill	1.498%–1.593%	5/28/20	1,902,000	1,894,942
	United States Treasury Bill	1.577%	6/4/20	349,000	347,559
	United States Treasury Bill	1.572%	7/2/20	353,166	351,284
	United States Treasury Bill	1.522%	8/20/20	250,000	248,196
2	United States Treasury Floating
	Rate Note, 3M US T-Bill + 0.139%	1.650%	4/30/21	750,000	749,588
2	United States Treasury Floating
	Rate Note, 3M US T-Bill + 0.220%	1.731%	7/31/21	1,075,000	1,074,528
2	United States Treasury Floating
	Rate Note, 3M US T-Bill + 0.300%	1.811%	10/31/21	1,152,280	1,152,768
	United States Treasury Note/Bond	1.125%	3/31/20	300,000	299,886
	United States Treasury Note/Bond	2.250%	3/31/20	275,875	276,017
	United States Treasury Note/Bond	1.125%	4/30/20	50,000	49,963
	United States Treasury Note/Bond	1.375%	4/30/20	375,000	374,883
	United States Treasury Note/Bond	2.375%	4/30/20	111,000	111,145
	United States Treasury Note/Bond	3.500%	5/15/20	232,000	232,909
Total U.S. Government and Agency Obligations (Cost $33,452,971)					33,452,971
Total Investments (104.2%) (Cost $33,452,971)					33,452,971

42

Treasury Money Market Fund

		Face	Market
	Maturity	Amount	Value•
Yield[1]	Date	($000)	($000)
Other Assets and Liabilities-Net (-4.2%)			(1,344,772)
Net Assets (100%)			32,108,199

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Treasury Money Market Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value (Cost $33,452,971)	33,452,971
Investment in Vanguard	1,375
Receivables for Investment Securities Sold	584,833
Receivables for Accrued Income	18,224
Receivables for Capital Shares Issued	313,637
Cash	6
Other Assets	4,614
Total Assets	34,375,660
Liabilities
Payables for Investment Securities Purchased	2,082,693
Payables for Capital Shares Redeemed	180,454
Payables for Distributions	3,066
Payables to Vanguard	1,248
Total Liabilities	2,267,461
Net Assets	32,108,199

At February 29, 2020, net assets consisted of:

Paid-in Capital	32,108,539
Total Distributable Earnings (Loss)	(340)
Net Assets	32,108,199

Net Assets
Applicable to 32,105,499,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,108,199
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

44

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest	270,082
Total Income	270,082
Expenses
The Vanguard Group—Note B
Investment Advisory Services	505
Management and Administrative	10,533
Marketing and Distribution	2,501
Custodian Fees	56
Shareholders’ Reports	41
Trustees’ Fees and Expenses	8
Total Expenses	13,644
Net Investment Income	256,438
Realized Net Gain (Loss) on Investment Securities Sold	300
Net Increase (Decrease) in Net Assets Resulting from Operations	256,738

See accompanying Notes, which are an integral part of the Financial Statements.

45

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	256,438	540,071
Realized Net Gain (Loss)	300	306
Net Increase (Decrease) in Net Assets Resulting from Operations	256,738	540,377
Distributions[1]
Total Distributions	(256,474)	(540,070)
Capital Share Transactions (at $1.00 per share)
Issued	13,979,096	24,578,573
Issued in Lieu of Cash Distributions	234,933	502,686
Redeemed	(10,534,238)	(15,564,718)
Net Increase (Decrease) from Capital Share Transactions	3,679,791	9,516,541
Total Increase (Decrease)	3,680,055	9,516,848
Net Assets
Beginning of Period	28,428,144	18,911,296
End of Period	32,108,199	28,428,144

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.008[1]	.022[1]	.014[1]	.005[1]	.0017	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.008	.022	.014	.005	.0017	.0001
Distributions
Dividends from Net Investment Income	(.008)	(.022)	(.014)	(.005)	(.0017)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.022)	(.014)	(.005)	(.0017)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.85%	2.25%	1.43%	0.54%	0.17%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,108	$28,428	$18,911	$15,639	$12,803	$9,388
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.09%	0.09%	0.09%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.23%	1.43%	0.55%	0.18%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016 and 0.09% for 2015. For the six months ended February 29, 2020, and years ended August 31, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.

48

Treasury Money Market Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $1,375,000, representing less than 0.01% of the fund’s net assets and 0.55% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	33,452,971
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $616,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

49

Treasury Money Market Fund

E. Effective April 16, 2020, the fund is closed to all new investors, with the exception of participants who invest in the fund only through defined contribution plans that offer the fund as an existing option. The fund will remain closed until further notice. During the fund’s closed period, all current shareholders may continue to purchase, exchange, or redeem shares of the fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

50

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q302 042020

Semiannual Report | February 29, 2020 Vanguard S&P Mid-Cap 400 Index Funds

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

S&P Mid-Cap 400 Index Fund	3

S&P Mid-Cap 400 Value Index Fund	20

S&P Mid-Cap 400 Growth Index Fund	37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$972.22	$0.49
Institutional Shares	1,000.00	972.33	0.39
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$965.20	$0.73
Institutional Shares	1,000.00	965.68	0.39
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$976.83	$0.74
Institutional Shares	1,000.00	977.29	0.39
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

S&P Mid-Cap 400 Index Fund

Sector Diversification

As of February 29, 2020

Communication Services	2.0%
Consumer Discretionary	13.9
Consumer Staples	3.2
Energy	1.4
Financials	16.5
Health Care	10.3
Industrials	15.9
Information Technology	15.8
Materials	5.7
Real Estate	10.8
Utilities	4.5

The table reflects the fund’s investments, except for short -term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

S&P Mid-Cap 400 Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)
Communication Services (2.0%)
	Cable One Inc.	6,143	9,663
	New York Times Co.	175,826	6,586
	TEGNA Inc.	265,075	3,796
	Cinemark Holdings Inc.	130,246	3,381
	TripAdvisor Inc.	128,305	3,009
	World Wrestling Entertainment Inc.	58,255	2,725
*	Yelp Inc.	78,140	2,443
	Telephone & Data Systems Inc.	119,559	2,408
	John Wiley & Sons Inc.	53,529	1,991
*	AMC Networks Inc.	53,989	1,674
	Meredith Corp.	48,951	1,290
			38,966
Consumer Discretionary (13.8%)
	Domino’s Pizza Inc.	47,308	16,059
	Service Corp.	223,555	10,684
	International Pool Corp.	48,977	10,332
*	Caesars Entertainment Corp.	682,478	8,674
*	Etsy Inc.	144,926	8,378
	Gentex Corp.	309,464	8,263
	Lear Corp.	67,331	7,487
	Dunkin’ Brands Group Inc.	101,319	6,740
*	Five Below Inc.	68,106	6,603
*	Deckers Outdoor Corp.	34,227	5,949
	Wyndham Hotels & Resorts Inc.	116,416	5,931
	Williams-Sonoma Inc.	94,965	5,925
	Polaris Inc.	70,342	5,805
	Toll Brothers Inc.	147,660	5,468
	Churchill Downs Inc.	43,357	5,447
*	Skechers U.S.A. Inc.	163,821	5,419
*	Grubhub Inc.	111,852	5,381
	Brunswick Corp.	99,779	5,308
	Thor Industries Inc.	67,496	5,090
*	Helen of Troy Ltd.	30,768	5,064
^,*	Mattel Inc.	424,061	5,000
	Carter’s Inc.	54,002	4,940
*	Grand Canyon Education Inc.	58,946	4,756
	Foot Locker Inc.	130,909	4,745
	Texas Roadhouse Inc.	79,769	4,485
	Marriott Vacations Worldwide Corp.	45,749	4,428
	Wyndham Destinations Inc.	110,903	4,425
	Wendy’s Co.	225,103	4,250
	Cracker Barrel Old Country Store Inc.	29,407	4,215
*	Tempur Sealy International Inc.	55,554	4,153
*	Eldorado Resorts Inc.	79,852	4,007
*	Penn National Gaming Inc.	133,226	3,939
*	Taylor Morrison Home Corp.	161,775	3,643
*	Rh	19,963	3,621
	Choice Hotels International Inc.	38,799	3,542
*	Murphy USA Inc.	35,313	3,443
	KB Home	104,660	3,411
^,*	Ollie’s Bargain Outlet Holdings Inc.	66,756	3,396
	Aaron’s Inc.	82,076	3,228
*	AutoNation Inc.	71,908	3,073
	Columbia Sportswear Co.	35,450	2,882
	Dick’s Sporting Goods Inc.	77,650	2,827
	Goodyear Tire & Rubber Co.	283,933	2,750
	Graham Holdings Co.	5,312	2,671
	Boyd Gaming Corp.	97,942	2,616
*	TRI Pointe Group Inc.	170,323	2,611
*	Adient plc	106,613	2,551
	Dana Inc.	175,922	2,530
	American Eagle Outfitters Inc.	194,241	2,502
	Six Flags Entertainment Corp.	95,976	2,426
*	Visteon Corp.	34,178	2,223

4

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
*	Adtalem Global Education Inc.	66,111	2,041
*	Urban Outfitters Inc.	86,330	2,030
	Jack in the Box Inc.	28,966	1,995
	Cheesecake Factory Inc.	50,353	1,794
*	Sally Beauty Holdings Inc.	142,386	1,771
*	WW International Inc.	56,880	1,706
^	Bed Bath & Beyond Inc.	154,846	1,674
	Brinker International Inc.	45,834	1,574
	Papa John’s International Inc.	27,018	1,557
*	Delphi Technologies plc	104,990	1,482
*	Scientific Games Corp.	66,381	1,211
^	Dillard’s Inc. Class A	11,975	674
			272,805
Consumer Staples (3.2%)
*	Post Holdings Inc.	81,310	8,233
	Casey’s General Stores Inc.	45,004	7,337
	Ingredion Inc.	81,706	6,806
*	Darling Ingredients Inc.	200,846	5,162
	Flowers Foods Inc.	235,404	5,068
*	Boston Beer Co. Inc. Class A	11,256	4,174
	Lancaster Colony Corp.	24,170	3,491
	Energizer Holdings Inc.	78,599	3,379
	Sanderson Farms Inc.	24,059	2,973
*	BJ’s Wholesale Club Holdings Inc.	149,166	2,873
*	TreeHouse Foods Inc.	68,668	2,617
*	Hain Celestial Group Inc.	98,321	2,333
*	Sprouts Farmers Market Inc.	144,523	2,309
*	Edgewell Personal Care Co.	66,487	2,018
	Nu Skin Enterprises Inc.	67,941	1,666
*	Pilgrim’s Pride Corp.	64,256	1,360
	Tootsie Roll Industries Inc.	20,387	654
			62,453
Energy (1.4%)
*	WPX Energy Inc.	509,714	4,756
	Murphy Oil Corp.	182,414	3,438
	PBF Energy Inc.	124,963	2,798
*	Transocean Ltd.	701,789	2,351
	World Fuel Services Corp.	79,846	2,258
	EQT Corp.	314,475	1,846
*	Apergy Corp.	94,557	1,759
	Equitrans Midstream Corp.	248,441	1,754
^	Antero Midstream Corp.	363,336	1,584
	Core Laboratories NV	54,352	1,459
	Patterson-UTI Energy Inc.	238,063	1,364
*	Matador Resources Co.	134,131	1,293
*	CNX Resources Corp.	228,873	1,215
^,*	Chesapeake Energy Corp.	1,418,419	390
			28,265
Financials (16.4%)
	FactSet Research Systems Inc.	46,409	12,344
	Brown & Brown Inc.	285,922	12,297
*	Alleghany Corp.	17,604	11,834
	Reinsurance Group of America Inc.	76,590	9,346
	RenaissanceRe Holdings Ltd.	54,003	9,202
	American Financial Group Inc.	91,542	8,460
	SEI Investments Co.	154,388	8,447
	Signature Bank	66,059	8,264
	First American Financial Corp.	137,389	7,845
	Commerce Bancshares Inc.	126,962	7,750
	Prosperity Bancshares Inc.	115,565	7,465
	East West Bancorp Inc.	178,264	6,906
	Old Republic International Corp.	349,089	6,884
	TCF Financial Corp.	187,748	6,842
	New York Community Bancorp Inc.	571,778	6,181
	Jefferies Financial Group Inc.	292,605	5,767
	Eaton Vance Corp.	138,405	5,711
	Hanover Insurance Group Inc.	48,171	5,710
	Primerica Inc.	50,585	5,632
	Cullen/Frost Bankers Inc.	69,650	5,460
	SLM Corp.	516,641	5,358
	Kemper Corp.	76,625	5,275
	Synovus Financial Corp.	179,264	5,202
	First Horizon National Corp.	380,646	5,074
	Legg Mason Inc.	99,684	4,966
	Interactive Brokers Group Inc.	93,799	4,793
*	Brighthouse Financial Inc.	133,725	4,793
	First Financial Bankshares Inc.	166,133	4,775
	PacWest Bancorp	146,746	4,643
	Pinnacle Financial Partners Inc.	88,017	4,633
	CIT Group Inc.	115,941	4,604
	Stifel Financial Corp.	83,682	4,556
	Affiliated Managers Group Inc.	60,216	4,529
	Valley National Bancorp	478,830	4,453
	Webster Financial Corp.	112,528	4,273
	Umpqua Holdings Corp.	269,153	4,142
	Sterling Bancorp	246,873	4,093

5

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	Selective Insurance Group Inc.	72,614	4,050
	Janus Henderson Group plc	190,234	4,033
	FirstCash Inc.	52,130	4,010
	FNB Corp.	397,144	4,007
	RLI Corp.	48,773	3,920
	Bank OZK	147,635	3,748
	Wintrust Financial Corp.	69,719	3,724
	Bank of Hawaii Corp.	49,214	3,662
	United Bankshares Inc.	124,034	3,582
	Hancock Whitney Corp.	106,526	3,569
	Federated Hermes Inc.	117,455	3,389
	Associated Banc-Corp	194,567	3,294
	Evercore Inc.	47,759	3,182
	Home BancShares Inc.	189,477	3,176
	UMB Financial Corp.	52,772	3,069
	CNO Financial Group Inc.	184,699	2,959
	Fulton Financial Corp.	200,454	2,897
*	Texas Capital Bancshares Inc.	61,474	2,894
	Washington Federal Inc.	95,687	2,870
	BancorpSouth Bank	117,148	2,867
	Cathay General Bancorp	92,492	2,847
	Navient Corp.	237,714	2,669
*	LendingTree Inc.	9,376	2,586
*	Genworth Financial Inc.	615,624	2,401
	International Bancshares Corp.	70,118	2,391
	Trustmark Corp.	78,614	2,115
	Mercury General Corp.	33,334	1,444
			323,864
Health Care (10.2%)
	West Pharmaceutical Services Inc.	90,478	13,622
*	Masimo Corp.	60,001	9,800
*	Catalent Inc.	189,256	9,752
*	Molina Healthcare Inc.	76,686	9,398
*	Bio-Rad Laboratories Inc.	26,424	9,302
*	Charles River Laboratories International Inc.	59,731	9,292
	Encompass Health Corp.	120,598	9,026
	Bio-Techne Corp.	46,611	8,804
	Chemed Corp.	19,581	8,177
	Hill-Rom Holdings Inc.	81,651	7,843
*	PRA Health Sciences Inc.	77,356	7,287
*	Exelixis Inc.	371,619	6,908
*	Amedisys Inc.	39,452	6,865
*	Haemonetics Corp.	61,982	6,715
*	Penumbra Inc.	39,282	6,515
*	HealthEquity Inc.	86,695	6,154
*	United Therapeutics Corp.	53,663	5,525
*	Repligen Corp.	57,296	4,905
*	Syneos Health Inc.	76,105	4,821
*	ICU Medical Inc.	23,495	4,601
*	Integra LifeSciences Holdings Corp.	87,171	4,542
*	Nektar Therapeutics Class A	215,050	4,475
*	Arrowhead Pharmaceuticals Inc.	122,377	4,327
*	Globus Medical Inc.	94,130	4,258
*	NuVasive Inc.	63,678	4,191
*	LivaNova plc	59,123	4,122
*	Tenet Healthcare Corp.	126,915	3,335
*	Acadia Healthcare Co. Inc.	108,163	3,202
	Cantel Medical Corp.	45,797	2,890
	Patterson Cos. Inc.	105,498	2,510
*	Prestige Consumer Healthcare Inc.	61,486	2,297
*	Ligand Pharmaceuticals Inc.	21,525	2,015
*	Avanos Medical Inc.	58,762	1,904
*	MEDNAX Inc.	103,052	1,761
*	Allscripts Healthcare Solutions Inc.	199,163	1,502
			202,643
Industrials (15.8%)
*	Teledyne Technologies Inc.	44,596	15,043
	Carlisle Cos. Inc.	69,315	10,071
	Graco Inc.	204,002	10,061
	Lennox International Inc.	42,883	9,783
	Toro Co.	130,371	9,312
	Nordson Corp.	62,588	9,094
	Hubbell Inc.	66,536	8,865
*	Aecom	192,173	8,636
*	XPO Logistics Inc.	112,890	8,350
*	Generac Holdings Inc.	76,194	7,847
	Owens Corning	133,065	7,517
	Woodward Inc.	68,969	7,118
	Donaldson Co. Inc.	154,845	6,980
*	Trex Co. Inc.	71,343	6,824
	ITT Inc.	107,298	6,454
*	Stericycle Inc.	111,452	6,401
	Watsco Inc.	39,946	6,271
	Curtiss-Wright Corp.	52,208	6,262
	Lincoln Electric Holdings Inc.	74,823	6,127
	Oshkosh Corp.	83,273	6,008
*	Axon Enterprise Inc.	72,568	5,615
*	JetBlue Airways Corp.	353,148	5,573
	ManpowerGroup Inc.	72,138	5,478
	Tetra Tech Inc.	66,765	5,399
	MSA Safety Inc.	43,590	5,304
	EMCOR Group Inc.	68,700	5,284
*	FTI Consulting Inc.	46,015	5,181
*	Mercury Systems Inc.	67,909	4,989
	Acuity Brands Inc.	48,461	4,985
	Landstar System Inc.	48,265	4,873

6

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	Knight-Swift Transportation Holdings Inc.	150,272	4,800
	Brink’s Co.	61,141	4,787
*	Kirby Corp.	73,291	4,672
	AGCO Corp.	76,632	4,631
	nVent Electric plc	190,429	4,572
*	Clean Harbors Inc.	62,795	4,365
	Crane Co.	62,337	4,236
	Regal Beloit Corp.	50,011	3,883
	Timken Co.	82,827	3,714
*	MasTec Inc.	73,654	3,615
*	Colfax Corp.	102,111	3,418
	MSC Industrial Direct Co. Inc. Class A	54,997	3,400
*	ASGN Inc.	64,493	3,270
	EnerSys	51,625	3,179
	Insperity Inc.	45,922	3,089
	GATX Corp.	42,865	3,066
	Valmont Industries Inc.	26,278	3,054
	KAR Auction Services Inc.	157,294	3,028
	Kennametal Inc.	101,188	2,813
	Healthcare Services Group Inc.	90,769	2,500
	Ryder System Inc.	65,105	2,477
	Herman Miller Inc.	72,204	2,472
	Trinity Industries Inc.	120,085	2,444
*	Avis Budget Group Inc.	69,613	2,254
	Werner Enterprises Inc.	54,316	1,825
	Terex Corp.	80,322	1,768
	HNI Corp.	52,521	1,724
	Deluxe Corp.	51,529	1,716
*	Resideo Technologies Inc.	150,697	1,620
	Fluor Corp.	171,191	1,595
*	NOW Inc.	133,783	1,181
*	Dycom Industries Inc.	38,692	1,144
			312,017
Information Technology (15.7%)
*	Tyler Technologies Inc.	47,670	14,937
*	Fair Isaac Corp.	35,418	13,318
	Teradyne Inc.	204,943	12,042
*	Trimble Inc.	304,700	12,030
	Cypress Semiconductor Corp.	451,569	10,427
*	WEX Inc.	52,950	9,914
*	PTC Inc.	127,126	9,604
	Cognex Corp.	209,026	9,310
*	Ceridian HCM Holding Inc.	123,055	8,704
	Universal Display Corp.	51,853	8,234
	Monolithic Power Systems Inc.	49,410	7,838
*	CACI International Inc. Class A	30,626	7,504
*	SolarEdge Technologies Inc.	59,449	7,414
*	Lumentum Holdings Inc.	94,410	7,347
*	Ciena Corp.	189,193	7,274
	CDK Global Inc.	148,494	6,834
*	Arrow Electronics Inc.	99,651	6,683
	MKS Instruments Inc.	66,680	6,681
	SYNNEX Corp.	49,978	6,249
*	Tech Data Corp.	43,331	6,170
*	Cree Inc.	131,743	5,893
	National Instruments Corp.	144,293	5,812
	Jabil Inc.	169,924	5,446
*	Manhattan Associates Inc.	78,148	5,264
	LogMeIn Inc.	59,705	5,089
	Cabot Microelectronics Corp.	35,604	4,959
	j2 Global Inc.	56,623	4,945
	MAXIMUS Inc.	78,242	4,931
*	Cirrus Logic Inc.	70,683	4,852
	Science Applications International Corp.	60,020	4,809
	Littelfuse Inc.	29,789	4,757
*	Silicon Laboratories Inc.	53,038	4,703
	Sabre Corp.	335,001	4,561
	KBR Inc.	173,342	4,500
	CoreLogic Inc.	97,177	4,409
*	First Solar Inc.	92,815	4,248
	Perspecta Inc.	167,931	4,193
	Blackbaud Inc.	60,111	4,076
*	ViaSat Inc.	70,518	4,055
*	ACI Worldwide Inc.	141,376	3,940
*	NCR Corp.	156,066	3,933
*	Coherent Inc.	29,512	3,798
	Avnet Inc.	123,452	3,788
*	Semtech Corp.	80,921	3,196
*	II-VI Inc.	106,486	3,162
	Vishay Intertechnology Inc.	161,575	3,021
*	LiveRamp Holdings Inc.	82,646	2,929
*	Teradata Corp.	137,330	2,738
*	Synaptics Inc.	40,922	2,703
*	CommVault Systems Inc.	51,450	2,145
*	NetScout Systems Inc.	80,799	2,077
	InterDigital Inc.	38,156	2,018
	Belden Inc.	47,282	1,888
			311,352
Materials (5.7%)
	RPM International Inc.	158,652	10,171
	Reliance Steel & Aluminum Co.	81,524	8,339
	AptarGroup Inc.	78,178	7,901
	Royal Gold Inc.	80,209	7,738
	Steel Dynamics Inc.	263,606	7,020
	Sonoco Products Co.	122,473	5,904
	Ashland Global Holdings Inc.	73,667	5,270
	Scotts Miracle-Gro Co.	48,464	5,137

7

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	Valvoline Inc.	230,472	4,494
	Louisiana-Pacific Corp.	143,533	4,084
	Eagle Materials Inc.	50,857	4,014
	NewMarket Corp.	9,015	3,503
	Olin Corp.	195,039	3,158
	Chemours Co.	199,478	2,964
	PolyOne Corp.	110,139	2,727
	Silgan Holdings Inc.	94,823	2,715
	Commercial Metals Co.	144,949	2,647
*	Allegheny Technologies Inc.	154,116	2,634
	Cabot Corp.	69,591	2,601
	Sensient Technologies Corp.	51,694	2,542
*	Ingevity Corp.	51,291	2,310
	Compass Minerals International Inc.	41,470	2,262
	Carpenter Technology Corp.	58,307	2,143
	O-I Glass Inc.	190,441	2,057
	Domtar Corp.	70,079	2,016
	Minerals Technologies Inc.	42,675	1,915
^	United States Steel Corp.	208,212	1,670
	Worthington Industries Inc.	45,295	1,440
	Greif Inc. Class A	31,881	1,127
			112,503
Real Estate (10.8%)
	Medical Properties Trust Inc.	632,792	13,371
	Camden Property Trust	118,398	12,548
	National Retail Properties Inc.	209,878	10,672
	Omega Healthcare Investors Inc.	267,229	10,582
	Jones Lang LaSalle Inc.	63,041	9,316
	Lamar Advertising Co.	105,192	8,809
	Kilroy Realty Corp.	119,269	8,670
	CyrusOne Inc.	138,430	8,386
	Douglas Emmett Inc.	201,557	7,695
	American Campus Communities Inc.	168,054	7,300
	Brixmor Property Group Inc.	364,339	6,635
	Cousins Properties Inc.	179,507	6,407
	Life Storage Inc.	57,047	6,156
	First Industrial Realty Trust Inc.	155,213	5,976
	EastGroup Properties Inc.	46,953	5,903
	Highwoods Properties Inc.	126,905	5,696
	EPR Properties	95,989	5,686
	Healthcare Realty Trust Inc.	163,554	5,610
	Spirit Realty Capital Inc.	121,964	5,549
	Park Hotels & Resorts Inc.	292,946	5,349
	JBG SMITH Properties	144,380	5,296
	CoreSite Realty Corp.	46,087	4,781
	Sabra Health Care REIT Inc.	236,966	4,633
	Rayonier Inc.	158,166	4,196
	Weingarten Realty Investors	147,839	3,981
	Taubman Centers Inc.	74,959	3,902
	Service Properties Trust	201,170	3,637
	PS Business Parks Inc.	24,477	3,636
	Corporate Office Properties Trust	136,714	3,464
	Pebblebrook Hotel Trust	159,716	3,228
	PotlatchDeltic Corp.	82,062	3,015
^	Macerich Co.	134,555	2,748
	Urban Edge Properties	140,884	2,282
	GEO Group Inc.	148,497	2,174
	CoreCivic Inc.	145,826	2,160
	Mack-Cali Realty Corp.	110,818	2,103
	Diversified Healthcare Trust	291,282	1,832
			213,384
Utilities (4.5%)
	Essential Utilities Inc.	263,903	11,351
	OGE Energy Corp.	244,775	9,326
	UGI Corp.	255,697	9,215
	MDU Resources Group Inc.	245,075	6,796
	IDACORP Inc.	61,617	5,955
	Hawaiian Electric Industries Inc.	133,223	5,707
	Black Hills Corp.	75,151	5,426
	ONE Gas Inc.	64,493	5,298
	Spire Inc.	62,374	4,681
	PNM Resources Inc.	97,406	4,586
	ALLETE Inc.	63,202	4,360
	NorthWestern Corp.	61,658	4,337
	Southwest Gas Holdings Inc.	66,775	4,319
	New Jersey Resources Corp.	116,715	4,121
	National Fuel Gas Co.	105,605	3,866
			89,344
	Total Common Stocks
	(Cost $1,993,225)		1,967,596

8

S&P Mid-Cap 400 Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1,2] Vanguard Market Liquidity
Fund, 1.706%	168,695	16,875

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[3] United States Treasury
Bill, 1.527%, 4/30/20	450	449
Total Temporary Cash Investments
(Cost $17,320)		17,324
Total Investments (100.4%)
(Cost $2,010,545)		1,984,920
Other Assets and Liabilities—Net (-0.4%)[2]		(8,728)
Net Assets (100%)		1,976,192

Cost rounded to $000.
•	See Note A in Notes to Financial Statements. * Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,631,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $10,847,000 was received for securities on loan.
3	Securities with a value of $433,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2020	53		9,605	(1,393)

See accompanying Notes, which are an integral part of the Financial Statements.

9

S&P Mid-Cap 400 Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,993,674)	1,968,045
Affiliated Issuers (Cost $16,871)	16,875
Total Investments in Securities	1,984,920
Investment in Vanguard	97
Receivables for Investment Securities Sold	920
Receivables for Accrued Income	2,324
Receivables for Capital Shares Issued	341
Total Assets	1,988,602
Liabilities
Due to Custodian	14
Payables for Investment Securities Purchased	9
Collateral for Securities on Loan	10,847
Payables for Capital Shares Redeemed	1,084
Payables to Vanguard	249
Variation Margin Payable—Futures Contracts	207
Total Liabilities	12,410
Net Assets	1,976,192

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,053,529
Total Distributable Earnings (Loss)	(77,337)
Net Assets	1,976,192

ETF Shares—Net Assets
Applicable to 7,176,158 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	878,869
Net Asset Value Per Share—ETF Shares	$122.47

Institutional Shares—Net Assets
Applicable to 4,492,643 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,097,323
Net Asset Value Per Share—Institutional Shares	$244.25

See accompanying Notes, which are an integral part of the Financial Statements.

10

S&P Mid-Cap 400 Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	16,657
Interest[1]	37
Securities Lending—Net	246
Total Income	16,940
Expenses
The Vanguard Group—Note B
Investment Advisory Services	166
Management and Administrative—ETF Shares	351
Management and Administrative—Institutional Shares	361
Marketing and Distribution—ETF Shares	32
Marketing and Distribution—Institutional Shares	24
Custodian Fees	22
Shareholders’ Reports—ETF Shares	19
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	979
Net Investment Income	15,961
Realized Net Gain (Loss)
Investment Securities Sold[1]	4,453
Futures Contracts	87
Realized Net Gain (Loss)	4,540
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1,2]	(70,746)
Futures Contracts	(1,264)
Change in Unrealized Appreciation (Depreciation)	(72,010)
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,509)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $31,000, $4,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $79,708,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

11

S&P Mid-Cap 400 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,961	32,100
Realized Net Gain (Loss)	4,540	163,094
Change in Unrealized Appreciation (Depreciation)	(72,010)	(339,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,509)	(144,023)
Distributions[1]
ETF Shares	(9,277)	(13,297)
Institutional Shares	(11,685)	(18,459)
Total Distributions	(20,962)	(31,756)
Capital Share Transactions
ETF Shares	(6,909)	22,987
Institutional Shares	(65,714)	(118,752)
Net Increase (Decrease) from Capital Share Transactions	(72,623)	(95,765)
Total Increase (Decrease)	(145,094)	(271,544)
Net Assets
Beginning of Period	2,121,286	2,392,830
End of Period	1,976,192	2,121,286

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

12

S&P Mid-Cap 400 Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$127.18	$138.01	$116.74	$105.51	$95.87	$97.19
Investment Operations
Net Investment Income	.964[1]	1.880[1]	1.778[1]	1.510[1]	1.393	1.330
Net Realized and Unrealized Gain (Loss)
on Investments	(4.388)	(10.864)	21.199	11.294	10.091	(1.425)
Total from Investment Operations	(3.424)	(8.984)	22.977	12.804	11.484	(.095)
Distributions
Dividends from Net Investment Income	(1.286)	(1.846)	(1.707)	(1.574)	(1.844)	(1.225)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.286)	(1.846)	(1.707)	(1.574)	(1.844)	(1.225)
Net Asset Value, End of Period	$122.47	$127.18	$138.01	$116.74	$105.51	$95.87

Total Return	-2.78%	-6.50%	19.82%	12.22%	12.19%	-0.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$879	$919	$973	$727	$485	$379
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.47%	1.38%	1.34%	1.56%	1.45%
Portfolio Turnover Rate[2]	10%	10%	12%	13%	11%	12%

 The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P Mid-Cap 400 Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$253.60	$275.26	$232.82	$210.40	$191.51	$194.13
Investment Operations
Net Investment Income	1.954[1]	3.786[1]	3.711[1]	3.176[1]	3.171	2.794
Net Realized and Unrealized Gain (Loss)
on Investments	(8.756)	(21.653)	42.301	22.516	19.869	(2.844)
Total from Investment Operations	(6.802)	(17.867)	46.012	25.692	23.040	(.050)
Distributions
Dividends from Net Investment Income	(2.548)	(3.793)	(3.572)	(3.272)	(4.150)	(2.570)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.548)	(3.793)	(3.572)	(3.272)	(4.150)	(2.570)
Net Asset Value, End of Period	$244.25	$253.60	$275.26	$232.82	$210.40	$191.51

Total Return	-2.77%	-6.49%	19.92%	12.31%	12.26%	-0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,097	$1,202	$1,420	$1,119	$848	$665
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.49%	1.45%	1.41%	1.63%	1.52%
Portfolio Turnover Rate[2]	10%	10%	12%	13%	11%	12%

 The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P Mid-Cap 400 Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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S&P Mid-Cap 400 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

16

S&P Mid-Cap 400 Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $97,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

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S&P Mid-Cap 400 Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,967,596	—	—	1,967,596
Temporary Cash Investments	16,875	449	—	17,324
Total	1,984,471	449	—	1,984,920
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	207	—	—	207

1 Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,011,374
Gross Unrealized Appreciation	268,758
Gross Unrealized Depreciation	(296,605)
Net Unrealized Appreciation (Depreciation)	(27,847)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $56,724,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 29, 2020, the fund purchased $358,147,000 of investment securities and sold $437,417,000 of investment securities, other than temporary cash investments. Purchases and sales include $131,603,000 and $226,256,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended February 29, 2020, such purchases and sales were $69,973,000 and $47,917,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

18

S&P Mid-Cap 400 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	233,224	1,725	629,748	4,876
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(240,133)	(1,775)	(606,761)	(4,700)
Net Increase (Decrease)—ETF Shares	(6,909)	(50)	22,987	176
Institutional Shares
Issued	59,159	217	219,611	887
Issued in Lieu of Cash Distributions	11,299	42	17,884	70
Redeemed	(136,172)	(507)	(356,247)	(1,375)
Net Increase (Decrease)—Institutional Shares	(65,714)	(248)	(118,752)	(418)

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

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S&P Mid-Cap 400 Value Index Fund

Sector Diversification

As of February 29, 2020

Communication Services	2.3%
Consumer Discretionary	11.9
Consumer Staples	4.1
Energy	2.2
Financials	25.4
Health Care	5.2
Industrials	13.3
Information Technology	9.5
Materials	6.1
Real Estate	12.6
Utilities	7.4

The table reflects the fund’s investments, except for short -term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

20

S&P Mid-Cap 400 Value Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)
Communication Services (2.3%)
	TEGNA Inc.	236,566	3,387
	Cinemark Holdings Inc.	115,959	3,010
	TripAdvisor Inc.	114,359	2,682
	Telephone & Data Systems Inc.	106,489	2,145
	New York Times Co.	53,334	1,998
	John Wiley & Sons Inc.	47,678	1,773
*	AMC Networks Inc.	47,859	1,484
	Meredith Corp.	44,248	1,166
	World Wrestling Entertainment Inc.	22,194	1,038
			18,683
Consumer Discretionary (11.8%)
	Lear Corp.	59,947	6,666
	Service Corp. International	97,629	4,666
	Thor Industries Inc.	60,163	4,537
*	Mattel Inc.	378,019	4,457
*	Grand Canyon Education Inc.	52,581	4,242
	Foot Locker Inc.	116,741	4,232
	Cracker Barrel Old Country Store Inc.	26,239	3,761
*	Penn National Gaming Inc.	118,845	3,514
*	Taylor Morrison Home Corp.	143,919	3,241
*	AutoNation Inc.	64,129	2,740
	Dick’s Sporting Goods Inc.	69,255	2,522
	Goodyear Tire & Rubber Co.	253,265	2,453
	Toll Brothers Inc.	65,761	2,435
	Brunswick Corp.	45,303	2,410
	Graham Holdings Co.	4,741	2,384
*	TRI Pointe Group Inc.	151,668	2,325
*	Adient plc	94,845	2,270
	Dana Inc.	156,823	2,255
	Wyndham Destinations Inc.	56,323	2,247
	American Eagle Outfitters Inc.	173,032	2,229
*	Grubhub Inc.	43,857	2,110
	Texas Roadhouse Inc.	34,852	1,959

*	Helen of Troy Ltd.	11,250	1,852
*	Adtalem Global Education Inc.	58,880	1,818
*	Urban Outfitters Inc.	76,910	1,808
	KB Home	50,503	1,646
	Williams-Sonoma Inc.	26,258	1,638
	Carter’s Inc.	17,826	1,631
	Wendy’s Co.	84,332	1,592
	Cheesecake Factory Inc.	44,611	1,589
*	Sally Beauty Holdings Inc.	126,982	1,580
^	Bed Bath & Beyond Inc.	138,216	1,494
	Brinker International Inc.	40,598	1,394
*	Ollie’s Bargain Outlet Holdings Inc.	26,142	1,330
*	Delphi Technologies plc	93,746	1,324
	Aaron’s Inc.	31,363	1,233
	Six Flags Entertainment Corp.	42,669	1,079
	Columbia Sportswear Co.	12,016	977
	Jack in the Box Inc.	13,138	905
*	WW International Inc.	24,336	730
^	Dillard’s Inc. Class A	10,786	607
*	Visteon Corp.	8,873	577
	Papa John’s International Inc.	8,709	502
			96,961
Consumer Staples (4.1%)
	Ingredion Inc.	72,736	6,059
*	Darling Ingredients Inc.	178,350	4,584
	Flowers Foods Inc.	209,835	4,518
*	Post Holdings Inc.	39,138	3,963
*	BJ’s Wholesale Club
	Holdings Inc.	133,056	2,563
*	TreeHouse Foods Inc.	61,225	2,333
*	Hain Celestial Group Inc.	87,573	2,078
*	Sprouts Farmers Market Inc.	128,823	2,058
*	Edgewell Personal Care Co.	59,156	1,796
	Lancaster Colony Corp.	11,024	1,592
	Nu Skin Enterprises Inc.	60,633	1,487
*	Pilgrim’s Pride Corp.	20,373	431
	Tootsie Roll Industries Inc.	9,795	314
			33,776

21

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
Energy (2.2%)
	PBF Energy Inc.	110,912	2,483
*	Transocean Ltd.	626,405	2,098
	World Fuel Services Corp.	71,233	2,015
	Murphy Oil Corp.	89,587	1,689
	EQT Corp.	279,207	1,639
*	Apergy Corp.	84,411	1,570
	Equitrans Midstream Corp.	222,231	1,569
^	Antero Midstream Corp.	324,363	1,414
	Patterson-UTI Energy Inc.	212,552	1,218
*	CNX Resources Corp.	202,682	1,076
	Core Laboratories NV	29,448	790
*,^	Chesapeake Energy Corp.	1,278,225	352
			17,913
Financials (25.2%)
	Reinsurance Group of America Inc.	68,212	8,324
	American Financial Group Inc.	81,555	7,537
	Signature Bank	58,827	7,359
	First American Financial Corp.	122,405	6,989
	Prosperity Bancshares Inc.	102,848	6,644
	East West Bancorp Inc.	158,657	6,146
	Old Republic International Corp.	310,930	6,132
	TCF Financial Corp.	167,115	6,090
*	Alleghany Corp.	7,842	5,272
	Jefferies Financial Group Inc.	260,801	5,140
	Hanover Insurance Group Inc.	42,934	5,089
	Cullen/Frost Bankers Inc.	62,051	4,864
	Kemper Corp.	68,283	4,701
	Synovus Financial Corp.	159,697	4,634
	First Horizon National Corp.	339,113	4,520
	Legg Mason Inc.	88,822	4,425
	Interactive Brokers Group Inc.	83,670	4,276
*	Brighthouse Financial Inc.	119,089	4,268
	PacWest Bancorp	130,615	4,133
	Pinnacle Financial Partners Inc.	78,439	4,129
	Affiliated Managers Group Inc.	53,712	4,040
	Valley National Bancorp	426,934	3,971
	Webster Financial Corp.	100,342	3,810
	Umpqua Holdings Corp.	240,108	3,695
	Sterling Bancorp	220,269	3,652
	Selective Insurance Group Inc.	64,780	3,614
	Janus Henderson Group plc	169,674	3,597
	FNB Corp.	354,312	3,575
	Bank OZK	131,556	3,340
	Wintrust Financial Corp.	62,239	3,324
	United Bankshares Inc.	110,494	3,191
	Hancock Whitney Corp.	94,903	3,179
	Commerce Bancshares Inc.	50,815	3,102
	Associated Banc-Corp	173,431	2,936
	Home BancShares Inc.	168,893	2,831
	New York Community Bancorp Inc.	254,499	2,751
	UMB Financial Corp.	47,033	2,735
	CNO Financial Group Inc.	164,538	2,636
	Fulton Financial Corp.	178,709	2,582
*	Texas Capital Bancshares Inc.	54,783	2,579
	BancorpSouth Bank	104,494	2,557
	Cathay General Bancorp	82,445	2,538
	SLM Corp.	229,903	2,384
	Navient Corp.	211,762	2,378
	CIT Group Inc.	54,606	2,168
*	Genworth Financial Inc.	548,779	2,140
	International Bancshares Corp.	62,525	2,132
	Stifel Financial Corp.	38,006	2,069
	Trustmark Corp.	70,069	1,885
	First Financial Bankshares Inc.	53,378	1,534
	Eaton Vance Corp.	35,649	1,471
	Bank of Hawaii Corp.	18,483	1,376
	RLI Corp.	16,056	1,291
	Mercury General Corp.	29,497	1,278
	FirstCash Inc.	16,259	1,251
	Washington Federal Inc.	31,575	947
	Federated Hermes Inc.	30,359	876
	Evercore Inc.	12,786	852
			206,939
Health Care (5.2%)
*	United Therapeutics Corp.	47,827	4,924
*	Molina Healthcare Inc.	38,317	4,696
	Encompass Health Corp.	56,972	4,264
	Hill-Rom Holdings Inc.	32,696	3,140
*	Tenet Healthcare Corp.	113,064	2,971
*	Acadia Healthcare Co. Inc.	96,415	2,854
*	Nektar Therapeutics Class A	130,271	2,711
*	Bio-Rad Laboratories Inc.	6,597	2,322
	Patterson Cos. Inc.	93,922	2,234
*	Haemonetics Corp.	19,880	2,154
*	Prestige Consumer Healthcare Inc.	54,737	2,045
*	LivaNova plc	25,887	1,805
*	Avanos Medical Inc.	52,327	1,696
*	Allscripts Healthcare Solutions Inc.	177,442	1,338

22

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
*	NuVasive Inc.	19,812	1,304
	Cantel Medical Corp.	17,948	1,133
*	MEDNAX Inc.	55,903	955
			42,546
Industrials (13.2%)
*	Aecom	171,143	7,691
*	XPO Logistics Inc.	100,570	7,439
*	JetBlue Airways Corp.	314,595	4,964
	ManpowerGroup Inc.	64,263	4,880
	Acuity Brands Inc.	43,193	4,443
	nVent Electric plc	169,660	4,074
	Crane Co.	55,593	3,778
	Regal Beloit Corp.	44,653	3,467
*	Stericycle Inc.	55,554	3,190
	Owens Corning	55,647	3,143
	MSC Industrial Direct Co. Inc. Class A	49,153	3,039
	Lennox International Inc.	12,980	2,961
	EnerSys	46,019	2,834
	Watsco Inc.	17,424	2,735
	GATX Corp.	38,217	2,734
	KAR Auction Services Inc.	140,191	2,699
	EMCOR Group Inc.	33,030	2,541
	Kennametal Inc.	90,233	2,508
	Donaldson Co. Inc.	49,640	2,238
	Healthcare Services Group Inc.	80,759	2,224
	Ryder System Inc.	58,036	2,208
	Oshkosh Corp.	30,405	2,194
	Trinity Industries Inc.	106,931	2,176
*	Avis Budget Group Inc.	61,953	2,006
*	Kirby Corp.	31,365	2,000
	AGCO Corp.	32,119	1,941
	ITT Inc.	31,558	1,898
	MSA Safety Inc.	14,004	1,704
*	Colfax Corp.	50,190	1,680
	Terex Corp.	71,573	1,575
	HNI Corp.	46,766	1,535
	Curtiss-Wright Corp.	12,585	1,509
	Valmont Industries Inc.	12,694	1,475
*	Resideo Technologies Inc.	133,496	1,435
	Fluor Corp.	152,633	1,423
	Landstar System Inc.	13,726	1,386
	Insperity Inc.	17,985	1,210
*	ASGN Inc.	22,382	1,135
*	NOW Inc.	118,380	1,045
*	Dycom Industries Inc.	34,257	1,013
	Werner Enterprises Inc.	26,082	876
	Deluxe Corp.	25,207	839
			107,845
Information Technology (9.4%)
*	Arrow Electronics Inc.	88,764	5,953
	SYNNEX Corp.	44,522	5,567
*	Tech Data Corp.	38,602	5,497

*	Cree Inc.	117,398	5,251
*	PTC Inc.	54,388	4,109
*	First Solar Inc.	82,770	3,788
	Avnet Inc.	109,893	3,372
*	Ceridian HCM Holding Inc.	43,906	3,105
*	II-VI Inc.	94,927	2,818
	National Instruments Corp.	68,078	2,742
	Vishay Intertechnology Inc.	144,124	2,695
*	Ciena Corp.	64,023	2,462
	CDK Global Inc.	51,573	2,373
	Science Applications International Corp.	29,399	2,356
	CoreLogic Inc.	47,672	2,163
	Sabre Corp.	155,037	2,111
*	NCR Corp.	79,237	1,997
	MAXIMUS Inc.	31,386	1,978
*	NetScout Systems Inc.	71,860	1,847
	InterDigital Inc.	33,962	1,796
*	ViaSat Inc.	30,823	1,772
	Belden Inc.	42,155	1,683
	LogMeIn Inc.	19,097	1,628
*	LiveRamp Holdings Inc.	44,341	1,571
	Littelfuse Inc.	9,841	1,571
*	Teradata Corp.	74,923	1,494
*	Semtech Corp.	35,252	1,392
*	CommVault Systems Inc.	23,353	974
*	Synaptics Inc.	14,216	939
			77,004
Materials (6.1%)
	Sonoco Products Co.	109,075	5,259
	Ashland Global Holdings Inc.	65,647	4,696
	RPM International Inc.	56,565	3,626
	Steel Dynamics Inc.	119,586	3,185
	Olin Corp.	173,834	2,814
	AptarGroup Inc.	27,832	2,813
	Chemours Co.	178,104	2,647
	PolyOne Corp.	98,218	2,432
	Commercial Metals Co.	129,211	2,359
	Sensient Technologies Corp.	46,084	2,266
	Valvoline Inc.	94,502	1,843
	O-I Glass Inc.	169,644	1,832
	Domtar Corp.	62,396	1,795
	Minerals Technologies Inc.	37,994	1,705
^	United States Steel Corp.	185,594	1,489
	Worthington Industries Inc.	40,352	1,283
	Cabot Corp.	34,060	1,273
*	Allegheny Technologies Inc.	69,940	1,195
	NewMarket Corp.	2,810	1,092
	Louisiana-Pacific Corp.	35,853	1,020
	Greif Inc. Class A	28,585	1,010
	Silgan Holdings Inc.	33,816	968

23

S&P Mid-Cap 400 Value Index Fund
		Market
		Value•
	Shares	($000)
Carpenter Technology Corp.	23,390	860
Compass Minerals International Inc.	10,393	567
		50,029
Real Estate (12.5%)
Medical Properties Trust Inc.	563,808	11,913
Omega Healthcare Investors Inc.	130,954	5,186
Camden Property Trust	47,505	5,035
Park Hotels & Resorts Inc.	260,872	4,763
JBG SMITH Properties	128,622	4,718
Jones Lang LaSalle Inc.	29,211	4,316
National Retail Properties Inc.	84,174	4,280
Sabra Health Care REIT Inc.	211,113	4,127
American Campus Communities Inc.	77,772	3,378
Service Properties Trust	179,502	3,245
Kilroy Realty Corp.	42,470	3,087
Lamar Advertising Co.	36,521	3,058
Pebblebrook Hotel Trust	142,167	2,873
Spirit Realty Capital Inc.	62,988	2,866
EPR Properties	47,822	2,833
Healthcare Realty Trust Inc.	78,658	2,698
CyrusOne Inc.	43,160	2,615
Brixmor Property Group Inc.	142,762	2,600
Douglas Emmett Inc.	66,440	2,537
Highwoods Properties Inc.	56,496	2,536
^ Macerich Co.	119,972	2,450
Rayonier Inc.	81,748	2,169
Life Storage Inc.	19,829	2,140
Weingarten Realty Investors	73,840	1,988
Taubman Centers Inc.	37,966	1,976
GEO Group Inc.	132,161	1,935
CoreCivic Inc.	129,815	1,923
Mack-Cali Realty Corp.	98,719	1,874
First Industrial Realty Trust Inc.	47,096	1,813
Corporate Office Properties Trust	66,005	1,673
Diversified Healthcare Trust	259,415	1,632
PotlatchDeltic Corp.	39,658	1,457
Urban Edge Properties	67,684	1,096
		102,790
Utilities (7.3%)
OGE Energy Corp.	218,144	8,311
UGI Corp.	227,647	8,204
Essential Utilities Inc.	105,858	4,553
Spire Inc.	55,555	4,169

	ALLETE Inc.	56,322	3,886
	NorthWestern Corp.	55,005	3,869
	Southwest Gas Holdings Inc.	59,542	3,851
	New Jersey Resources Corp.	104,112	3,676
	MDU Resources Group Inc.	126,494	3,508
	National Fuel Gas Co.	94,143	3,447
	IDACORP Inc.	30,174	2,916
	Hawaiian Electric Industries Inc.	61,728	2,645
	Black Hills Corp.	35,468	2,561
	ONE Gas Inc.	28,730	2,360
	PNM Resources Inc.	43,402	2,043
			59,999
Total Common Stocks (Cost $908,635)			814,485
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
1,2	Vanguard Market Liquidity Fund, 1.706%	120,600	12,064

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill, 1.543%, 4/16/20	63	63
Total Temporary Cash Investments (Cost $12,125)			12,127
Total Investments (100.8%) (Cost $920,760)			826,612
Other Assets and Liabilities—Net (-0.8%)[2,3]			(6,365)
Net Assets (100%)			820,247

Cost rounded to $000.

• See Note A in Notes to Financial Statements. * Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,406,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Collateral of $6,169,000 was received for securities on loan.

3 Securities with a value of $63,000 and cash of $33,000 have been segregated as initial margin for open futures contracts.

   REIT—Real Estate Investment Trust.

24

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index		March 2020		11	1,993	(290)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Molina Healthcare Inc.	9/2/20	BOANA	3,881	1.658	—	(207)

1 Payment received/paid monthly.

BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

25

S&P Mid-Cap 400 Value Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $908,698)	814,548
Affiliated Issuers (Cost $12,062)	12,064
Total Investments in Securities	826,612
Investment in Vanguard	40
Cash Collateral Pledged—Futures Contracts	33
Receivables for Accrued Income	1,305
Receivables for Capital Shares Issued	29
Total Assets	828,019
Liabilities
Due to Custodian	18
Payables for Investment Securities Purchased	1,163
Collateral for Securities on Loan	6,169
Payables for Capital Shares Redeemed	57
Payables to Vanguard	115
Unrealized Depreciation—Over-the-Counter Swap Contracts	207
Variation Margin Payable—Futures Contracts	43
Total Liabilities	7,772
Net Assets	820,247

At February 29, 2020, net assets consisted of:

Paid-in Capital	933,516
Total Distributable Earnings (Loss)	(113,269)
Net Assets	820,247

ETF Shares—Net Assets
Applicable to 5,850,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	652,077
Net Asset Value Per Share—ETF Shares	$111.47

Institutional Shares—Net Assets
Applicable to 752,653 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	168,170
Net Asset Value Per Share—Institutional Shares	$223.44

See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P Mid-Cap 400 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	9,513
Interest[1]	16
Securities Lending—Net	193
Total Income	9,722
Expenses
The Vanguard Group—Note B
Investment Advisory Services	71
Management and Administrative—ETF Shares	464
Management and Administrative—Institutional Shares	58
Marketing and Distribution—ETF Shares	18
Marketing and Distribution—Institutional Shares	4
Custodian Fees	29
Shareholders’ Reports—ETF Shares	11
Shareholders’ Reports—Institutional Shares	—
Total Expenses	655
Expenses Paid Indirectly	(19)
Net Expenses	636
Net Investment Income	9,086
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	72,262
Futures Contracts	29
Realized Net Gain (Loss)	72,291
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(106,663)
Futures Contracts	(216)
Swap Contracts	(207)
Change in Unrealized Appreciation (Depreciation)	(107,086)
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,709)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,000, ($1,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $101,311,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

27

S&P Mid-Cap 400 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,086	15,759
Realized Net Gain (Loss)	72,291	(2,049)
Change in Unrealized Appreciation (Depreciation)	(107,086)	(91,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,709)	(77,355)
Distributions[1]
ETF Shares	(13,478)	(11,232)
Institutional Shares	(3,799)	(3,982)
Total Distributions	(17,277)	(15,214)
Capital Share Transactions
ETF Shares	1,786	23,432
Institutional Shares	(9,476)	(30,211)
Net Increase (Decrease) from Capital Share Transactions	(7,690)	(6,779)
Total Increase (Decrease)	(50,676)	(99,348)
Net Assets
Beginning of Period	870,923	970,271
End of Period	820,247	870,923

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

28

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$117.53	$130.06	$112.31	$101.70	$91.40	$96.78
Investment Operations
Net Investment Income	1.202[1]	2.061[1]	2.090[1]	1.767[1]	1.891[1]	1.600
Net Realized and Unrealized Gain (Loss)
on Investments	(4.987)	(12.629)	17.548	10.344	9.880	(5.563)
Total from Investment Operations	(3.785)	(10.568)	19.638	12.111	11.771	(3.963)
Distributions
Dividends from Net Investment Income	(2.275)	(1.962)	(1.888)	(1.501)	(1.471)	(1.417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.275)	(1.962)	(1.888)	(1.501)	(1.471)	(1.417)
Net Asset Value, End of Period	$111.47	$117.53	$130.06	$112.31	$101.70	$91.40
Total Return	-3.48%	-8.04%	17.60%	11.91%	13.13%	-4.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$652	$685	$735	$632	$460	$103
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.02%	1.72%	1.72%	1.61%	1.97%	1.75%
Portfolio Turnover Rate[2]	38%	38%	36%	39%	26%	47%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$235.62	$260.90	$225.05	$203.65	$182.92	$193.66
Investment Operations
Net Investment Income	2.526[1]	4.332[1]	4.454[1]	3.866[1]	3.774[1]	3.420
Net Realized and Unrealized Gain (Loss)
on Investments	(10.012)	(25.380)	35.198	20.656	20.020	(11.127)
Total from Investment Operations	(7.486)	(21.048)	39.652	24.522	23.794	(7.707)
Distributions
Dividends from Net Investment Income	(4.694)	(4.232)	(3.802)	(3.122)	(3.064)	(3.033)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.694)	(4.232)	(3.802)	(3.122)	(3.064)	(3.033)
Net Asset Value, End of Period	$223.44	$235.62	$260.90	$225.05	$203.65	$182.92
Total Return	-3.43%	-7.99%	17.75%	12.05%	13.25%	-4.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$168	$186	$235	$159	$147	$143
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.11%	1.79%	1.84%	1.73%	2.09%	1.87%
Portfolio Turnover Rate[2]	38%	38%	36%	39%	26%	47%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

S&P Mid-Cap 400 Value Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

31

S&P Mid-Cap 400 Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 29, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

32

S&P Mid-Cap 400 Value Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterpar-ties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

33

S&P Mid-Cap 400 Value Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $40,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

34

S&P Mid-Cap 400 Value Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	814,485	—	—	814,485
Temporary Cash Investments	12,064	63	—	12,127
Total	826,549	63	—	826,612
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	43	—	—	43
Swap Contracts	—	207	—	207
Total	43	207	—	250

1 Represents variation margin on the last day of the reporting period.

E.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	920,760
Gross Unrealized Appreciation	39,277
Gross Unrealized Depreciation	(133,921)
Net Unrealized Appreciation (Depreciation)	(94,644)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $92,425,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 29, 2020, the fund purchased $666,261,000 of investment securities and sold $683,786,000 of investment securities, other than temporary cash investments. Purchases and sales include $296,307,000 and $334,170,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $268,733,000 and $165,693,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

35

S&P Mid-Cap 400 Value Index Fund

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	344,187	2,675	236,869	2,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(342,401)	(2,650)	(213,437)	(1,900)
Net Increase (Decrease)—ETF Shares	1,786	25	23,432	175
Institutional Shares
Issued	15,295	60	54,644	241
Issued in Lieu of Cash Distributions	2,932	11	2,478	11
Redeemed	(27,703)	(109)	(87,333)	(364)
Net Increase (Decrease)—Institutional Shares	(9,476)	(38)	(30,211)	(112)

H.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

36

S&P Mid-Cap 400 Growth Index Fund

Sector Diversification

As of February 29, 2020

Communication Services	1.7%
Consumer Discretionary	15.6
Consumer Staples	2.3
Energy	0.8
Financials	8.8
Health Care	14.3
Industrials	18.2
Information Technology	21.4
Materials	5.4
Real Estate	9.4
Utilities	2.1

The table reflects the fund’s investments, except for short -term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

37

S&P Mid-Cap 400 Growth Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)
Communication Services (1.7%)
	Cable One Inc.	5,119	8,052
	New York Times Co.	96,593	3,618
*	Yelp Inc.	65,040	2,034
	World Wrestling Entertainment Inc.	27,538	1,288
			14,992
Consumer Discretionary (15.6%)
	Domino’s Pizza Inc.	39,372	13,365
	Pool Corp.	40,761	8,599
*	Caesars Entertainment Corp.	568,227	7,222
*	Etsy Inc.	120,633	6,974
	Gentex Corp.	257,543	6,876
	Dunkin’ Brands Group Inc.	84,339	5,610
*	Five Below Inc.	56,681	5,495
*	Deckers Outdoor Corp.	28,483	4,950
	Wyndham Hotels & Resorts Inc.	96,888	4,936
	Polaris Inc.	58,541	4,831
	Service Corp. International	94,904	4,536
	Churchill Downs Inc.	36,092	4,535
*	Skechers U.S.A. Inc.	136,335	4,510
	Marriott Vacations Worldwide Corp.	38,092	3,687
*	Tempur Sealy International Inc.	46,256	3,458
	Williams-Sonoma Inc.	54,521	3,402
*	Eldorado Resorts Inc.	66,506	3,337
*	Rh	16,634	3,017
	Choice Hotels International Inc.	32,340	2,952
*	Murphy USA Inc.	29,436	2,870
	Carter’s Inc.	28,313	2,590
*	Grubhub Inc.	52,138	2,508
*	Helen of Troy Ltd.	15,117	2,488
	Toll Brothers Inc.	61,420	2,274
	Boyd Gaming Corp.	81,485	2,177
	Brunswick Corp.	40,692	2,165
	Wendy’s Co.	108,671	2,052
	Texas Roadhouse Inc.	33,875	1,904
^,*	Ollie’s Bargain Outlet Holdings Inc.	31,177	1,586
	Wyndham Destinations Inc.	39,706	1,584
	Aaron’s Inc.	38,969	1,533
	Columbia Sportswear Co.	18,326	1,490
*	Visteon Corp.	20,213	1,315
	KB Home	40,124	1,308
	Six Flags Entertainment Corp.	40,014	1,012
*	Scientific Games Corp.	55,065	1,004
	Papa John’s International Inc.	14,367	828
	Jack in the Box Inc.	11,798	812
*	WW International Inc.	24,594	738
			136,530
Consumer Staples (2.3%)
	Casey’s General Stores Inc.	37,449	6,105
*	Boston Beer Co. Inc. Class A	9,381	3,478
*	Post Holdings Inc.	31,125	3,152
	Energizer Holdings Inc.	65,497	2,816
	Sanderson Farms Inc.	20,073	2,480
	Lancaster Colony Corp.	9,870	1,426
*	Pilgrim’s Pride Corp.	34,142	722
	Tootsie Roll Industries Inc.	7,924	254
			20,433
Energy (0.8%)
*	WPX Energy Inc.	424,268	3,959
	Murphy Oil Corp.	68,429	1,290
*	Matador Resources Co.	111,622	1,076
	Core Laboratories NV	17,633	473
			6,798
Financials (8.7%)
	FactSet Research Systems Inc.	38,630	10,275
	Brown & Brown Inc.	238,076	10,240
	RenaissanceRe Holdings Ltd.	44,959	7,661
	SEI Investments Co.	128,497	7,030
*	Alleghany Corp.	7,326	4,925
	Primerica Inc.	42,107	4,688
	Commerce Bancshares Inc.	58,069	3,544
	Eaton Vance Corp.	81,783	3,374

38

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
	New York Community Bancorp Inc.	237,902	2,572
	First Financial Bankshares Inc.	88,513	2,544
	SLM Corp.	214,903	2,229
	FirstCash Inc.	28,245	2,173
*	LendingTree Inc.	7,806	2,153
	RLI Corp.	25,595	2,057
	Federated Hermes Inc.	69,444	2,003
	Stifel Financial Corp.	34,107	1,857
	Evercore Inc.	27,854	1,856
	CIT Group Inc.	45,326	1,800
	Bank of Hawaii Corp.	23,782	1,770
	Washington Federal Inc.	50,249	1,507
			76,258
Health Care (14.3%)
	West Pharmaceutical Services Inc.	75,330	11,342
*	Masimo Corp.	49,946	8,158
*	Catalent Inc.	157,457	8,114
*	Charles River Laboratories International Inc.	49,722	7,735
	Bio-Techne Corp.	38,803	7,329
	Chemed Corp.	16,299	6,807
*	PRA Health Sciences Inc.	64,390	6,065
*	Exelixis Inc.	309,338	5,751
*	Amedisys Inc.	32,838	5,714
*	Bio-Rad Laboratories Inc.	15,839	5,576
*	Penumbra Inc.	32,703	5,424
*	HealthEquity Inc.	72,163	5,123
*	Repligen Corp.	47,702	4,083
*	Syneos Health Inc.	63,403	4,016
*	ICU Medical Inc.	19,575	3,833
*	Integra LifeSciences Holdings Corp.	72,556	3,780
*	Arrowhead Pharmaceuticals Inc.	101,917	3,604
	Hill-Rom Holdings Inc.	37,383	3,591
*	Haemonetics Corp.	33,026	3,578
*	Globus Medical Inc.	78,363	3,544
	Encompass Health Corp.	47,183	3,531
*	NuVasive Inc.	34,460	2,268
*	LivaNova plc	25,130	1,752
*	Ligand Pharmaceuticals Inc.	17,880	1,673
	Cantel Medical Corp.	21,362	1,348
*	Nektar Therapeutics Class A	57,312	1,193
*	MEDNAX Inc.	33,415	571
			125,503
Industrials (18.1%)
*	Teledyne Technologies Inc.	37,130	12,525
	Carlisle Cos. Inc.	57,699	8,383
	Graco Inc.	169,795	8,374
	Toro Co.	108,528	7,752
	Nordson Corp.	52,091	7,569
	Hubbell Inc.	55,371	7,378
*	Generac Holdings Inc.	63,209	6,510
	Woodward Inc.	57,408	5,925
*	Trex Co. Inc.	59,390	5,681
	Lennox International Inc.	23,560	5,375
	Lincoln Electric Holdings Inc.	62,254	5,098
*	Axon Enterprise Inc.	60,414	4,674
	Tetra Tech Inc.	55,575	4,494
*	FTI Consulting Inc.	38,309	4,313
*	Mercury Systems Inc.	56,540	4,153
	Knight-Swift Transportation Holdings Inc.	125,092	3,995
	Brink’s Co.	50,929	3,987
	Curtiss-Wright Corp.	31,726	3,805
	Donaldson Co. Inc.	82,465	3,718
*	Clean Harbors Inc.	52,270	3,634
	ITT Inc.	59,823	3,598
	Owens Corning	58,700	3,316
	Timken Co.	69,019	3,095
*	MasTec Inc.	61,394	3,013
	Oshkosh Corp.	40,881	2,950
	MSA Safety Inc.	23,222	2,825
	Landstar System Inc.	27,322	2,759
	Watsco Inc.	16,954	2,662
*	Stericycle Inc.	40,822	2,344
	Herman Miller Inc.	60,124	2,059
	AGCO Corp.	33,822	2,044
*	Kirby Corp.	31,734	2,023
	EMCOR Group Inc.	26,297	2,023
*	ASGN Inc.	32,788	1,663
	Insperity Inc.	21,438	1,442
*	Colfax Corp.	38,304	1,282
	Valmont Industries Inc.	10,083	1,172
	Werner Enterprises Inc.	20,695	695
	Deluxe Corp.	19,290	642
			158,950
Information Technology (21.4%)
*	Tyler Technologies Inc.	39,690	12,437
*	Fair Isaac Corp.	29,486	11,088
	Teradyne Inc.	170,608	10,025
*	Trimble Inc.	253,638	10,014
	Cypress Semiconductor Corp.	375,990	8,682
*	WEX Inc.	44,072	8,252
	Cognex Corp.	173,987	7,749
	Universal Display Corp.	43,166	6,854
	Monolithic Power Systems Inc.	41,130	6,525
*	CACI International Inc. Class A	25,494	6,247
*	SolarEdge Technologies Inc.	49,490	6,172

39

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Lumentum Holdings Inc.	78,594	6,116
	MKS Instruments Inc.	55,495	5,560
	Jabil Inc.	141,427	4,533
*	Manhattan Associates Inc.	65,057	4,382
*	Ceridian HCM Holding Inc.	61,564	4,354
*	PTC Inc.	55,028	4,157
	Cabot Microelectronics Corp.	29,628	4,127
	j2 Global Inc.	47,131	4,116
*	Cirrus Logic Inc.	58,844	4,039
*	Silicon Laboratories Inc.	44,156	3,916
*	Ciena Corp.	97,646	3,754
	KBR Inc.	144,277	3,745
	Perspecta Inc.	139,993	3,496
	CDK Global Inc.	75,391	3,469
	Blackbaud Inc.	50,077	3,395
*	ACI Worldwide Inc.	117,689	3,280
*	Coherent Inc.	24,591	3,165
	LogMeIn Inc.	31,806	2,711
	Littelfuse Inc.	15,625	2,495
	National Instruments Corp.	56,439	2,273
	MAXIMUS Inc.	35,825	2,258
	Sabre Corp.	133,841	1,822
	Science Applications International Corp.	22,481	1,801
*	ViaSat Inc.	29,943	1,722
	CoreLogic Inc.	36,433	1,653
*	NCR Corp.	55,861	1,408
*	Synaptics Inc.	20,782	1,373
*	Semtech Corp.	34,394	1,358
*	LiveRamp Holdings Inc.	27,567	977
*	Teradata Corp.	44,667	891
*	CommVault Systems Inc.	20,978	875
			187,266
Materials (5.4%)
	Reliance Steel & Aluminum Co.	67,861	6,941
	Royal Gold Inc.	66,776	6,442
	RPM International Inc.	79,214	5,078
	Scotts Miracle-Gro Co.	40,339	4,276
	AptarGroup Inc.	39,051	3,947
	Eagle Materials Inc.	42,384	3,345
	Steel Dynamics Inc.	107,478	2,862
	Louisiana-Pacific Corp.	86,095	2,449
	Valvoline Inc.	103,570	2,020
*	Ingevity Corp.	42,579	1,918
	NewMarket Corp.	4,885	1,898
	Silgan Holdings Inc.	47,361	1,356
	Compass Minerals International Inc.	24,839	1,355
*	Allegheny Technologies Inc.	62,898	1,075
	Carpenter Technology Corp.	26,720	982
	Cabot Corp.	26,103	976
			46,920
Real Estate (9.3%)
	Camden Property Trust	54,221	5,746
	Cousins Properties Inc.	149,416	5,333
	EastGroup Properties Inc.	39,102	4,916
	National Retail Properties Inc.	96,109	4,887
	CyrusOne Inc.	74,909	4,538
	Lamar Advertising Co.	53,415	4,473
	Kilroy Realty Corp.	59,579	4,331
	Douglas Emmett Inc.	105,718	4,036
	CoreSite Realty Corp.	38,368	3,980
	Omega Healthcare Investors Inc.	100,106	3,964
	Jones Lang LaSalle Inc.	25,182	3,721
	First Industrial Realty Trust Inc.	85,305	3,284
	Life Storage Inc.	28,972	3,127
	Brixmor Property Group Inc.	169,812	3,092
	PS Business Parks Inc.	20,390	3,029
	American Campus Communities Inc.	67,148	2,917
	Highwoods Properties Inc.	52,809	2,370
	Healthcare Realty Trust Inc.	62,632	2,148
	EPR Properties	35,146	2,082
	Spirit Realty Capital Inc.	42,645	1,941
	Rayonier Inc.	55,294	1,467
	Weingarten Realty Investors	54,181	1,459
	Taubman Centers Inc.	26,800	1,395
	Corporate Office Properties Trust	52,481	1,330
	PotlatchDeltic Corp.	31,479	1,157
	Urban Edge Properties	53,934	874
			81,597
Utilities (2.1%)
	Essential Utilities Inc.	120,090	5,165
	MDU Resources Group Inc.	85,681	2,376
	Hawaiian Electric Industries Inc.	53,254	2,281
	IDACORP Inc.	23,088	2,231
	ONE Gas Inc.	26,843	2,205
	Black Hills Corp.	29,404	2,123
	PNM Resources Inc.	40,548	1,909
			18,290
Total Common Stocks (Cost $848,666)			873,537
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1,2]	Vanguard Market Liquidity Fund, 1.706%	25,023	2,503

40

S&P Mid-Cap 400 Growth Index Fund

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[3] United States Treasury Bill, 1.506%, 4/9/20	150	150
Total Temporary Cash Investments
(Cost $2,652)		2,653
Total Investments (100.0%)
(Cost $851,318)		876,190
Other Assets and Liabilities—Net (0.0%)[2]		374
Net Assets (100%)		876,564

Cost Rounded to $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealer. The total value of securities on loan is $997,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $1,039,000 was received for securities on loan.
3	Securities with a value of $92,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2020	16	2,900	(282)

See accompanying Notes, which are an integral part of the Financial Statements.

41

S&P Mid-Cap 400 Growth Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $848,815)	873,687
Affiliated Issuers (Cost $2,503)	2,503
Total Investments in Securities	876,190
Investment in Vanguard	42
Cash	1
Receivables for Investment Securities Sold	770
Receivables for Accrued Income	715
Receivables for Capital Shares Issued	229
Total Assets	877,947
Liabilities
Payables for Investment Securities Purchased	2
Collateral for Securities on Loan	1,039
Payables for Capital Shares Redeemed	146
Payables to Vanguard	152
Variation Margin Payable—Futures Contracts	44
Total Liabilities	1,383
Net Assets	876,564

At February 29, 2020, net assets consisted of:

Paid-in Capital	987,438
Total Distributable Earnings (Loss)	(110,874)
Net Assets	876,564

ETF Shares—Net Assets
Applicable to 5,225,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	694,574
Net Asset Value Per Share—ETF Shares	$132.93

Institutional Shares—Net Assets
Applicable to 687,167 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	181,990
Net Asset Value Per Share—Institutional Shares	$264.84

See accompanying Notes, which are an integral part of the Financial Statements.

42

S&P Mid-Cap 400 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	5,029
Interest[1]	15
Securities Lending—Net	21
Total Income	5,065
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative—ETF Shares	474
Management and Administrative—Institutional Shares	63
Marketing and Distribution—ETF Shares	25
Marketing and Distribution—Institutional Shares	4
Custodian Fees	13
Shareholders’ Reports—ETF Shares	13
Shareholders’ Reports—Institutional Shares	—
Total Expenses	665
Expenses Paid Indirectly	(11)
Net Expenses	654
Net Investment Income	4,411
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	25,074
Futures Contracts	175
Realized Net Gain (Loss)	25,249
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(48,040)
Futures Contracts	(259)
Change in Unrealized Appreciation (Depreciation)	(48,299)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,639)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $45,031,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

43

S&P Mid-Cap 400 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,411	11,104
Realized Net Gain (Loss)	25,249	(36,171)
Change in Unrealized Appreciation (Depreciation)	(48,299)	(36,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,639)	(61,460)
Distributions[1]
ETF Shares	(9,255)	(6,629)
Institutional Shares	(2,652)	(2,658)
Total Distributions	(11,907)	(9,287)
Capital Share Transactions
ETF Shares	(16,987)	(40,742)
Institutional Shares	(17,121)	(48,958)
Net Increase (Decrease) from Capital Share Transactions	(34,108)	(89,700)
Total Increase (Decrease)	(64,654)	(160,447)
Net Assets
Beginning of Period	941,218	1,101,665
End of Period	876,564	941,218

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

44

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$137.70	$146.46	$121.33	$109.76	$99.88	$97.18
Investment Operations
Net Investment Income	.639 [1]	1.519 [1]	1.268 [1]	1.152 [1]	.954	1.036
Net Realized and Unrealized Gain (Loss)
on Investments	(3.687)	(9.084)	25.098	11.576	9.960	2.456
Total from Investment Operations	(3.048)	(7.565)	26.366	12.728	10.914	3.492
Distributions
Dividends from Net Investment Income	(1.722)	(1.195)	(1.236)	(1.158)	(1.034)	(.792)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.722)	(1.195)	(1.236)	(1.158)	(1.034)	(.792)
Net Asset Value, End of Period	$132.93	$137.70	$146.46	$121.33	$109.76	$99.98
Total Return	-2.32%	-5.08%	21.83%	11.67%	11.04%	3.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$695	$737	$831	$686	$513	$377
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.03%	1.13%	0.94%	0.99%	1.08%	1.08%
Portfolio Turnover Rate[2]	39%	40%	43%	40%	38%	47%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$274.38	$292.07	$241.68	$218.61	$198.85	$193.45
Investment Operations
Net Investment Income	1.401 [1]	3.242 [1]	2.894 [1]	2.604 [1]	2.094	2.271
Net Realized and Unrealized Gain (Loss)
on Investments	(7.359)	(18.167)	49.971	23.011	19.906	4.900
Total from Investment Operations	(5.958)	(14.925)	52.865	25.615	22.000	7.171
Distributions
Dividends from Net Investment Income	(3.582)	(2.765)	(2.475)	(2.545)	(2.240)	(1.771)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.582)	(2.765)	(2.475)	(2.545)	(2.240)	(1.771)
Net Asset Value, End of Period	$264.84	$274.38	$292.07	$241.68	$218.61	$198.85
Total Return	-2.27%	-5.02%	21.97%	11.80%	11.18%	3.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$182	$205	$271	$320	$170	$96
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.12%	1.20%	1.06%	1.11%	1.20%	1.20%
Portfolio Turnover Rate[2]	39%	40%	43%	40%	38%	47%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

S&P Mid-Cap 400 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

47

S&P Mid-Cap 400 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

48

S&P Mid-Cap 400 Growth Index Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $42,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $11,000 (an annual rate less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

49

S&P Mid-Cap 400 Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	873,537	—	—	873,537
Temporary Cash Investments	2,503	150	—	2,653
Total	876,040	150	—	876,190
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	44	—	—	44

1 Represents variation margin on the last day of the reporting period.

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	851,318
Gross Unrealized Appreciation	103,635
Gross Unrealized Depreciation	(79,045)
Net Unrealized Appreciation (Depreciation)	24,590

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $160,033,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended February 29, 2020, the fund purchased $488,176,000 of investment securities and sold $529,608,000 of investment securities, other than temporary cash investments. Purchases and sales include $89,792,000 and $162,056,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

50

S&P Mid-Cap 400 Growth Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $238,136,000 and $216,553,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	155,167	1,075	292,561	2,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(172,154)	(1,200)	(333,303)	(2,475)
Net Increase (Decrease)—ETF Shares	(16,987)	(125)	(40,742)	(325)
Institutional Shares
Issued	6,419	22	37,712	144
Issued in Lieu of Cash Distributions	2,444	9	2,069	8
Redeemed	(25,984)	(89)	(88,739)	(333)
Net Increase (Decrease)—Institutional Shares	(17,121)	(58)	(48,958)	(181)

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

51

The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

52

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q18422 042020

Semiannual Report | February 29, 2020 Vanguard S&P 500 Value and Growth Index Funds

Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Growth Index Fund See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

S&P 500 Value Index Fund	3

S&P 500 Growth Index Fund	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,004.30	$0.50
Institutional Shares	1,000.00	1,004.38	0.40
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,031.02	$0.51
Institutional Shares	1,000.00	1,031.17	0.40
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

S&P 500 Value Index Fund

Sector Diversification

As of February 29, 2020

Communication Services	7.7%
Consumer Discretionary	5.4
Consumer Staples	9.9
Energy	6.7
Financials	20.7
Health Care	18.8
Industrials	9.9
Information Technology	8.1
Materials	2.7
Real Estate	3.4
Utilities	6.7

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

S&P 500 Value Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Communication Services (7.7%)
	AT&T Inc.	796,954	28,069
	Verizon Communications Inc.	451,206	24,437
	Walt Disney Co.	76,670	9,020
	Comcast Corp.	217,916	8,810
	Activision Blizzard Inc.	83,810	4,872
*	T-Mobile US Inc.	34,537	3,114
*	Twitter Inc.	84,695	2,812
	Omnicom Group Inc.	23,767	1,647
*	Electronic Arts Inc.	14,977	1,518
	ViacomCBS Inc. Class B	58,960	1,451
	CenturyLink Inc.	106,962	1,291
	Fox Corp. Class A	38,724	1,190
*	DISH Network Corp.	27,909	936
*	Discovery Communications Inc.	36,621	919
	Interpublic Group of Cos. Inc.	42,266	903
	News Corp. Class A	46,254	559
	Fox Corp. Class B	17,681	538
*	Discovery Inc.	17,238	443
*	Live Nation Entertainment Inc.	5,050	307
	News Corp. Class B	9,452	118
*	Charter Communications Inc.	2	1
	TripAdvisor Inc.	18	—
			92,955
Consumer Discretionary (5.3%)
	McDonald’s Corp.	46,006	8,933
	Home Depot Inc.	34,513	7,518
	General Motors Co.	137,179	4,184
	NIKE Inc.	44,856	4,009
	Lowe’s Cos. Inc.	28,433	3,030
	Ford Motor Co.	424,838	2,957
	Aptiv plc	27,853	2,176
*	Dollar Tree Inc.	25,820	2,144
	Target Corp.	19,902	2,050
	Best Buy Co. Inc.	24,845	1,880

	Lennar Corp. Class A	30,255	1,826
	Royal Caribbean Cruises Ltd.	18,751	1,508
	Expedia Group Inc.	15,253	1,504
	Carnival Corp.	43,699	1,462
	Genuine Parts Co.	15,860	1,384
	VF Corp.	16,793	1,209
	Hasbro Inc.	13,871	1,072
	Advance Auto Parts Inc.	7,547	1,004
	Las Vegas Sands Corp.	15,838	924
	Whirlpool Corp.	6,887	881
*	Norwegian Cruise Line Holdings Ltd.	23,179	864
*	Mohawk Industries Inc.	6,482	785
*	Ulta Beauty Inc.	2,812	723
	BorgWarner Inc.	22,508	711
	Tapestry Inc.	30,111	706
	Darden Restaurants Inc.	7,234	705
	Kohl’s Corp.	17,075	668
	Newell Brands Inc.	41,615	642
	PVH Corp.	8,083	599
	Tractor Supply Co.	6,588	583
	Ralph Lauren Corp.	5,419	572
	L Brands Inc.	25,316	548
	MGM Resorts International	21,944	539
	Hanesbrands Inc.	39,579	524
	Harley-Davidson Inc.	16,821	513
*	LKQ Corp.	16,073	475
	Macy’s Inc.	33,618	445
	H&R Block Inc.	21,226	439
*	Capri Holdings Ltd.	16,536	427
	Nordstrom Inc.	11,654	404
	Gap Inc.	23,193	332
*	Under Armour Inc. Class A	20,642	293
*	Under Armour Inc. Class C	21,168	264
	Leggett & Platt Inc.	4,853	192
	Lennar Corp.	363	17
	Starbucks Corp.	31	2

4

S&P 500 Value Index Fund

		Market
		Value•
	Shares	($000)
* Booking Holdings Inc.	1	2
eBay Inc.	37	1
Marriott International Inc.	10	1
Wynn Resorts Ltd.	1	—
		64,631
Consumer Staples (9.9%)
Walmart Inc.	154,765	16,665
Coca-Cola Co.	252,409	13,501
Procter & Gamble Co.	114,264	12,938
PepsiCo Inc.	79,108	10,445
Mondelez International Inc.	157,079	8,294
Philip Morris International Inc.	95,055	7,782
Costco Wholesale Corp.	19,760	5,555
Altria Group Inc.	124,326	5,019
Walgreens Boots Alliance Inc.	81,799	3,743
Colgate-Palmolive Co.	51,427	3,475
General Mills Inc.	65,940	3,231
Constellation Brands Inc. Class A	18,274	3,150
Kimberly-Clark Corp.	19,074	2,502
Kroger Co.	87,504	2,462
Archer-Daniels-Midland Co.	60,735	2,287
Clorox Co.	13,694	2,183
Sysco Corp.	30,617	2,041
Kraft Heinz Co.	67,946	1,683
Kellogg Co.	27,167	1,643
Conagra Brands Inc.	53,093	1,417
JM Smucker Co.	12,459	1,283
Hormel Foods Corp.	30,317	1,261
Tyson Foods Inc.	16,755	1,137
Molson Coors Beverage Co. Class B	20,475	1,016
McCormick & Co. Inc.	6,610	966
* Monster Beverage Corp.	13,717	856
Church & Dwight Co. Inc.	12,295	855
Hershey Co.	5,337	768
Lamb Weston Holdings Inc.	7,166	623
Campbell Soup Co.	10,283	464
Coty Inc.	17,144	158
Estee Lauder Cos. Inc. Class A	2	—
		119,403
Energy (6.7%)
Exxon Mobil Corp.	461,597	23,744
Chevron Corp.	206,285	19,255
Schlumberger Ltd.	151,032	4,091
Kinder Morgan Inc.	212,500	4,074
Marathon Petroleum Corp.	70,838	3,359
Occidental Petroleum Corp.	97,458	3,191
ONEOK Inc.	45,065	3,007
Valero Energy Corp.	44,800	2,968
Williams Cos. Inc.	132,239	2,519
EOG Resources Inc.	31,730	2,007
Phillips 66	24,239	1,814
Halliburton Co.	95,762	1,624
Concho Resources Inc.	21,940	1,492
Baker Hughes Co.	70,919	1,141
Diamondback Energy Inc.	17,558	1,089
Pioneer Natural Resources Co.	6,865	843
Noble Energy Inc.	52,104	825
Marathon Oil Corp.	87,350	723
Devon Energy Corp.	42,276	687
TechnipFMC plc	45,816	680
HollyFrontier Corp.	16,184	545
National Oilwell Varco Inc.	29,063	544
Helmerich & Payne Inc.	11,821	436
Apache Corp.	15,611	389
Cabot Oil & Gas Corp.	16,444	229
Cimarex Energy Co.	5,106	169
		81,445
Financials (20.6%)
* Berkshire Hathaway Inc.	213,393	44,032
Bank of America Corp.	883,176	25,171
JPMorgan Chase & Co.	177,926	20,659
Wells Fargo & Co.	419,883	17,152
Citigroup Inc.	238,171	15,114
US Bancorp	155,060	7,201
Chubb Ltd.	49,442	7,171
Goldman Sachs Group Inc.	34,765	6,980
Truist Financial Corp.	146,297	6,750
Morgan Stanley	134,197	6,043
PNC Financial Services Group Inc.	47,801	6,042
Capital One Financial Corp.	50,812	4,485
American International Group Inc.	94,907	4,001
CME Group Inc.	19,156	3,809
Allstate Corp.	35,342	3,720
Bank of New York Mellon Corp.	91,557	3,653
MetLife Inc.	85,283	3,643
Aflac Inc.	80,085	3,432
Travelers Cos. Inc.	28,162	3,374
Prudential Financial Inc.	43,860	3,309
American Express Co.	29,282	3,219
BlackRock Inc.	6,304	2,919
State Street Corp.	39,669	2,702
Intercontinental Exchange Inc.	27,335	2,439

5

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
	Marsh & McLennan Cos. Inc.	21,470	2,245
	Northern Trust Corp.	23,116	2,029
	M&T Bank Corp.	14,397	2,021
	Aon plc	9,454	1,966
	Hartford Financial Services Group Inc.	39,322	1,964
	Fifth Third Bancorp	77,432	1,889
	Progressive Corp.	24,873	1,820
	KeyCorp	107,467	1,757
	Citizens Financial Group Inc.	47,464	1,504
	Regions Financial Corp.	105,266	1,423
	Huntington Bancshares Inc.	112,697	1,383
	Willis Towers Watson plc	7,289	1,379
	Charles Schwab Corp.	33,694	1,373
	Loews Corp.	27,925	1,274
	Principal Financial Group Inc.	28,177	1,251
	E*TRADE Financial Corp.	24,629	1,128
	Raymond James Financial Inc.	13,471	1,127
	Everest Re Group Ltd.	4,453	1,104
	WR Berkley Corp.	15,810	1,062
	Globe Life Inc.	10,872	1,007
	Lincoln National Corp.	21,645	982
	Arthur J Gallagher & Co.	9,982	973
	First Republic Bank	9,380	943
	Discover Financial Services	12,986	852
	Cincinnati Financial Corp.	8,938	833
	Comerica Inc.	15,740	829
	Assurant Inc.	6,603	796
	T. Rowe Price Group Inc.	6,628	782
	Zions Bancorp NA	18,581	742
	Ameriprise Financial Inc.	4,838	684
	Nasdaq Inc.	6,645	681
	People’s United Financial Inc.	48,419	677
	Franklin Resources Inc.	30,408	662
	Invesco Ltd.	40,585	584
	Unum Group	22,486	524
*	SVB Financial Group	2,031	423
	Moody’s Corp.	2	—
			249,693

Health Care (18.8%)
	UnitedHealth Group Inc.	103,360	26,353
	Johnson & Johnson	166,529	22,395
	Pfizer Inc.	603,741	20,177
	Medtronic plc	146,230	14,721
	Gilead Sciences Inc.	138,019	9,573
	Merck & Co. Inc.	124,985	9,569
	CVS Health Corp.	141,934	8,400
	Cigna Corp.	40,740	7,453
	Anthem Inc.	27,664	7,112
	Becton Dickinson and Co.	29,506	7,017
	Allergan plc	35,812	6,828
	Bristol-Myers Squibb Co.	115,075	6,796
	AbbVie Inc.	75,824	6,499
	Abbott Laboratories	80,982	6,238
*	Biogen Inc.	19,685	6,071
	Amgen Inc.	26,575	5,308
	Eli Lilly & Co.	41,475	5,231
	Humana Inc.	14,448	4,619
	HCA Healthcare Inc.	28,865	3,666
	Danaher Corp.	25,107	3,630
*	Centene Corp.	63,693	3,377
	Zimmer Biomet Holdings Inc.	22,440	3,055
^	McKesson Corp.	19,658	2,749
	Baxter International Inc.	30,637	2,557
*	Boston Scientific Corp.	62,343	2,331
	Stryker Corp.	11,944	2,276
*	Laboratory Corp. of America Holdings	10,596	1,862
*	Illumina Inc.	6,417	1,705
	Cardinal Health Inc.	31,924	1,664
	Quest Diagnostics Inc.	14,685	1,557
	AmerisourceBergen Corp. Class A	16,387	1,382
*	Regeneron Pharmaceuticals Inc.	2,880	1,280
	Agilent Technologies Inc.	14,513	1,119
	Universal Health Services Inc.	8,757	1,084
*	Henry Schein Inc.	16,015	976
*	Mylan NV	56,247	967
*	Alexion Pharmaceuticals Inc.	10,147	954
	Cerner Corp.	12,655	877
*	IQVIA Holdings Inc.	6,094	850
*	DaVita Inc.	9,770	758
	Cooper Cos. Inc.	2,324	754
	Perrigo Co. plc	14,837	752
*	Mettler-Toledo International Inc.	984	690
	STERIS plc	4,256	675

6

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Hologic Inc.	13,446	634
	Dentsply Sirona Inc.	11,387	561
*	Varian Medical Systems Inc.	4,459	548
*	Waters Corp.	2,670	520
	PerkinElmer Inc.	5,210	450
*	ABIOMED Inc.	2,108	317
	Zoetis Inc.	47	6
*	Incyte Corp.	9	1
*	Align Technology Inc.	3	1
			226,945
Industrials (9.9%)
	General Electric Co.	952,788	10,366
	3M Co.	62,736	9,363
	Boeing Co.	32,663	8,986
	Honeywell International Inc.	42,092	6,826
	United Technologies Corp.	41,590	5,431
	Union Pacific Corp.	28,780	4,599
	Eaton Corp. plc	45,095	4,091
	General Dynamics Corp.	25,559	4,082
	United Parcel Service Inc.	42,050	3,805
	FedEx Corp.	26,190	3,697
	Johnson Controls International plc	84,160	3,078
	Caterpillar Inc.	24,717	3,071
	CSX Corp.	42,422	2,989
	Delta Air Lines Inc.	62,799	2,897
	Southwest Airlines Co.	51,675	2,387
	Norfolk Southern Corp.	13,086	2,386
	Stanley Black & Decker Inc.	16,581	2,383
	Raytheon Co.	12,148	2,291
	Fortive Corp.	32,237	2,230
	Deere & Co.	14,083	2,204
	Illinois Tool Works Inc.	12,439	2,087
	Waste Management Inc.	17,884	1,982
	Emerson Electric Co.	30,561	1,959
*	United Airlines Holdings Inc.	23,745	1,462
	Jacobs Engineering Group Inc.	14,795	1,366
	Westinghouse Air Brake Technologies Corp.	19,865	1,365
	WW Grainger Inc.	4,755	1,320
	Ingersoll-Rand plc	9,931	1,281
	Parker-Hannifin Corp.	6,312	1,166
	Republic Services Inc.	12,399	1,119
	CH Robinson Worldwide Inc.	14,743	1,016
	Textron Inc.	24,882	1,010

Rockwell Automation Inc.	5,428	996
Cummins Inc.	6,177	935
Snap-on Inc.	5,982	866
Verisk Analytics Inc.	5,542	860
IHS Markit Ltd.	11,792	840
American Airlines Group Inc.	42,490	809
Equifax Inc.	5,278	750
Pentair plc	18,324	722
Nielsen Holdings plc	38,779	706
Alaska Air Group Inc.	13,432	678
Dover Corp.	6,499	668
Robert Half International Inc.	12,842	647
Fastenal Co.	18,762	642
Expeditors International of Washington Inc.	8,907	627
Xylem Inc.	8,048	622
Arconic Inc.	21,133	620
AO Smith Corp.	14,942	591
Flowserve Corp.	14,304	575
IDEX Corp.	3,566	528
Huntington Ingalls Industries Inc.	1,833	377
JB Hunt Transport Services Inc.	3,820	368
Quanta Services Inc.	8,569	327
Rollins Inc.	8,188	307
Lockheed Martin Corp.	9	3
Northrop Grumman Corp.	4	1
L3Harris Technologies Inc.	4	1
PACCAR Inc.	5	—
Kansas City Southern	2	—
		119,361
Information Technology (8.0%)
Cisco Systems Inc.	462,811	18,480
International Business Machines Corp.	96,620	12,575
Intel Corp.	204,055	11,329
Fidelity National Information Services Inc.	67,045	9,367
Oracle Corp.	94,535	4,676
Accenture plc Class A	25,632	4,629
Texas Instruments Inc.	38,742	4,422
Cognizant Technology Solutions Corp.	59,739	3,640
HP Inc.	161,656	3,361
Global Payments Inc.	16,717	3,075
Automatic Data Processing Inc.	17,938	2,776
Hewlett Packard Enterprise Co.	141,173	1,806

7

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
	Western Digital Corp.	32,444	1,803
	TE Connectivity Ltd.	18,226	1,510
	Corning Inc.	44,467	1,061
*	VeriSign Inc.	5,301	1,006
	Maxim Integrated Products Inc.	16,553	921
	Paychex Inc.	11,465	888
	Xilinx Inc.	10,442	872
*	F5 Networks Inc.	6,620	794
	Skyworks Solutions Inc.	7,799	781
	Juniper Networks Inc.	36,494	774
	Leidos Holdings Inc.	7,256	745
	DXC Technology Co.	27,918	673
	NetApp Inc.	13,427	627
	Citrix Systems Inc.	6,022	623
	Jack Henry & Associates Inc.	4,025	611
	Seagate Technology plc	10,076	483
	NortonLifeLock Inc.	23,688	451
*	Akamai Technologies Inc.	4,943	428
	Broadridge Financial Solutions Inc.	3,736	390
	Alliance Data Systems Corp.	4,476	384
	FLIR Systems Inc.	7,630	324
*	IPG Photonics Corp.	1,944	248
	Amphenol Corp. Class A	29	3
	Apple Inc.	6	2
*	ServiceNow Inc.	3	1
*	FleetCor Technologies Inc.	3	1
*	Synopsys Inc.	5	1
*	Cadence Design Systems Inc.	7	—
	CDW Corp.	3	—
			96,541
Materials (2.7%)
	Newmont Corp.	89,427	3,991
	DuPont de Nemours Inc.	80,818	3,467
	Linde plc	16,989	3,245
	Ecolab Inc.	13,401	2,418
	Corteva Inc.	81,640	2,221
	LyondellBasell Industries NV	28,006	2,001
	Amcor plc	176,858	1,648
	International Paper Co.	42,769	1,581
	International Flavors & Fragrances Inc.	11,658	1,396
	Nucor Corp.	33,085	1,368

PPG Industries Inc.	12,647	1,321
Albemarle Corp.	11,587	949
Westrock Co.	28,175	937
Packaging Corp. of America	10,316	935
Eastman Chemical Co.	14,833	912
CF Industries Holdings Inc.	23,737	875
Ball Corp.	10,348	729
Freeport-McMoRan Inc.	71,188	709
Mosaic Co.	38,201	651
Sealed Air Corp.	16,848	511
Avery Dennison Corp.	2,651	304
Vulcan Materials Co.	3	—
Dow Inc.	7	—
Martin Marietta Materials Inc.	1	—
		32,169
Real Estate (3.4%)
Welltower Inc.	44,267	3,312
AvalonBay Communities Inc.	15,237	3,056
Prologis Inc.	34,628	2,918
Equity Residential	38,086	2,860
Digital Realty Trust Inc.	22,770	2,735
Crown Castle International Corp.	19,049	2,730
Simon Property Group Inc.	20,089	2,473
Ventas Inc.	40,670	2,187
Weyerhaeuser Co.	81,293	2,112
Public Storage	9,179	1,920
Realty Income Corp.	19,541	1,415
Boston Properties Inc.	8,795	1,134
Host Hotels & Resorts Inc.	78,266	1,133
Regency Centers Corp.	18,291	1,051
Essex Property Trust Inc.	3,604	1,021
Iron Mountain Inc.	31,311	952
Alexandria Real Estate Equities Inc.	6,151	934
Vornado Realty Trust	17,282	926
Healthpeak Properties Inc.	28,650	906
Mid-America Apartment Communities Inc.	6,850	885
Kimco Realty Corp.	46,153	801
Apartment Investment & Management Co.	16,219	776
UDR Inc.	16,923	761
SL Green Realty Corp.	8,884	697
Extra Space Storage Inc.	5,931	595

8

S&P 500 Value Index Fund

		Market
		Value•
	Shares	($000)
Duke Realty Corp.	16,416	533
Federal Realty Investment Trust	4,437	516
SBA Communications Corp.	2	1
		41,340
Utilities (6.8%)
Duke Energy Corp.	79,537	7,294
Dominion Energy Inc.	89,794	7,020
Southern Co.	114,404	6,905
NextEra Energy Inc.	25,057	6,333
American Electric Power Co. Inc.	53,881	4,809
Exelon Corp.	106,057	4,572
Xcel Energy Inc.	57,206	3,565
WEC Energy Group Inc.	34,405	3,177
Eversource Energy	35,317	3,053
Consolidated Edison Inc.	36,269	2,859
Public Service Enterprise Group Inc.	55,178	2,831
Edison International	39,121	2,629
FirstEnergy Corp.	58,943	2,625
Entergy Corp.	21,714	2,539
PPL Corp.	83,755	2,513
Sempra Energy	16,910	2,364
DTE Energy Co.	20,958	2,340
Ameren Corp.	26,842	2,121
CMS Energy Corp.	30,967	1,871
Evergy Inc.	24,869	1,625
Alliant Energy Corp.	26,249	1,368
Atmos Energy Corp.	13,035	1,346
CenterPoint Energy Inc.	54,845	1,263
American Water Works Co. Inc.	9,846	1,218
AES Corp.	72,500	1,213
NiSource Inc.	40,801	1,102
Pinnacle West Capital Corp.	12,272	1,098
		81,653

Total Common Stocks (Cost $1,250,128)		1,206,136
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund, 1.706%	3,240	324

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill, 1.506%, 4/9/20	160	160
	United States Treasury Bill, 1.543%, 4/16/20	25	25
			185
Total Temporary Cash Investments (Cost $509)			509
Total Investments (99.8%) (Cost $1,250,637)			1,206,645
Other Assets and Liabilities-Net (0.2%)[2]			2,470
Net Assets (100%)			1,209,115

Cost rounded to $000.

•	See Note A in Notes to Financial Statements. * Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $299,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $323,000 was received for securities on loan.
3	Securities with a value of $128,000 have been segregated as initial margin for open futures contracts.

9

S&P 500 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	19	2,804	(269)

See accompanying Notes, which are an integral part of the Financial Statements.

10

S&P 500 Value Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,250,313)	1,206,321
Affiliated Issuers (Cost $324)	324
Total Investments in Securities	1,206,645
Investment in Vanguard	58
Receivables for Investment Securities Sold	40
Receivables for Accrued Income	3,501
Total Assets	1,210,244
Liabilities
Due to Custodian	531
Payables for Investment Securities Purchased	147
Collateral for Securities on Loan	323
Payables to Vanguard	122
Variation Margin Payable—Futures Contracts	6
Total Liabilities	1,129
Net Assets	1,209,115

At February 29, 2020, net assets consisted of:

Paid-in Capital	1,197,628
Total Distributable Earnings (Loss)	11,487
Net Assets	1,209,115

ETF Shares—Net Assets
Applicable to 10,075,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,114,876
Net Asset Value Per Share—ETF Shares	$110.66

Institutional Shares—Net Assets
Applicable to 388,348 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,239
Net Asset Value Per Share—Institutional Shares	$242.67

See accompanying Notes, which are an integral part of the Financial Statements.

11

S&P 500 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	15,926
Interest[1]	15
Securities Lending—Net	5
Total Income	15,946
Expenses
The Vanguard Group—Note B
Investment Advisory Services	95
Management and Administrative—ETF Shares	435
Management and Administrative—Institutional Shares	31
Marketing and Distribution—ETF Shares	35
Marketing and Distribution—Institutional Shares	1
Custodian Fees	21
Shareholders’ Reports—ETF Shares	9
Shareholders’ Reports—Institutional Shares	—
Total Expenses	627
Expenses Paid Indirectly	(9)
Net Expenses	618
Net Investment Income	15,328
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	108,845
Futures Contracts	383
Realized Net Gain (Loss)	109,228
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(128,268)
Futures Contracts	(273)
Change in Unrealized Appreciation (Depreciation)	(128,541)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,985)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $123,549,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

12

S&P 500 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,328	25,260
Realized Net Gain (Loss)	109,228	15,623
Change in Unrealized Appreciation (Depreciation)	(128,541)	(18,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,985)	22,740
Distributions[1]
ETF Shares	(12,872)	(22,989)
Institutional Shares	(1,172)	(2,133)
Total Distributions	(14,044)	(25,122)
Capital Share Transactions
ETF Shares	148,457	112,784
Institutional Shares	824	5,791
Net Increase (Decrease) from Capital Share Transactions	149,281	118,575
Total Increase (Decrease)	131,252	116,193
Net Assets
Beginning of Period	1,077,863	961,670
End of Period	1,209,115	1,077,86

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P 500 Value Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$111.46	$111.93	$101.33	$92.41	$83.75	$88.54
Investment Operations
Net Investment Income	1.471 [1]	2.694 [1]	2.558 [1]	2.422 [1]	2.125	1.932
Net Realized and Unrealized Gain (Loss) on Investments	(.896)	(.511)	10.535	8.726	8.605	(4.838)
Total from Investment Operations	.575	2.183	13.093	11.148	10.730	(2.906)
Distributions
Dividends from Net Investment Income	(1.375)	(2.653)	(2.493)	(2.228)	(2.070)	(1.884)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.375)	(2.653)	(2.493)	(2.228)	(2.070)	(1.884)
Net Asset Value, End of Period	$110.66	$111.46	$111.93	$101.33	$92.41	$83.75
Total Return	0.43%	2.05%	13.08%	12.19%	13.03%	-3.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,115	$984	$873	$768	$487	$274
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.48%	2.38%	2.46%	2.64%	2.37%
Portfolio Turnover Rate[2]	29%	28%	20%	16%	22%	23%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P 500 Value Index Fund

Financial Highlights

Institutional Shares

	Six Months					March 3,
	Ended					2015[1] to
For a Share Outstanding	February 29,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$244.40	$245.49	$222.23	$202.64	$183.75	$199.34
Investment Operations
Net Investment Income	3.255[2]	5.950[2]	6.077[2]	5.202[2]	4.765	2.352
Net Realized and Unrealized Gain (Loss) on Investments	(1.979)	(1.115)	22.813	19.393	18.875	(15.830)
Total from Investment Operations	1.276	4.835	28.890	24.595	23.640	(13.478)
Distributions
Dividends from Net Investment Income	(3.006)	(5.925)	(5.630)	(5.005)	(4.750)	(2.112)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.006)	(5.925)	(5.630)	(5.005)	(4.750)	(2.112)
Net Asset Value, End of Period	$242.67	$244.40	$245.49	$222.23	$202.64	$183.75
Total Return	0.44%	2.07%	13.18%	12.27%	13.09%	-6.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94	$94	$89	$4	$7	$11
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.45%	2.50%	2.45%	2.53%	2.71%	2.44%[3]
Portfolio Turnover Rate[4]	29%	28%	20%	16%	22%	23%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception

2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P 500 Value Index Fund

Notes to Financial Statements

Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

16

S&P 500 Value Index Fund

3.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

17

S&P 500 Value Index Fund

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $58,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

18

S&P 500 Value Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,206,136	—	—	1,206,136
Temporary Cash Investments	324	185	—	509
Total	1,206,460	185	—	1,206,645
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	6	—	—	6

1 Represents variation margin on the last day of the reporting period.

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,250,882
Gross Unrealized Appreciation	72,641
Gross Unrealized Depreciation	(117,147)
Net Unrealized Appreciation (Depreciation)	(44,506)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $59,693,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended February 29, 2020, the fund purchased $849,852,000 of investment securities and sold $699,826,000 of investment securities, other than temporary cash investments. Purchases and sales include $480,889,000 and $351,889,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $235,088,000 and $221,171,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

19

S&P 500 Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	504,709	4,100	429,712	4,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(356,252)	(2,850)	(316,928)	(3,125)
Net Increase (Decrease)—ETF Shares	148,457	1,250	112,784	1,025
Institutional Shares
Issued	5,651	21	10,110	43
Issued in Lieu of Cash Distributions	941	4	1,835	8
Redeemed	(5,768)	(22)	(6,154)	(26)
Net Increase (Decrease)—Institutional Shares	824	3	5,791	25

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

20

S&P 500 Growth Index Fund

Sector Diversification

As of February 29, 2020

Communication Services	13.2%
Consumer Discretionary	13.6
Consumer Staples	5.0
Energy	1.0
Financials	5.2
Health Care	10.1
Industrials	8.1
Information Technology	37.9
Materials	2.3
Real Estate	2.8
Utilities	0.8

The table reflects the fund’s investments, except for short -term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

21

S&P 500 Growth Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)
Communication Services (13.1%)
*	Facebook Inc.	548,097	105,492
*	Alphabet Inc. Class A	68,229	91,376
*	Alphabet Inc. Class C	68,085	91,188
*	Netflix Inc.	99,814	36,834
	Walt Disney Co.	250,410	29,461
	Comcast Corp.	578,964	23,408
*	Charter Communications Inc.	35,707	17,610
*	Electronic Arts Inc.	35,267	3,575
*	Take-Two Interactive Software Inc.	25,809	2,774
*	Live Nation Entertainment Inc.	21,520	1,308
*	T-Mobile US Inc.	48	4
			403,030
Consumer Discretionary (13.6%)
*	Amazon.com Inc.	94,852	178,677
	Home Depot Inc.	176,398	38,427
	Starbucks Corp.	268,992	21,097
	NIKE Inc.	190,101	16,991
	TJX Cos. Inc.	276,202	16,517
*	Booking Holdings Inc.	9,533	16,165
	McDonald’s Corp.	75,469	14,654
	Lowe’s Cos. Inc.	115,214	12,278
	Ross Stores Inc.	82,395	8,963
	Dollar General Corp.	57,988	8,716
	Marriott International Inc.	61,808	7,664
	Target Corp.	73,872	7,609
*	O’Reilly Automotive Inc.	17,228	6,352
	Hilton Worldwide Holdings Inc.	64,269	6,247
	Yum! Brands Inc.	68,883	6,148
	eBay Inc.	174,158	6,033
*	AutoZone Inc.	5,424	5,600
*	Chipotle Mexican Grill Inc.	5,828	4,508
	DR Horton Inc.	76,410	4,070
	Tiffany & Co.	24,566	3,282
*	CarMax Inc.	37,433	3,268
	Garmin Ltd.	32,913	2,909
*	NVR Inc.	791	2,901
	VF Corp.	39,563	2,849
	Las Vegas Sands Corp.	43,797	2,554
	Wynn Resorts Ltd.	21,976	2,373
	PulteGroup Inc.	57,972	2,330
*	Ulta Beauty Inc.	7,152	1,839
	MGM Resorts International	71,488	1,756
	Darden Restaurants Inc.	12,833	1,251
	Tractor Supply Co.	13,211	1,169
*	LKQ Corp.	36,142	1,069
	Leggett & Platt Inc.	19,706	782
	Aptiv plc	96	8
	Hanesbrands Inc.	98	1
*	Under Armour Inc. Class A	74	1
*	Under Armour Inc. Class C	78	1
			417,059
Consumer Staples (5.0%)
	Procter & Gamble Co.	329,433	37,302
	PepsiCo Inc.	152,431	20,125
	Coca-Cola Co.	351,284	18,790
	Costco Wholesale Corp.	59,361	16,689
	Philip Morris International Inc.	155,912	12,765
	Estee Lauder Cos. Inc. Class A	50,687	9,306
	Altria Group Inc.	165,919	6,698
	Colgate-Palmolive Co.	87,777	5,931
	Kimberly-Clark Corp.	38,276	5,021
*	Monster Beverage Corp.	58,296	3,638
	Sysco Corp.	52,281	3,485
	Hershey Co.	22,656	3,262
	Brown-Forman Corp.	41,554	2,552
	Tyson Foods Inc.	32,245	2,187
	McCormick & Co. Inc.	14,375	2,102
	Church & Dwight Co. Inc.	30,221	2,101
	Lamb Weston Holdings Inc.	18,276	1,588
	Campbell Soup Co.	16,862	761
	Coty Inc.	31,514	291
			154,594

22

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
Energy (1.0%)
	ConocoPhillips	249,814	12,096
	EOG Resources Inc.	66,202	4,188
	Phillips 66	50,589	3,787
	Hess Corp.	58,977	3,313
	Pioneer Natural Resources Co.	23,355	2,867
	Apache Corp.	53,116	1,324
	Cabot Oil & Gas Corp.	58,452	814
	National Oilwell Varco Inc.	27,131	508
	Cimarex Energy Co.	12,504	413
	ONEOK Inc.	144	10
	Marathon Oil Corp.	492	4
	Devon Energy Corp.	246	4
	HollyFrontier Corp.	92	3
			29,331
Financials (5.2%)
	JPMorgan Chase & Co.	342,307	39,745
	S&P Global Inc.	55,659	14,800
	American Express Co.	91,678	10,078
	Moody’s Corp.	36,976	8,875
	CME Group Inc.	41,619	8,275
	Charles Schwab Corp.	190,054	7,745
	Marsh & McLennan Cos. Inc.	70,103	7,330
	Aon plc	33,586	6,986
	BlackRock Inc.	13,693	6,340
	Intercontinental Exchange Inc.	69,715	6,220
	Progressive Corp.	81,205	5,941
	MSCI Inc.	19,291	5,699
	T. Rowe Price Group Inc.	39,363	4,645
	Synchrony Financial	128,561	3,741
	Discover Financial Services	44,210	2,899
	Cboe Global Markets Inc.	25,277	2,882
	MarketAxess Holdings Inc.	8,633	2,800
	Willis Towers Watson plc	14,035	2,656
	Ameriprise Financial Inc.	18,713	2,644
	Arthur J Gallagher & Co.	21,645	2,110
	First Republic Bank	18,820	1,893
*	SVB Financial Group	7,513	1,564
	Cincinnati Financial Corp.	15,908	1,483
	Nasdaq Inc.	12,291	1,260
	US Bancorp	728	34
*	Berkshire Hathaway Inc.	32	7
	Northern Trust Corp.	70	6
	E*TRADE Financial Corp.	82	4
	Globe Life Inc.	28	3
			158,665
Health Care (10.1%)
	Johnson & Johnson	251,761	33,857
	Thermo Fisher Scientific Inc.	91,334	26,560
	Merck & Co. Inc.	318,928	24,417
	Abbott Laboratories	233,471	17,984
	Bristol-Myers Squibb Co.	293,652	17,343
	Amgen Inc.	79,848	15,948
	AbbVie Inc.	178,516	15,301
	Zoetis Inc.	108,490	14,454
*	Intuitive Surgical Inc.	26,325	14,056
	Danaher Corp.	93,185	13,473
	Eli Lilly & Co.	105,835	13,349
*	Vertex Pharmaceuticals Inc.	58,572	13,122
*	Edwards Lifesciences Corp.	47,504	9,731
	Stryker Corp.	48,403	9,225
*	Boston Scientific Corp.	187,298	7,003
*	Regeneron Pharmaceuticals Inc.	12,191	5,420
*	Illumina Inc.	20,086	5,336
	ResMed Inc.	32,756	5,207
*	IDEXX Laboratories Inc.	19,535	4,972
	Baxter International Inc.	52,341	4,369
*	IQVIA Holdings Inc.	28,367	3,957
*	Align Technology Inc.	16,347	3,569
	Teleflex Inc.	10,545	3,533
	Cerner Corp.	45,013	3,118
	Agilent Technologies Inc.	40,199	3,098
*	Incyte Corp.	40,683	3,068
*	Alexion Pharmaceuticals Inc.	29,218	2,747
*	Mettler-Toledo International Inc.	3,497	2,454
	Cooper Cos. Inc.	6,431	2,087
*	Waters Corp.	9,080	1,770
	STERIS plc	10,434	1,655
*	Hologic Inc.	32,942	1,552
*	Varian Medical Systems Inc.	11,382	1,400
	Dentsply Sirona Inc.	26,866	1,323
	PerkinElmer Inc.	14,411	1,246
*	ABIOMED Inc.	5,863	881
*	DaVita Inc.	56	4
			308,589
Industrials (8.0%)
	Lockheed Martin Corp.	56,539	20,912
	Union Pacific Corp.	98,023	15,665
	Boeing Co.	53,580	14,740
	United Technologies Corp.	97,923	12,788
	Honeywell International Inc.	74,833	12,136

23

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Northrop Grumman Corp.	35,695	11,738
	L3Harris Technologies Inc.	50,347	9,955
	Caterpillar Inc.	74,247	9,225
	Roper Technologies Inc.	23,694	8,333
	Raytheon Co.	38,056	7,176
	Illinois Tool Works Inc.	40,625	6,816
	Deere & Co.	42,302	6,619
	United Parcel Service Inc.	71,811	6,498
	TransDigm Group Inc.	11,341	6,326
	CSX Corp.	88,536	6,237
	Norfolk Southern Corp.	32,039	5,842
	Waste Management Inc.	51,556	5,713
	PACCAR Inc.	78,743	5,268
	Cintas Corp.	19,098	5,094
	Emerson Electric Co.	74,841	4,798
	IHS Markit Ltd.	66,635	4,747
	AMETEK Inc.	52,062	4,477
	Ingersoll-Rand plc	33,847	4,368
	Verisk Analytics Inc.	25,768	3,997
*	Copart Inc.	46,566	3,934
	Kansas City Southern	22,571	3,401
	Cummins Inc.	21,941	3,320
	Fastenal Co.	91,416	3,128
	Parker-Hannifin Corp.	16,069	2,969
	Old Dominion Freight Line Inc.	14,559	2,822
	Rockwell Automation Inc.	15,010	2,754
	Masco Corp.	64,695	2,673
	Allegion plc	21,178	2,435
	Equifax Inc.	16,515	2,346
*	United Rentals Inc.	17,125	2,269
	Dover Corp.	19,497	2,003
	Republic Services Inc.	22,063	1,991
	Fortune Brands Home & Security Inc.	31,683	1,957
	Xylem Inc.	24,214	1,873
	IDEX Corp.	9,871	1,461
	Expeditors International of Washington Inc.	20,183	1,421
	Arconic Inc.	44,211	1,298
	Huntington Ingalls Industries Inc.	5,494	1,129
	JB Hunt Transport Services Inc.	11,449	1,104
	Rollins Inc.	14,936	559
	Quanta Services Inc.	14,530	554
	Eaton Corp. plc	124	11
	FedEx Corp.	66	9
	3M Co.	62	9
	WW Grainger Inc.	28	8
	Westinghouse Air Brake Technologies Corp.	52	4
	Robert Half International Inc.	34	2
	Flowserve Corp.	42	2
			246,914
Information Technology (37.8%)
	Microsoft Corp.	1,737,543	281,499
	Apple Inc.	951,273	260,040
	Visa Inc.	389,883	70,865
	Mastercard Inc.	202,188	58,685
*	Adobe Inc.	110,252	38,050
	NVIDIA Corp.	139,394	37,646
*	salesforce.com Inc.	202,022	34,425
	Intel Corp.	564,720	31,353
*	PayPal Holdings Inc.	267,424	28,879
	Broadcom Inc.	90,342	24,629
	QUALCOMM Inc.	260,069	20,363
	Accenture plc Class A	91,113	16,454
	Intuit Inc.	59,283	15,760
	Texas Instruments Inc.	131,997	15,066
	Oracle Corp.	296,035	14,642
*	Fiserv Inc.	130,071	14,225
*	ServiceNow Inc.	42,954	14,007
*	Micron Technology Inc.	252,133	13,252
	Applied Materials Inc.	210,402	12,229
*	Advanced Micro Devices Inc.	266,314	12,112
	Lam Research Corp.	33,048	9,697
*	Autodesk Inc.	50,114	9,566
	Automatic Data Processing Inc.	61,122	9,458
	Analog Devices Inc.	83,878	9,147
	Motorola Solutions Inc.	39,014	6,464
	Amphenol Corp. Class A	67,489	6,187
	Global Payments Inc.	33,578	6,177
	KLA Corp.	35,953	5,526
*	FleetCor Technologies Inc.	19,774	5,256
	Microchip Technology Inc.	54,442	4,939
*	Synopsys Inc.	34,251	4,724
*	ANSYS Inc.	19,492	4,721
*	Cadence Design Systems Inc.	63,848	4,223
*	Keysight Technologies Inc.	42,751	4,051
	Paychex Inc.	48,634	3,768
	CDW Corp.	32,743	3,740
*	Fortinet Inc.	32,360	3,303
	TE Connectivity Ltd.	38,111	3,158
*	Paycom Software Inc.	11,173	3,158
	Xilinx Inc.	35,515	2,965
*	Qorvo Inc.	26,431	2,659

24

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Gartner Inc.	20,356	2,634
*	Zebra Technologies Corp.	12,274	2,590
*	Arista Networks Inc.	12,344	2,384
*	VeriSign Inc.	12,487	2,369
*	Akamai Technologies Inc.	26,494	2,292
	Skyworks Solutions Inc.	22,466	2,251
	Western Union Co.	95,499	2,138
	Corning Inc.	82,281	1,963
	Broadridge Financial Solutions Inc.	18,279	1,908
	Leidos Holdings Inc.	15,180	1,558
	NortonLifeLock Inc.	80,946	1,540
	Seagate Technology plc	31,560	1,513
	Maxim Integrated Products Inc.	27,113	1,508
	Citrix Systems Inc.	13,624	1,409
	Jack Henry & Associates Inc.	9,088	1,379
	Xerox Holdings Corp.	42,388	1,365
	NetApp Inc.	23,949	1,119
	FLIR Systems Inc.	14,609	621
*	IPG Photonics Corp.	4,021	513
	Cisco Systems Inc.	350	14
	Fidelity National Information Services Inc.	53	7
*	F5 Networks Inc.	36	4
			1,160,147
Materials (2.3%)
	Linde plc	86,862	16,592
	Air Products & Chemicals Inc.	50,202	11,025
	Sherwin-Williams Co.	18,708	9,667
	Dow Inc.	168,856	6,823
	Ecolab Inc.	29,150	5,260
	Ball Corp.	52,941	3,730
	Vulcan Materials Co.	30,118	3,622
	Martin Marietta Materials Inc.	14,251	3,243
	PPG Industries Inc.	27,415	2,863
	FMC Corp.	29,523	2,749
	Celanese Corp.	27,525	2,580
	Freeport-McMoRan Inc.	181,393	1,807
	Avery Dennison Corp.	13,465	1,542
	Eastman Chemical Co.	46	3
	CF Industries Holdings Inc.	58	2
			71,508
Real Estate (2.8%)
	American Tower Corp.	100,892	22,882
	Equinix Inc.	19,424	11,126
	Prologis Inc.	95,783	8,072
	Crown Castle International Corp.	54,923	7,870
	SBA Communications Corp.	25,667	6,804
*	CBRE Group Inc.	76,218	4,279
	Simon Property Group Inc.	27,948	3,440
	Public Storage	15,048	3,147
	Realty Income Corp.	33,399	2,418
	Alexandria Real Estate Equities Inc.	15,008	2,279
	Essex Property Trust Inc.	7,520	2,131
	Boston Properties Inc.	14,393	1,856
	Extra Space Storage Inc.	17,061	1,712
	Healthpeak Properties Inc.	52,845	1,672
	Duke Realty Corp.	49,341	1,602
	Mid-America Apartment Communities Inc.	11,687	1,511
	UDR Inc.	31,097	1,399
	Federal Realty Investment Trust	6,718	781
	AvalonBay Communities Inc.	58	12
	Equity Residential	144	11
	Host Hotels & Resorts Inc.	210	3
			85,007
Utilities (0.8%)
	NextEra Energy Inc.	59,015	14,916
	Sempra Energy	28,893	4,039
	American Water Works Co. Inc.	20,581	2,545
	NRG Energy Inc.	57,154	1,898
			23,398
Total Common Stocks
(Cost $2,442,373)			3,058,242
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
1	Vanguard Market Liquidity Fund, 1.706%	47,257	4,727

25

S&P 500 Growth Index Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
2	United States Treasury Bill, 1.546%, 3/26/20	500	500
Total Temporary Cash Investments (Cost $5,226)			5,227
Total Investments (99.9%) (Cost $2,447,599)			3,063,469
Other Assets and Liabilities-Net (0.1%)			3,929
Net Assets (100%)			3,067,398

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $322,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	33	4,869	(343)
E-mini NASDAQ 100 Index	March 2020	25	4,227	(141)
				(484)

See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P 500 Growth Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,442,873)	3,058,742
Affiliated Issuers (Cost $4,726)	4,727
Total Investments in Securities	3,063,469
Investment in Vanguard	143
Receivables for Investment Securities Sold	283
Receivables for Accrued Income	3,769
Receivables for Capital Shares Issued	38
Variation Margin Receivable—Futures Contracts	25
Total Assets	3,067,727
Liabilities
Payables for Investment Securities Purchased	44
Payables for Capital Shares Redeemed	1
Payables to Vanguard	272
Variation Margin Payable—Futures Contracts	12
Total Liabilities	329
Net Assets	3,067,398

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,389,073
Total Distributable Earnings (Loss)	678,325
Net Assets	3,067,398

ETF Shares—Net Assets
Applicable to 18,475,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,060,386
Net Asset Value Per Share—ETF Shares	$165.65

Institutional Shares—Net Assets
Applicable to 18,609 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,012
Net Asset Value Per Share—Institutional Shares	$376.80

See accompanying Notes, which are an integral part of the Financial Statements.

27

S&P 500 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	22,185
Interest[1]	43
Securities Lending—Net	14
Total Income	22,242
Expenses
The Vanguard Group—Note B
Investment Advisory Services	228
Management and Administrative—ETF Shares	1,152
Management and Administrative—Institutional Shares	2
Marketing and Distribution—ETF Shares	77
Marketing and Distribution—Institutional Shares	—
Custodian Fees	12
Shareholders’ Reports—ETF Shares	55
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,527
Expenses Paid Indirectly	(12)
Net Expenses	1,515
Net Investment Income	20,727
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	158,808
Futures Contracts	554
Realized Net Gain (Loss)	159,362
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(98,082)
Futures Contracts	(510)
Change in Unrealized Appreciation (Depreciation)	(98,592)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,497

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $39,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $152,812,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

28

S&P 500 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,727	34,358
Realized Net Gain (Loss)	159,362	57,659
Change in Unrealized Appreciation (Depreciation)	(98,592)	(4,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,497	87,739
Distributions[1]
ETF Shares	(20,798)	(32,295)
Institutional Shares	(49)	(15)
Total Distributions	(20,847)	(32,310)
Capital Share Transactions
ETF Shares	245,067	372,536
Institutional Shares	294	6,862
Net Increase (Decrease) from Capital Share Transactions	245,361	379,398
Total Increase (Decrease)	306,011	434,827
Net Assets
Beginning of Period	2,761,387	2,326,560
End of Period	3,067,398	2,761,387

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

29

S&P 500 Growth Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$161.81	$158.27	$127.78	$109.12	$99.21	$96.99
Investment Operations
Net Investment Income	1.1661	2.1561	1.8331	1.8411	1.565	1.523
Net Realized and Unrealized Gain (Loss) on Investments	3.861	3.437	30.442	18.527	9.857	2.193
Total from Investment Operations	5.027	5.593	32.275	20.368	11.422	3.716
Distributions
Dividends from Net Investment Income	(1.187)	(2.053)	(1.785)	(1.708)	(1.512)	(1.496)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.187)	(2.053)	(1.785)	(1.708)	(1.512)	(1.496)
Net Asset Value, End of Period	$165.65	$161.81	$158.27	$127.78	$109.12	$99.21
Total Return	3.10%	3.60%	25.48%	18.85%	11.62%	3.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,060	$2,755	$2,327	$1,664	$1,031	$570
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.41%	1.29%	1.57%	1.59%	1.62%
Portfolio Turnover Rate[2]	24%	23%	18%	19%	20%	21%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

S&P 500 Growth Index Fund

Financial Highlights

Institutional Shares

	Six Months	April 5,	Oct. 17,
	Ended	2019[1] to	2018[1] to
	Feb. 29,	Aug. 31,	Dec. 13,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	2.686	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	8.792	7.713	(19.628)
Total from Investment Operations	11.478	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(2.718)	—	(.938)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.718)	—	(.938)
Net Asset Value, End of Period	$376.80	$368.04	$323.57
Total Return	3.12%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.35%	2.52%[3]	1.64%[3]
Portfolio Turnover Rate[4]	24%	23%[5]	23%[5]

The expense ratio and net investment income ratio for the current period have been annualized.

1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per-share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

31

S&P 500 Growth Index Fund

Notes to Financial Statements

Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

32

S&P 500 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

33

S&P 500 Growth Index Fund

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $143,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $12,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

34

S&P 500 Growth Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,058,242	—	—	3,058,242
Temporary Cash Investments	4,727	500	—	5,227
Total	3,062,969	500	—	3,063,469
Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
Liabilities
Futures Contracts[1]	12	—	—	12

1 Represents variation margin on the last day of the reporting period.

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,447,600
Gross Unrealized Appreciation	704,175
Gross Unrealized Depreciation	(88,790)
Net Unrealized Appreciation (Depreciation)	615,385

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $104,199,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended February 29, 2020, the fund purchased $1,474,672,000 of investment securities and sold $1,233,921,000 of investment securities, other than temporary cash investments. Purchases and sales include $718,939,000 and $508,856,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $520,296,000 and $508,898,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

35

S&P 500 Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	759,295	4,425	790,253	5,350
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(514,228)	(2,975)	(417,717)	(3,025)
Net Increase (Decrease)—ETF Shares	245,067	1,450	372,536	2,325
Institutional Shares[1]
Issued	320	1	11,977	34
Issued in Lieu of Cash Distributions	1	—	15	—
Redeemed	(27)	—	(5,130)	(16)
Net Increase (Decrease)—Institutional Shares	294	1	6,862	18

1 The table shown for the year ended August 31, 2019, reflects all Institutional transactions beginning October 17, 2018.

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

36

The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P 500 VALUE INDEX FUND AND VANGUARD S&P 500 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

37

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q18402 042020

Semiannual Report | February 29, 2020 Vanguard S&P Small-Cap 600 Index Funds

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

S&P Small-Cap 600 Index Fund	3

S&P Small-Cap 600 Value Index Fund.	23

S&P Small-Cap 600 Growth Index Fund	41

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$970.43	$0.49
Institutional Shares	1,000.00	970.62	0.39
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$957.24	$0.73
Institutional Shares	1,000.00	957.52	0.39
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$981.28	$0.79
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.07	$0.81

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.16% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

S&P Small-Cap 600 Index Fund

Sector Diversification

As of February 29, 2020

Communication Services	2.4%
Consumer Discretionary	13.5
Consumer Staples	3.2
Energy	3.1
Financials	17.9
Health Care	12.3
Industrials	18.0
Information Technology	14.1
Materials	4.5
Other	0.0
Real Estate	8.7
Utilities	2.3

The table reflects the fund’s investments, except for short -term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)
Communication Services (2.4%)
	Cogent Communications
	Holdings Inc.	131,574	9,606
*	Iridium Communications
	Inc.	306,996	8,310
	Shenandoah
	Telecommunications Co.	148,203	6,585
*	Vonage Holdings Corp.	720,065	6,452
	Scholastic Corp.	97,107	3,116
*	Glu Mobile Inc.	363,646	2,589
*	Cincinnati Bell Inc.	158,616	2,070
	EW Scripps Co.	171,468	2,040
	Marcus Corp.	72,438	1,936
*	QuinStreet Inc.	145,470	1,874
	ATN International Inc.	34,511	1,860
*	TechTarget Inc.	72,429	1,675
*	Gannett Co. Inc.	390,650	1,641
	Consolidated
	Communications
	Holdings Inc.	228,380	1,421
	Spok Holdings Inc.	56,271	560
			51,735

Consumer Discretionary (13.4%)
*	TopBuild Corp.	107,308	10,838
	Strategic Education Inc.	69,431	10,233
	Lithia Motors Inc. Class A	71,622	8,534
	Steven Madden Ltd.	244,272	7,988
	Wingstop Inc.	93,190	7,870
*	Fox Factory Holding Corp.	121,637	7,712
	LCI Industries	79,014	7,629
*	Stamps.com Inc.	51,332	7,243
*	Meritage Homes Corp.	113,949	7,231
	Wolverine World Wide
	Inc.	255,541	6,718
	MDC Holdings Inc.	158,319	6,228
	Monro Inc.	105,032	5,894
*,^	Shake Shack Inc.	98,141	5,833
*	Crocs Inc.	217,150	5,683
*	Dorman Products Inc.	92,160	5,589
	Winnebago Industries Inc.	106,541	5,528
*	Cavco Industries Inc.	27,169	5,481
*	Asbury Automotive
	Group Inc.	61,209	5,426
	Callaway Golf Co.	296,261	5,031
	Kontoor Brands Inc.	147,504	4,977
	Bloomin’ Brands Inc.	274,771	4,943
*	LGI Homes Inc.	62,961	4,744
	Group 1 Automotive Inc.	55,377	4,720
*	Installed Building
	Products Inc.	67,516	4,459
	Dine Brands Global Inc.	52,955	4,334
*,^	iRobot Corp.	89,319	4,286
*	Gentherm Inc.	103,211	4,209
	La-Z-Boy Inc.	146,728	4,204
	Office Depot Inc.	1,725,035	4,054
	Cooper Tire & Rubber Co.	158,614	4,043
*	Sleep Number Corp.	90,123	3,970
	Signet Jewelers Ltd.	165,217	3,853
*	Perdoceo Education
	Corp.	221,986	3,314
	Core-Mark Holding Co.
	Inc.	143,904	3,311
	Rent-A-Center Inc.	155,411	3,309
*	M/I Homes Inc.	88,870	3,309
	Oxford Industries Inc.	54,133	3,269
	Dave & Buster’s
	Entertainment Inc.	97,306	3,212
*	G-III Apparel Group Ltd.	135,723	3,035
*	Century Communities
	Inc.	89,664	2,989
	Children’s Place Inc.	49,293	2,839
	Standard Motor Products
	Inc.	64,020	2,817
*	Boot Barn Holdings Inc.	90,100	2,763
	Abercrombie & Fitch Co.	198,293	2,604
	Sturm Ruger & Co. Inc.	52,826	2,538
	Designer Brands Inc.
	Class A	173,386	2,342
*	Shutterstock Inc.	60,258	2,322
*	American Axle &
	Manufacturing
	Holdings Inc.	355,986	2,253
	Guess? Inc.	135,186	2,190

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	Sonic Automotive Inc.	76,335	2,137
	Buckle Inc.	90,195	2,041
*	America’s Car-Mart Inc.	19,495	2,004
	BJ’s Restaurants Inc.	60,434	1,991
	Big Lots Inc.	123,290	1,949
*	Universal Electronics Inc.	43,857	1,852
*	Monarch Casino & Resort
	Inc.	37,768	1,786
*	Zumiez Inc.	64,279	1,705
^	PetMed Express Inc.	64,032	1,690
*	Garrett Motion Inc.	235,100	1,632
	Ruth’s Hospitality Group
	Inc.	84,991	1,626
*	Genesco Inc.	44,897	1,545
	Chico’s FAS Inc.	377,092	1,512
	Caleres Inc.	129,628	1,495
*	Vista Outdoor Inc.	183,991	1,352
*	MarineMax Inc.	68,261	1,156
*	Red Robin Gourmet
	Burgers Inc.	40,919	1,125
*	Chuy’s Holdings Inc.	51,977	1,114
	Cato Corp. Class A	68,889	1,114
*	Hibbett Sports Inc.	55,869	1,091
*	American Public Education
	Inc.	48,677	1,084
*	Michaels Cos. Inc.	239,155	1,026
	Ethan Allen Interiors Inc.	77,618	1,025
*	Motorcar Parts of America
	Inc.	59,684	999
*	Unifi Inc.	46,037	984
*	Regis Corp.	76,737	979
	Haverty Furniture Cos. Inc.	57,020	959
*	Cooper-Standard Holdings
	Inc.	53,322	921
*,^	Lumber Liquidators
	Holdings Inc.	89,357	876
	Shoe Carnival Inc.	28,431	850
*	El Pollo Loco Holdings Inc.	61,959	799
*	Express Inc.	214,113	792
	Movado Group Inc.	51,562	758
^	GameStop Corp. Class A	206,531	744
*	Fossil Group Inc.	146,368	672
*	Fiesta Restaurant Group
	Inc.	68,867	665
*,^	JC Penney Co. Inc.	951,783	657
*	Vera Bradley Inc.	73,270	605
^	Tailored Brands Inc.	160,198	524
*	Conn’s Inc.	60,676	495
	Tupperware Brands Corp.	154,149	439
*	Barnes & Noble Education
	Inc.	120,728	400
*	Liquidity Services Inc.	83,788	328
*	Taylor Morrison Home
	Corp.	1	—
			287,399
Consumer Staples (3.2%)
	J&J Snack Foods Corp.	47,126	7,579
	WD-40 Co.	43,261	7,462
	Vector Group Ltd.	365,168	4,243
	PriceSmart Inc.	70,687	3,937
	Universal Corp.	78,311	3,865
	Calavo Growers Inc.	51,653	3,742
	Inter Parfums Inc.	55,614	3,340
	Cal-Maine Foods Inc.	95,654	3,337
*	Central Garden & Pet Co.
	Class A	126,681	3,206
	Medifast Inc.	36,639	3,045
^	B&G Foods Inc.	202,557	2,998
	Coca-Cola Consolidated
	Inc.	14,648	2,877
*	USANA Health Sciences
	Inc.	39,769	2,629
	Fresh Del Monte
	Produce Inc.	95,820	2,627
*	Chefs’ Warehouse Inc.	79,994	2,449
	John B Sanfilippo & Son
	Inc.	27,679	1,943
	Andersons Inc.	102,749	1,888
*,^	National Beverage Corp.	36,795	1,556
	SpartanNash Co.	115,842	1,440
	MGP Ingredients Inc.	41,897	1,205
*	United Natural Foods Inc.	166,913	1,080
*	Central Garden & Pet Co.	30,964	829
*	Seneca Foods Corp.	21,821	758
			68,035
Energy (3.0%)
*	PDC Energy Inc.	306,371	5,830
*	Dril-Quip Inc.	114,091	4,064
*	Oceaneering
	International Inc.	312,143	3,290
*	Renewable Energy
	Group Inc.	123,296	3,261
*	Helix Energy Solutions
	Group Inc.	448,409	3,009
	Archrock Inc.	405,675	2,860
*	Callon Petroleum Co.	1,238,875	2,812
*	Southwestern Energy
	Co.	1,718,297	2,440
*,^	Valaris plc Class A	627,244	2,315
*	ProPetro Holding Corp.	261,160	2,288
	SM Energy Co.	336,879	2,213
*	SEACOR Holdings Inc.	55,461	2,069
*	Par Pacific Holdings Inc.	116,956	1,940
	Nabors Industries Ltd.	1,072,233	1,887
^	Range Resources Corp.	655,756	1,816
	QEP Resources Inc.	755,238	1,699
	DMC Global Inc	46,430	1,674
*	Oil States International
	Inc.	190,088	1,504
*	Oasis Petroleum Inc.	909,076	1,486

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	Green Plains Inc.	105,969	1,271
*	REX American Resources
	Corp.	17,820	1,248
*	Denbury Resources Inc.	1,553,412	1,169
	US Silica Holdings Inc.	233,136	1,070
*	Matrix Service Co.	85,613	1,034
*	Dorian LPG Ltd.	91,219	1,014
*	Newpark Resources Inc.	283,759	996
*	Bonanza Creek Energy
	Inc.	58,499	953
*	Talos Energy Inc.	63,413	900
*	Penn Virginia Corp.	42,325	673
*,^	Diamond Offshore
	Drilling Inc.	202,404	617
*	Laredo Petroleum Inc.	563,584	609
*	Era Group Inc.	62,015	608
*	Noble Corp. plc	786,829	552
	RPC Inc.	160,166	551
*,^	Whiting Petroleum Corp.	288,180	533
*	Geospace Technologies
	Corp.	42,895	529
*	TETRA Technologies Inc.	395,749	499
*	CONSOL Energy Inc.	81,639	465
*	Exterran Corp.	89,892	458
*	Gulfport Energy Corp.	457,516	375
*	Ring Energy Inc.	185,841	262
*	HighPoint Resources
	Corp.	343,468	234
*	KLX Energy Services
	Holdings Inc.	67,262	163
			65,240
Financials (17.8%)
	Glacier Bancorp Inc.	270,439	10,085
	Community Bank System
	Inc.	163,047	9,915
	Old National Bancorp	537,936	8,478
	Invesco Mortgage
	Capital Inc.	506,841	8,150
	Kinsale Capital Group Inc.	65,082	7,906
	CVB Financial Corp.	421,171	7,808
	Simmons First National
	Corp.	359,739	7,691
	Columbia Banking
	System Inc.	227,695	7,559
*	eHealth Inc.	64,255	7,540
	Independent Bank Corp.	108,498	7,327
	Apollo Commercial Real
	Estate Finance Inc.	451,503	7,314
	American Equity
	Investment Life
	Holding Co.	288,251	7,287
	Ameris Bancorp	207,596	7,096
	New York Mortgage
	Trust Inc.	1,151,579	6,564
	PennyMac Mortgage
	Investment Trust	316,534	6,552
	First Financial Bancorp	313,878	6,466
	First Midwest Bancorp Inc.	347,394	6,305
	United Community Banks
	Inc.	248,601	6,158
	Redwood Trust Inc.	358,164	6,117
	Walker & Dunlop Inc.	90,568	5,873
	Cadence BanCorp Class A	404,419	5,710
*	PRA Group Inc.	143,756	5,581
	First BanCorp	687,986	5,463
	Banner Corp.	117,819	5,377
*	Green Dot Corp.	150,027	5,125
	Horace Mann Educators
	Corp.	130,373	5,075
	ServisFirst Bancshares
	Inc.	145,191	5,016
*	NMI Holdings Inc.	214,821	5,014
	Westamerica
	Bancorporation	85,233	4,928
	Hope Bancorp Inc.	400,808	4,894
	Pacific Premier Bancorp
	Inc.	186,968	4,829
	Great Western Bancorp
	Inc.	178,047	4,784
	FGL Holdings	413,009	4,725
	NBT Bancorp Inc.	138,582	4,669
	ProAssurance Corp.	170,356	4,625
	Northwest Bancshares
	Inc.	317,815	4,414
*	Axos Financial Inc.	168,034	4,186
*	Seacoast Banking Corp.
	of Florida	162,308	4,041
	S&T Bancorp Inc.	121,498	3,994
	Eagle Bancorp Inc.	106,407	3,982
	AMERISAFE Inc.	60,891	3,968
	James River Group
	Holdings Ltd.	95,943	3,877
	Employers Holdings Inc.	100,386	3,869
	Provident Financial
	Services Inc.	189,748	3,791
	First Commonwealth
	Financial Corp.	310,011	3,658
	Safety Insurance Group
	Inc.	46,325	3,648
	City Holding Co.	51,742	3,618
	Veritex Holdings Inc.	149,665	3,602
	Meta Financial Group Inc.	109,073	3,583
	Piper Sandler Cos.	50,192	3,517
	Brookline Bancorp Inc.	251,889	3,494
	Flagstar Bancorp Inc.	108,926	3,473
	ARMOUR Residential
	REIT Inc.	184,956	3,344

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	Berkshire Hills Bancorp
	Inc.	136,008	3,320
*,^	Encore Capital Group Inc.	87,470	3,250
	Southside Bancshares Inc.	100,431	3,236
	Tompkins Financial Corp.	38,699	3,076
	Waddell & Reed Financial
	Inc.	222,507	3,062
	National Bank Holdings
	Corp.	98,454	3,012
	Granite Point Mortgage
	Trust Inc.	173,070	2,842
*	Ambac Financial Group
	Inc.	143,191	2,752
	OFG Bancorp	162,591	2,722
	Stewart Information
	Services Corp.	75,151	2,719
*	Blucora Inc.	154,479	2,688

	Heritage Financial Corp.	115,891	2,688
	United Fire Group Inc.	67,655	2,594
	Virtus Investment
	Partners Inc.	23,116	2,552
	Boston Private Financial
	Holdings Inc.	261,333	2,549
*	Triumph Bancorp Inc.	74,078	2,509
*	INTL. FCStone Inc.	51,329	2,338
*	Third Point Reinsurance
	Ltd.	251,968	2,248
^	Banc of California Inc.	142,891	2,191
	Preferred Bank	42,777	2,187
	Central Pacific Financial
	Corp.	90,126	2,156
	Capstead Mortgage Corp.	301,543	2,141
	TrustCo Bank Corp. NY	307,718	2,111
	HomeStreet Inc.	76,798	2,080
*	Enova International Inc.	107,367	2,064
	Allegiance Bancshares Inc.	60,369	2,002
	Universal Insurance
	Holdings Inc.	96,260	1,992
	Northfield Bancorp Inc.	136,739	1,932
*	Customers Bancorp Inc.	90,829	1,843
	Dime Community
	Bancshares Inc.	98,273	1,649
	Ready Capital Corp.	111,045	1,610
	Opus Bank	67,626	1,601
	Hanmi Financial Corp.	98,235	1,532
	WisdomTree Investments
	Inc.	369,929	1,502
	KKR Real Estate Finance
	Trust Inc.	75,773	1,488
	Franklin Financial Network
	Inc.	42,480	1,423
*	World Acceptance Corp.	17,396	1,359
	HCI Group Inc.	20,361	866
*	Donnelley Financial
	Solutions Inc.	98,633	858
*	EZCORP Inc.	166,507	799
	Greenhill & Co. Inc.	47,493	694
	United Insurance Holdings
	Corp.	64,451	606
			380,908
	Health Care (12.2%)
*	LHC Group Inc.	93,540	11,361
*	AMN Healthcare Services
	Inc.	147,514	10,857
*	Omnicell Inc.	132,536	10,798
*	Momenta
	Pharmaceuticals Inc.	358,570	10,144
*	Neogen Corp.	165,850	10,075
*	NeoGenomics Inc.	329,604	9,338
*	Integer Holdings Corp.	103,359	9,320
	CONMED Corp.	89,784	8,497
*	Select Medical Holdings
	Corp.	340,064	8,141
*	Emergent BioSolutions
	Inc.	138,549	8,130
*	Medpace Holdings Inc.	86,455	7,776
	Ensign Group Inc.	158,677	7,061
*	HMS Holdings Corp.	278,068	6,387
*	Merit Medical Systems
	Inc.	174,589	6,287
*	Pacira BioSciences Inc.	132,093	5,730
*	Xencor Inc.	156,191	5,075
*	BioTelemetry Inc.	107,580	4,596
	US Physical Therapy Inc.	40,274	4,197
*	Cardiovascular Systems
	Inc.	111,489	4,194
*	Myriad Genetics Inc.	235,495	4,149
*	Magellan Health Inc.	68,972	4,139
*	Corcept Therapeutics Inc.	324,737	4,098
*	REGENXBIO Inc.	99,380	3,975
*	Endo International plc	638,410	3,524
*	Tabula Rasa HealthCare
	Inc.	62,214	3,495
*	Covetrus Inc.	307,797	3,420
*	Addus HomeCare Corp.	42,964	3,277
	Luminex Corp.	131,648	3,260
	Mesa Laboratories Inc.	12,709	3,041
*	CryoLife Inc.	118,603	3,040
*	Tactile Systems
	Technology Inc.	60,048	3,027
*	Supernus
	Pharmaceuticals Inc.	165,645	2,980
*	Natus Medical Inc.	107,878	2,900
*	Innoviva Inc.	209,988	2,829
*	Varex Imaging Corp.	121,170	2,814
*	Hanger Inc.	118,131	2,725
*	RadNet Inc.	132,227	2,701

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Inogen Inc.	57,645	2,639
*	Cytokinetics Inc.	187,384	2,612
*	Enanta Pharmaceuticals
	Inc.	50,678	2,579
*	Pennant Group Inc.	83,126	2,259
*	Providence Service Corp.	36,228	2,238
*	Heska Corp.	22,332	2,132
*	Orthofix Medical Inc.	59,896	2,117
*	NextGen Healthcare Inc.	152,404	1,993
*	HealthStream Inc.	80,709	1,963
*	CorVel Corp.	28,201	1,944
*	Lantheus Holdings Inc.	124,639	1,938
*	Anika Therapeutics Inc.	45,056	1,882
*	Vanda Pharmaceuticals Inc.	169,670	1,871
*	Community Health
	Systems Inc.	373,682	1,842
*	Tivity Health Inc.	135,897	1,722
*	Amphastar
	Pharmaceuticals Inc.	108,128	1,664
	Phibro Animal Health Corp.	63,526	1,604
*	Surmodics Inc.	43,023	1,502
	LeMaitre Vascular Inc.	52,216	1,488
*	Eagle Pharmaceuticals Inc.	32,087	1,473
*	ANI Pharmaceuticals Inc.	29,461	1,414
*	AngioDynamics Inc.	118,073	1,357
	Owens & Minor Inc.	198,135	1,353
*	Progenics
	Pharmaceuticals Inc.	274,061	1,294
*	OraSure Technologies Inc.	193,271	1,165
*	Cutera Inc.	44,796	1,110
*	Cross Country Healthcare
	Inc.	115,530	1,095
*	Meridian Bioscience Inc.	134,086	1,071
	Computer Programs &
	Systems Inc.	39,735	1,064
*	Spectrum Pharmaceuticals
	Inc.	355,851	1,018
*	Lannett Co. Inc.	105,850	921
*	AMAG Pharmaceuticals
	Inc.	107,695	835
	Invacare Corp.	107,423	814
*	Akorn Inc.	291,067	338
*	Acorda Therapeutics Inc.	155,196	223
			261,892
Industrials (18.0%)
	Exponent Inc.	163,839	12,067
*	Aerojet Rocketdyne
	Holdings Inc.	228,825	11,276
	Simpson Manufacturing
	Co. Inc.	127,528	10,130
	John Bean Technologies
	Corp.	99,888	9,675
	Universal Forest Products
	Inc.	193,853	9,084
	UniFirst Corp.	48,384	8,990
	Watts Water Technologies
	Inc.	87,118	8,181
	Barnes Group Inc.	150,611	8,088
	Moog Inc.	101,770	7,848
	ESCO Technologies Inc.	82,021	7,457
	Brady Corp. Class A	157,464	7,454
*	Proto Labs Inc.	84,495	7,405
	SkyWest Inc.	159,563	7,244
	Applied Industrial
	Technologies Inc.	122,109	7,203
*	Saia Inc.	81,872	7,148
	AAON Inc.	128,569	7,073
	ABM Industries Inc.	210,204	6,920
	Arcosa Inc.	152,971	6,572
*	Chart Industries Inc.	112,996	6,432
	Franklin Electric Co. Inc.	121,756	6,294
	Albany International Corp.	96,912	6,209
	Korn Ferry	174,602	6,108
*	SPX Corp.	139,425	5,846
	Allegiant Travel Co.	41,654	5,646
	Federal Signal Corp.	191,267	5,547
	Hillenbrand Inc.	234,924	5,497
	Mobile Mini Inc.	139,590	5,443
	Cubic Corp.	98,867	5,382
*	Meritor Inc.	233,911	5,307
	Forward Air Corp.	88,954	5,249
*	Gibraltar Industries Inc.	102,197	5,178
	Mueller Industries Inc.	180,114	5,040
*	SPX FLOW Inc.	134,594	4,950
	Comfort Systems USA Inc.	116,178	4,905
	Kaman Corp.	88,140	4,888
*	Hub Group Inc.	105,659	4,885
*	Sunrun Inc.	246,540	4,768
	Matson Inc.	135,061	4,485
	Tennant Co.	57,613	4,122
*	American Woodmark Corp.	49,065	4,110
	Patrick Industries Inc.	70,767	3,739
*	Enerpac Tool Group Corp.
	Class A	169,888	3,630
	AAR Corp.	103,657	3,581
	EnPro Industries Inc.	65,545	3,536
*	AeroVironment Inc.	68,326	3,511
	US Ecology Inc.	80,742	3,396
	Alamo Group Inc.	30,616	3,391
	Lindsay Corp.	34,195	3,386
	Raven Industries Inc.	112,907	3,242
	Encore Wire Corp.	66,166	3,240
	Viad Corp.	64,089	3,217
	Hawaiian Holdings Inc.	147,862	3,087
*	GMS Inc.	133,352	3,047
	AZZ Inc.	82,567	3,046
	Triumph Group Inc.	158,047	3,003
	Granite Construction Inc.	147,489	2,997

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Harsco Corp.	247,609	2,969
	Matthews International Corp.	99,296	2,935
*	PGT Innovations Inc.	184,075	2,792
	Interface Inc.	185,023	2,699
	Astec Industries Inc.	71,406	2,681
	Heartland Express Inc.	147,930	2,649
	Apogee Enterprises Inc.	84,325	2,546
*	Vicor Corp.	58,060	2,511
	Standex International Corp.	39,537	2,508
	Greenbrier Cos. Inc.	102,792	2,491
	Marten Transport Ltd.	123,156	2,406
	Griffon Corp.	135,058	2,350
*	CIRCOR International Inc.	62,543	2,250
*	Atlas Air Worldwide
	Holdings Inc.	81,460	2,177
	Wabash National Corp.	170,688	1,874
*	TrueBlue Inc.	123,950	1,844
	Pitney Bowes Inc.	538,469	1,842
*	Aegion Corp.	96,955	1,746
	Quanex Building Products
	Corp.	103,900	1,746
	Kelly Services Inc.	104,516	1,736
	ArcBest Corp.	80,517	1,595
*	Echo Global Logistics Inc.	85,993	1,587
*	DXP Enterprises Inc.	50,502	1,434
	Heidrick & Struggles
	International Inc.	60,348	1,346
*	MYR Group Inc.	52,672	1,344
	National Presto Industries
	Inc.	15,850	1,245
*	Team Inc.	95,567	1,217
*	Forrester Research Inc.	33,497	1,208
	Resources Connection Inc.	95,830	1,201
	Insteel Industries Inc.	58,055	1,155
	Powell Industries Inc.	27,600	923
*	Foundation Building
	Materials Inc.	55,395	864
	Park Aerospace Corp.	61,517	856
*	Lydall Inc.	55,163	657
*	Veritiv Corp.	39,588	477
	RR Donnelley & Sons Co.	225,009	428
	Briggs & Stratton Corp.	133,663	424
	Titan International Inc.	159,716	355
			384,223
Information Technology (14.1%)
*	Viavi Solutions Inc.	726,890	9,588
*	Anixter International Inc.	95,017	9,265
*	Itron Inc.	111,381	8,447
*	Qualys Inc.	105,259	8,440
	Power Integrations Inc.	92,900	8,087
*	ExlService Holdings Inc.	107,629	8,034
	Brooks Automation Inc.	228,710	7,893
*	Advanced Energy
	Industries Inc.	121,253	7,212
*	Rogers Corp.	58,664	6,805
*	Fabrinet	116,826	6,439
	ManTech International
	Corp.	85,223	6,383
*	Insight Enterprises Inc.	113,016	6,226
*	Plexus Corp.	92,291	6,123
*	8x8 Inc.	316,382	5,853
*	Sanmina Corp.	221,419	5,821
*	SPS Commerce Inc.	109,940	5,783
*	Diodes Inc.	130,549	5,745
	EVERTEC Inc.	188,741	5,602
*	Alarm.com Holdings Inc.	115,014	5,549
	Badger Meter Inc.	91,871	5,532
*	FormFactor Inc.	239,698	5,362
*	Bottomline Technologies
	DE Inc.	120,673	5,343
	Progress Software Corp.	141,855	5,290
*	LivePerson Inc.	194,202	5,139
*	Rambus Inc.	352,886	4,933
	KEMET Corp.	183,212	4,778
*	Onto Innovation Inc.	155,295	4,747
	CSG Systems International
	Inc.	103,772	4,592
	Kulicke & Soffa Industries
	Inc.	200,867	4,586
*	Knowles Corp.	272,375	4,527
*	OSI Systems Inc.	53,956	4,385
*	Perficient Inc.	102,866	4,214
*	Virtusa Corp.	94,317	4,160
*	Cardtronics plc	114,490	4,153
*	TTM Technologies Inc.	309,332	4,018
	NIC Inc.	211,081	3,861
*	Sykes Enterprises Inc.	121,531	3,850
	Methode Electronics Inc.	116,923	3,585
*	MicroStrategy Inc.	26,006	3,515
*	3D Systems Corp.	373,884	3,425
*	ePlus Inc.	42,786	3,241
	Benchmark Electronics Inc.	118,691	3,226
*	MaxLinear Inc.	205,343	3,175
*	FARO Technologies Inc.	54,718	3,132
	TiVo Corp.	400,610	3,033
	CTS Corp.	103,232	2,691
	Xperi Corp.	155,702	2,677
	Cohu Inc.	130,730	2,676
*	Photronics Inc.	212,590	2,647
*	Ultra Clean Holdings Inc.	126,239	2,640
*	Unisys Corp.	163,355	2,537
*	Axcelis Technologies Inc.	102,030	2,448
*	ScanSource Inc.	80,340	2,284
	MTS Systems Corp.	56,551	2,270
	Comtech
	Telecommunications Corp.	77,138	2,161

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	TTEC Holdings Inc.	55,652	2,083
*	Agilysys Inc.	64,317	2,066
*	Veeco Instruments Inc.	154,069	2,063
*	Ichor Holdings Ltd.	71,014	2,054
*	CEVA Inc.	69,722	1,981
*	Extreme Networks Inc.	385,906	1,941
	Ebix Inc.	70,774	1,871
*	NETGEAR Inc.	94,997	1,793
*	Harmonic Inc.	285,948	1,756
*	OneSpan Inc.	103,023	1,701
*	Diebold Nixdorf Inc.	241,776	1,697
	PC Connection Inc.	35,100	1,427
	Plantronics Inc.	102,870	1,412
*	PDF Solutions Inc.	87,411	1,280
	ADTRAN Inc.	151,023	1,215
*	Digi International Inc.	89,197	1,181
*	SMART Global Holdings
	Inc.	41,440	1,112
*	CalAmp Corp.	106,317	1,023
*	DSP Group Inc.	72,480	986
*	Arlo Technologies Inc.	237,966	781
	Daktronics Inc.	118,829	585
*,^	Applied Optoelectronics
	Inc.	61,049	545
	Bel Fuse Inc.	31,724	363
			301,044
Materials (4.5%)
	Balchem Corp.	101,700	9,607
	Innospec Inc.	77,564	6,712
	Quaker Chemical Corp.	40,951	6,453
	HB Fuller Co.	161,209	6,324
	Stepan Co.	63,219	5,552
^	Cleveland-Cliffs Inc.	854,779	4,966
	Kaiser Aluminum Corp.	50,036	4,731
	Boise Cascade Co.	122,949	4,362
*	Livent Corp.	460,543	4,113
*	GCP Applied
	Technologies Inc.	169,787	3,306
	Schweitzer-Mauduit
	International Inc.	97,576	3,290
	Neenah Inc.	53,120	3,069
*	Ferro Corp.	260,270	3,024
	Materion Corp.	64,523	2,925
	Warrior Met Coal Inc.	162,028	2,871
	Trinseo SA	123,564	2,704
*	AK Steel Holding Corp.	1,002,127	2,315
	PH Glatfelter Co.	139,492	1,989
	Myers Industries Inc.	112,153	1,522
*	Koppers Holdings Inc.	65,219	1,426
*	Clearwater Paper Corp.	52,236	1,424
*	US Concrete Inc.	50,015	1,342
	Tredegar Corp.	77,957	1,330
*	AdvanSix Inc.	88,813	1,290
	American Vanguard Corp.	83,233	1,269
	SunCoke Energy Inc.	274,747	1,267
	Mercer International Inc.	126,787	1,123
	Hawkins Inc.	29,760	1,064
*	Kraton Corp.	99,877	1,011
	Haynes International Inc.	39,302	995
*	Century Aluminum Co.	157,164	912
	FutureFuel Corp.	82,251	836
*	TimkenSteel Corp.	124,416	631
	Rayonier Advanced
	Materials Inc.	160,244	393
	Olympic Steel Inc.	28,790	347
*	LSB Industries Inc.	66,030	129
			96,624
Other (0.0%)[1]
*,§	A Schulman Inc. CVR	71,146	31

Real Estate (8.7%)
	Agree Realty Corp.	144,069	10,347
	Lexington Realty Trust
	Class B	784,344	8,134
	Washington REIT	255,262	6,854
	Essential Properties
	Realty Trust Inc.	277,731	6,363
	National Storage Affiliates
	Trust	187,720	6,334
	Acadia Realty Trust	275,318	6,288
	American Assets Trust Inc.	151,545	6,281
	CareTrust REIT Inc.	300,937	6,281
	Four Corners Property
	Trust Inc.	217,029	6,227
	Uniti Group Inc.	611,502	5,968
	DiamondRock Hospitality
	Co.	633,218	5,775
	LTC Properties Inc.	125,729	5,636
	Easterly Government
	Properties Inc.	234,708	5,579
	Retail Opportunity
	Investments Corp.	366,691	5,500
	Xenia Hotels & Resorts
	Inc.	356,255	5,330
	Global Net Lease Inc.	283,408	5,229
^	Innovative Industrial
	Properties Inc.	53,960	4,961
	Office Properties Income
	Trust	151,950	4,426
	Universal Health Realty
	Income Trust	40,085	4,318
	Kite Realty Group Trust	264,590	4,273
	Industrial Logistics
	Properties Trust	205,535	4,246
	Alexander & Baldwin Inc.	214,713	4,037
	Independence Realty
	Trust Inc.	286,666	3,801
	iStar Inc.	236,511	3,578

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
^	Tanger Factory Outlet
	Centers Inc.	294,125	3,524
	Realogy Holdings Corp.	361,435	3,350
	RPT Realty	253,846	3,290
	NexPoint Residential Trust
	Inc.	71,229	3,170
	Summit Hotel Properties
	Inc.	333,592	3,092
	Getty Realty Corp.	108,067	3,063
	Armada Hoffler Properties
	Inc.	175,350	2,939
	Community Healthcare
	Trust Inc.	59,646	2,841
	Investors Real Estate Trust	36,775	2,591
	Franklin Street Properties
	Corp.	337,644	2,407
*	Marcus & Millichap Inc.	73,778	2,358
	Safehold Inc.	39,174	2,140
	Chatham Lodging Trust	148,421	2,069
*	St. Joe Co.	99,358	1,954
	Urstadt Biddle Properties
	Inc.	94,150	1,940
	RE/MAX Holdings Inc.	56,214	1,639
^	Washington Prime Group
	Inc.	588,693	1,619
	Whitestone REIT	129,258	1,589
	Saul Centers Inc.	36,879	1,586
	Hersha Hospitality Trust
	Class A	114,891	1,325
	Cedar Realty Trust Inc.	270,663	701
^	Pennsylvania REIT	189,611	447
^	CBL & Associates
	Properties Inc.	538,984	286
			185,686
Utilities (2.3%)
	Avista Corp.	210,477	9,924
	American States Water
	Co.	116,204	8,900
	El Paso Electric Co.	128,664	8,732
	South Jersey Industries
	Inc.	292,518	7,913
	California Water Service
	Group	152,039	7,292
	Northwest Natural
	Holding Co.	96,187	6,326
			49,087

Total Common Stocks
(Cost $2,358,230)			2,131,904
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.706%	394,239	39,436

		Face
		Amount
		($000
	U.S. Government and Agency Obligations (0.0%)
[4]	United States
	Treasury Bill,
	1.543%, 4/16/20	100	100
[4]	United States
	Treasury Bill,
	1.527%–1.541%,
	4/30/20	290	289
			389
	Total Temporary Cash Investments (Cost $39,816)		39,825
	Total Investments (101.4%) (Cost $2,398,046)		2,171,729
	Other Assets and Liabilities—
	Net (-1.4%)[3,4]		(30,953)
	Net Assets (100%)		2,140,776

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,488,000.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $35,597,000 was received for securities on loan.
4	Securities with a value of $389,000 and cash of $81,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	127	9,366	(998)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,358,620)	2,132,293
Affiliated Issuers (Cost $39,426)	39,436
Total Investments in Securities	2,171,729
Investment in Vanguard	105
Cash	3,661
Cash Collateral Pledged—Futures Contracts	81
Receivables for Investment Securities Sold	1,892
Receivables for Accrued Income	1,411
Receivables for Capital Shares Issued	1,041
Total Assets	2,179,920
Liabilities
Payables for Investment Securities Purchased	1,494
Collateral for Securities on Loan	35,597
Payables for Capital Shares Redeemed	1,799
Payables to Vanguard	179
Variation Margin Payable—Futures Contracts	75
Total Liabilities	39,144
Net Assets	2,140,776

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,319,800
Total Distributable Earnings (Loss)	(179,024)
Net Assets	2,140,776

ETF Shares—Net Assets
Applicable to 7,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	938,440
Net Asset Value Per Share—ETF Shares	$132.17

Institutional Shares—Net Assets
Applicable to 4,523,732 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,202,336
Net Asset Value Per Share—Institutional Shares	$265.78

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	15,238
Interest[1]	75
Securities Lending—Net	649
Total Income	15,962
Expenses
The Vanguard Group—Note B
Investment Advisory Services	178
Management and Administrative—ETF Shares	374
Management and Administrative—Institutional Shares	368
Marketing and Distribution—ETF Shares	35
Marketing and Distribution—Institutional Shares	29
Custodian Fees	50
Shareholders’ Reports—ETF Shares	24
Shareholders’ Reports—Institutional Shares	6
Trustees’ Fees and Expenses	1
Total Expenses	1,065
Expenses Paid Indirectly	(16)
Net Expenses	1,049
Net Investment Income	14,913
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	99,933
Futures Contracts	365
Realized Net Gain (Loss)	100,298
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(182,859)
Futures Contracts	(560)
Change in Unrealized Appreciation (Depreciation)	(183,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,208)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $71,000, $3,000, and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $117,194,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,913	28,781
Realized Net Gain (Loss)	100,298	119,205
Change in Unrealized Appreciation (Depreciation)	(183,419)	(465,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,208)	(317,154)
Distributions[1]
ETF Shares	(15,071)	(11,931)
Institutional Shares	(18,356)	(11,102)
Total Distributions	(33,427)	(23,033)
Capital Share Transactions
ETF Shares	(11,186)	62,679
Institutional Shares	76,534	328,261
Net Increase (Decrease) from Capital Share Transactions	65,348	390,940
Total Increase (Decrease)	(36,287)	50,753
Net Assets
Beginning of Period	2,177,063	2,126,310
End of Period	2,140,776	2,177,063

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$138.09	$164.67	$125.83	$112.23	$100.42	$99.81
Investment Operations
Net Investment Income	0.928[1]	1.941[1]	1.784[1]	1.573[1]	1.375[1]	1.204
Net Realized and Unrealized Gain (Loss)
on Investments	(4.762)	(26.858)	38.598	13.212	11.683	.497
Total from Investment Operations	(3.834)	(24.917)	40.382	14.785	13.058	1.701
Distributions
Dividends from Net Investment Income	(2.086)	(1.663)	(1.542)	(1.185)	(1.248)	(1.091)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.086)	(1.663)	(1.542)	(1.185)	(1.248)	(1.091)
Net Asset Value, End of Period	$132.17	$138.09	$164.67	$125.83	$112.23	$100.42
Total Return	-2.96%	-15.09%	32.32%	13.18%	13.17%	1.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$938	$991	$1,107	$683	$342	$206
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.36%	1.23%	1.27%	1.36%	1.27%
Portfolio Turnover Rate[2]	8%	9%	13%	22%	15%	11%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$277.68	$331.26	$252.98	$225.56	$201.83	$200.56
Investment Operations
Net Investment Income	1.873[1]	3.941[1]	3.769[1]	3.303[1]	2.925[1]	2.545
Net Realized and Unrealized Gain (Loss)
on Investments	(9.546)	(54.011)	77.632	26.605	23.454	1.019
Total from Investment Operations	(7.673)	(50.070)	81.401	29.908	26.379	3.564
Distributions
Dividends from Net Investment Income	(4.227)	(3.510)	(3.121)	(2.488)	(2.649)	(2.294)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.227)	(3.510)	(3.121)	(2.488)	(2.649)	(2.294)
Net Asset Value, End of Period	$265.78	$277.68	$331.26	$252.98	$225.56	$201.83
Total Return	-2.94%	-15.09%	32.39%	13.26%	13.22%	1.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,203	$1,186	$1,019	$672	$331	$238
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.38%	1.30%	1.34%	1.43%	1.34%
Portfolio Turnover Rate[2]	8%	9%	13%	22%	15%	11%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

S&P Small-Cap 600 Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $105,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01%of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P Small-Cap 600 Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,131,873	—	31	2,131,904
Temporary Cash Investments	39,436	389	—	39,825
Total	2,171,309	389	31	2,171,729
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	75	—	—	75

1 Represents variation margin on the last day of the reporting period.

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,398,888
Gross Unrealized Appreciation	223,215
Gross Unrealized Depreciation	(451,372)
Net Unrealized Appreciation (Depreciation)	(228,157)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $53,140,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended February 29, 2020, the fund purchased $573,220,000 of investment securities and sold $520,974,000 of investment securities, other than temporary cash investments. Purchases and sales include $225,919,000 and $340,342,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

S&P Small-Cap 600 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	367,248	2,500	569,862	4,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(378,434)	(2,575)	(507,183)	(3,550)
Net Increase (Decrease)—ETF Shares	(11,186)	(75)	62,679	450
Institutional Shares
Issued	151,934	507	485,086	1,747
Issued in Lieu of Cash Distributions	15,647	52	8,867	33
Redeemed	(91,047)	(307)	(165,692)	(584)
Net Increase (Decrease)—Institutional Shares	76,534	252	328,261	1,196

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund

Sector Diversification

As of February 29, 2020

Communication Services	2.4%
Consumer Discretionary	12.6
Consumer Staples	3.4
Energy	4.8
Financials	25.6
Health Care	10.3
Industrials	15.3
Information Technology	7.5
Materials	5.7
Other	0.0
Real Estate	10.2
Utilities	2.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)
Communication Services (2.4%)
*	Iridium Communications
	Inc.	62,927	1,704
*	Vonage Holdings Corp.	155,955	1,397
	Scholastic Corp.	38,400	1,232
	Shenandoah
	Telecommunications Co.	25,707	1,142
*	Cincinnati Bell Inc.	63,196	825
	Marcus Corp.	28,577	764
	ATN International Inc.	13,625	734
*	Gannett Co. Inc.	153,558	645
	Consolidated
	Communications
	Holdings Inc.	91,124	567
	EW Scripps Co.	36,056	429
	Spok Holdings Inc.	22,311	222
			9,661
Consumer Discretionary (12.5%)
	Wolverine World Wide Inc.	100,942	2,654
	Kontoor Brands Inc.	58,268	1,966
	Strategic Education Inc.	12,882	1,899
	Group 1 Automotive Inc.	21,848	1,862
	Office Depot Inc.	682,113	1,603
	Cooper Tire & Rubber Co.	62,635	1,597
	Signet Jewelers Ltd.	65,482	1,527
	Core-Mark Holding Co.
	Inc.	56,889	1,309
	Oxford Industries Inc.	21,273	1,285
*	Stamps.com Inc.	8,931	1,260
*	Meritage Homes Corp.	19,347	1,228
*	G-III Apparel Group Ltd.	53,728	1,201
	Children’s Place Inc.	19,444	1,120
	Standard Motor Products
	Inc.	25,224	1,110
*	Asbury Automotive Group
	Inc.	11,838	1,049
	Abercrombie & Fitch Co.	78,350	1,029
	Monro Inc.	18,281	1,026
*	Dorman Products Inc.	16,748	1,016
	Sturm Ruger & Co. Inc.	20,748	997
*,^	iRobot Corp.	19,762	948
	Designer Brands Inc.
	Class A	68,960	932
*	American Axle &
	Manufacturing Holdings
	Inc.	140,424	889
*	Gentherm Inc.	21,258	867
	Guess? Inc.	53,275	863
	La-Z-Boy Inc.	30,062	861
	Sonic Automotive Inc.	30,313	849
	BJ’s Restaurants Inc.	23,818	785
	Big Lots Inc.	48,552	768
*	Perdoceo Education Corp.	49,187	734
*	Garrett Motion Inc.	93,501	649
	Bloomin’ Brands Inc.	34,929	628
*	Century Communities Inc.	18,451	615
*	M/I Homes Inc.	16,504	614
*	Genesco Inc.	17,815	613
	Chico’s FAS Inc.	148,148	594
	Caleres Inc.	50,629	584
	Dave & Buster’s
	Entertainment Inc.	16,555	546
*	Vista Outdoor Inc.	71,606	526
*	MarineMax Inc.	26,569	450
*	Red Robin Gourmet
	Burgers Inc.	16,024	441
	Cato Corp. Class A	26,910	435
*	American Public Education
	Inc.	19,106	425
*	Michaels Cos. Inc.	95,191	408
	Ethan Allen Interiors Inc.	30,293	400
*	Motorcar Parts of America
	Inc.	23,475	393
*	Unifi Inc.	18,094	387
*	Regis Corp.	30,228	386
	Haverty Furniture Cos. Inc.	22,403	377
*	Cooper-Standard Holdings
	Inc.	20,885	361
*	Lumber Liquidators
	Holdings Inc.	35,551	348

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	Shoe Carnival Inc.	11,210	335
	PetMed Express Inc.	12,081	319
*	Express Inc.	83,296	308
	Movado Group Inc.	20,680	304
	Buckle Inc.	13,235	299
^	GameStop Corp. Class A	81,757	294
*	Monarch Casino & Resort
	Inc.	5,769	273
*	Fossil Group Inc.	58,167	267
*	Fiesta Restaurant Group
	Inc.	27,316	264
*,^	JC Penney Co. Inc.	372,455	257
*	Vera Bradley Inc.	29,042	240
	Ruth’s Hospitality Group
	Inc.	11,680	223
*	America’s Car-Mart Inc.	2,166	223
^	Tailored Brands Inc.	63,700	208
*	Hibbett Sports Inc.	10,342	202
*	Conn’s Inc.	23,621	192
	Tupperware Brands Corp.	61,359	175
*	Barnes & Noble Education
	Inc.	47,842	158
*	El Pollo Loco Holdings Inc.	11,288	146
*	Liquidity Services Inc.	16,551	65
			50,166
Consumer Staples (3.3%)
	Universal Corp.	30,996	1,530
	Cal-Maine Foods Inc.	37,785	1,318
*	Central Garden & Pet Co.
	Class A	50,095	1,268
^	B&G Foods Inc.	79,900	1,183
	Fresh Del Monte Produce
	Inc.	37,791	1,036
*	USANA Health Sciences
	Inc.	15,655	1,035
*	Chefs’ Warehouse Inc.	31,804	974
	PriceSmart Inc.	15,543	866
	Andersons Inc.	40,593	746
	Calavo Growers Inc.	8,992	651
	Vector Group Ltd.	51,645	600
	SpartanNash Co.	45,475	565
*	United Natural Foods Inc.	66,899	433
*	Central Garden & Pet Co.	12,266	328
*,^	National Beverage Corp.	7,539	319
*	Seneca Foods Corp.	8,472	294
	MGP Ingredients Inc.	9,284	267
			13,413
Energy (4.8%)
*	Dril-Quip Inc.	45,119	1,607
*	Oceaneering International
	Inc.	123,408	1,301
*	Renewable Energy Group
	Inc.	48,604	1,286
*	PDC Energy Inc.	59,281	1,128
	Archrock Inc.	159,001	1,121
*	Southwestern Energy Co.	676,285	960
*,^	Valaris plc Class A	246,914	911
*	ProPetro Holding Corp.	102,796	900
	SM Energy Co.	132,452	870
	Nabors Industries Ltd.	421,726	742
^	Range Resources Corp.	261,074	723
*	Oil States International Inc.	75,460	597
*	Oasis Petroleum Inc.	359,906	588
*	Callon Petroleum Co.	228,954	520
	Green Plains Inc.	42,402	508
*	Denbury Resources Inc.	616,782	464
	US Silica Holdings Inc.	91,877	422
*	Matrix Service Co.	33,992	411
*	Bonanza Creek Energy Inc.	23,114	377
*	SEACOR Holdings Inc.	10,078	376
	QEP Resources Inc.	157,756	355
*	Dorian LPG Ltd.	26,333	293
*	REX American Resources
	Corp.	3,625	254
*,^	Diamond Offshore Drilling
	Inc.	80,801	246
*	Era Group Inc.	24,906	244
*	Laredo Petroleum Inc.	225,830	244
	RPC Inc.	63,849	220
*	Noble Corp. plc	311,245	218
*,^	Whiting Petroleum Corp.	113,759	210
*	TETRA Technologies Inc.	155,441	196
*	Newpark Resources Inc.	54,822	192
*	CONSOL Energy Inc.	32,118	183
*	Exterran Corp.	35,442	181
*	Gulfport Energy Corp.	181,480	149
*	HighPoint Resources
	Corp.	136,830	93
*	KLX Energy Services
	Holdings Inc.	25,830	63
			19,153
Financials (25.4%)
	Old National Bancorp	212,012	3,341
	Invesco Mortgage Capital
	Inc.	200,503	3,224
	Simmons First National
	Corp.	142,169	3,040
	Columbia Banking System
	Inc.	89,960	2,987
	Apollo Commercial Real
	Estate Finance Inc.	177,976	2,883
	American Equity
	Investment Life Holding
	Co.	113,567	2,871
	New York Mortgage Trust
	Inc.	455,565	2,597
	First Financial Bancorp	123,960	2,554

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	First Midwest Bancorp Inc.	137,119	2,489
	Redwood Trust Inc.	140,537	2,400
	Cadence BanCorp Class A	159,723	2,255
	Banner Corp.	46,488	2,122
*	Green Dot Corp.	58,882	2,011
	Horace Mann Educators
	Corp.	51,385	2,000
	Hope Bancorp Inc.	157,967	1,929
	Pacific Premier Bancorp
	Inc.	74,036	1,912
	Great Western Bancorp
	Inc.	70,269	1,888
	FGL Holdings	163,123	1,866
	ProAssurance Corp.	66,964	1,818
	Northwest Bancshares Inc.	124,752	1,733
	Community Bank System
	Inc.	27,710	1,685
	Glacier Bancorp Inc.	43,818	1,634
	CVB Financial Corp.	86,327	1,601
	S&T Bancorp Inc.	48,231	1,585
	Eagle Bancorp Inc.	41,939	1,569
	Ameris Bancorp	45,039	1,539
	Employers Holdings Inc.	39,702	1,530
	Provident Financial
	Services Inc.	74,891	1,496
	Berkshire Hills Bancorp Inc.	53,551	1,307
*	Encore Capital Group Inc.	34,488	1,282
	Southside Bancshares Inc.	39,549	1,274
	Waddell & Reed Financial
	Inc.	87,542	1,205
*	PRA Group Inc.	29,987	1,164
	First BanCorp	143,649	1,141
*	Ambac Financial Group Inc.	56,831	1,092
	OFG Bancorp	64,058	1,072
	Stewart Information
	Services Corp.	29,554	1,069
	Heritage Financial Corp.	46,018	1,067
	United Fire Group Inc.	26,706	1,024
	Independent Bank Corp.	15,002	1,013
	Boston Private Financial
	Holdings Inc.	103,702	1,012
*	INTL. FCStone Inc.	20,336	926
	NBT Bancorp Inc.	26,765	902
	Westamerica
	Bancorporation	15,523	898
*	Third Point Reinsurance Ltd.	99,932	891
	Banc of California Inc.	55,826	856
	Capstead Mortgage Corp.	118,172	839
	ARMOUR Residential REIT
	Inc.	45,794	828
	HomeStreet Inc.	30,460	825
	AMERISAFE Inc.	12,518	816
	Allegiance Bancshares Inc.	23,888	792
	Universal Insurance Holdings Inc.	38,146	789
	Brookline Bancorp Inc.	55,757	773
	Safety Insurance Group
	Inc.	9,472	746
	United Community Banks
	Inc.	29,818	739
	Piper Sandler Cos.	10,529	738
*	Customers Bancorp Inc.	36,039	731
	Veritex Holdings Inc.	29,461	709
*	Seacoast Banking Corp.
	of Florida	27,604	687
	Dime Community
	Bancshares Inc.	38,415	645
	Opus Bank	27,068	641
	Ready Capital Corp.	44,027	638
	First Commonwealth
	Financial Corp.	54,048	638
	Hanmi Financial Corp.	39,454	616
	WisdomTree Investments
	KKR Real Estate Finance
	Trust Inc.	30,216	594
	Flagstar Bancorp Inc.	18,099	577
	City Holding Co.	8,117	568
*	Axos Financial Inc.	22,526	561
	Franklin Financial Network
	Inc.	16,584	555
	James River Group
	Holdings Ltd.	13,348	539
*	World Acceptance Corp.	6,888	538
	Tompkins Financial Corp.	6,687	532
*	Blucora Inc.	26,875	468
	Northfield Bancorp Inc.	28,577	404
	TrustCo Bank Corp. NY	57,616	395
	Central Pacific Financial
	Corp.	16,520	395
	HCI Group Inc.	8,094	344
*	Donnelley Financial
	Solutions Inc.	39,100	340
	National Bank Holdings
	Corp.	10,842	332
*	EZCORP Inc.	65,864	316
*	Triumph Bancorp Inc.	8,820	299
	United Insurance Holdings
	Corp.	26,081	245
	Greenhill & Co. Inc.	10,403	152
			101,694
Health Care (10.2%)
*	Integer Holdings Corp.	40,774	3,677
*	Merit Medical Systems Inc.	68,894	2,481
*	AMN Healthcare Services
	Inc.	26,825	1,974
*	Myriad Genetics Inc.	92,825	1,636

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Magellan Health Inc.	27,183	1,631
*	Omnicell Inc.	19,365	1,578
*	Momenta Pharmaceuticals
	Inc.	55,287	1,564
*	Select Medical Holdings
	Corp.	64,365	1,541
*	Neogen Corp.	23,549	1,431
*	Endo International plc	252,062	1,391
*	Covetrus Inc.	121,851	1,354
	Luminex Corp.	52,305	1,295
*	Emergent BioSolutions Inc.	21,357	1,253
*	HMS Holdings Corp.	49,476	1,136
	Ensign Group Inc.	24,419	1,087
*	Providence Service Corp.	14,297	883
*	Xencor Inc.	26,484	860
*	Tabula Rasa HealthCare
	Inc.	15,025	844
*	Pacira BioSciences Inc.	16,727	726
*	Tivity Health Inc.	53,733	681
	Phibro Animal Health Corp.	25,413	642
*	Tactile Systems
	Technology Inc.	10,926	551
*	CryoLife Inc.	21,067	540
*	Natus Medical Inc.	20,070	539
*	AngioDynamics Inc.	46,669	536
	Owens & Minor Inc.	77,829	532
*	Supernus Pharmaceuticals
	Inc.	28,860	519
*	Orthofix Medical Inc.	13,351	472
	Mesa Laboratories Inc.	1,959	469
*	OraSure Technologies Inc.	77,207	466
*	Cytokinetics Inc.	32,926	459
*	Varex Imaging Corp.	19,005	441
*	Cross Country Healthcare
	Inc.	45,666	433
*	Meridian Bioscience Inc.	53,453	427
*	Heska Corp.	4,328	413
	Computer Programs &
	Systems Inc.	15,415	413
*	Inogen Inc.	8,600	394
*	NextGen Healthcare Inc.	27,901	365
*	Lannett Co. Inc.	41,456	361
*	Lantheus Holdings Inc.	22,568	351
*	AMAG Pharmaceuticals
	Inc.	42,636	330
*	Amphastar
	Pharmaceuticals Inc.	20,893	321
	Invacare Corp.	41,699	316
*	Vanda Pharmaceuticals
	Inc.	28,487	314
*	Progenics Pharmaceuticals
	Inc.	57,735	272
*	Surmodics Inc.	7,693	269
*	HealthStream Inc.	10,789	262
*	Spectrum Pharmaceuticals
	Inc.	80,575	230
*	Akorn Inc.	74,945	87
*	Acorda Therapeutics Inc.	59,286	85
			40,832
Industrials (15.2%)
	SkyWest Inc.	62,897	2,855
	ABM Industries Inc.	82,862	2,728
	Arcosa Inc.	60,371	2,594
	Korn Ferry	69,020	2,414
	Hillenbrand Inc.	92,448	2,163
	Kaman Corp.	34,759	1,928
*	Hub Group Inc.	41,630	1,925
	Matson Inc.	53,468	1,776
	Moog Inc.	20,498	1,581
	AAR Corp.	41,008	1,417
	EnPro Industries Inc.	25,925	1,399
	Applied Industrial
	Technologies Inc.	20,733	1,223
	Barnes Group Inc.	22,639	1,216
	Hawaiian Holdings Inc.	58,133	1,214
	AZZ Inc.	32,618	1,203
	Granite Construction Inc.	58,350	1,186
	Matthews International
	Corp.	39,152	1,157
*	PGT Innovations Inc.	72,901	1,106
	Astec Industries Inc.	28,123	1,056
*	Proto Labs Inc.	12,017	1,053
*	Chart Industries Inc.	18,331	1,043
	Cubic Corp.	19,120	1,041
	Mobile Mini Inc.	26,428	1,030
	Standex International Corp.	15,540	986
	Greenbrier Cos. Inc.	40,653	985
*	Meritor Inc.	42,425	963
	Brady Corp. Class A	19,860	940
*	Atlas Air Worldwide
	Holdings Inc.	32,388	865
*	Enerpac Tool Group Corp.
	Class A	36,319	776
	Wabash National Corp.	67,550	742
	Lindsay Corp.	7,449	738
	Pitney Bowes Inc.	212,721	727
*	TrueBlue Inc.	48,600	723
	Quanex Building Products
	Corp.	41,541	698
	US Ecology Inc.	16,515	695
*	Aegion Corp.	38,458	693
	Kelly Services Inc.	41,462	689
	Mueller Industries Inc.	24,301	680
*	Sunrun Inc.	34,962	676

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Echo Global Logistics Inc.	34,191	631
	ArcBest Corp.	31,610	626
*	Harsco Corp.	51,015	612
	Comfort Systems USA Inc.	14,123	596
*	Gibraltar Industries Inc.	11,612	588
*	AeroVironment Inc.	11,048	568
*	DXP Enterprises Inc.	19,988	567
	Heartland Express Inc.	31,021	556
*	GMS Inc.	23,693	541
	Heidrick & Struggles
	International Inc.	23,916	533
	Encore Wire Corp.	10,747	526
	Viad Corp.	10,173	511
	Apogee Enterprises Inc.	16,555	500
	National Presto Industries
	Inc.	6,248	491
*	Team Inc.	37,599	479
	Resources Connection Inc.	37,281	467
	Insteel Industries Inc.	22,949	456
	Marten Transport Ltd.	20,387	398
	Interface Inc.	25,646	374
	Powell Industries Inc.	11,074	370
	Park Aerospace Corp.	24,533	341
*	MYR Group Inc.	10,992	280
*	Lydall Inc.	21,699	258
*	Forrester Research Inc.	5,742	207
*	Veritiv Corp.	15,751	190
	Briggs & Stratton Corp.	52,690	167
*	Foundation Building
	Materials Inc.	10,498	164
	Titan International Inc.	61,964	138
			61,019
Information Technology (7.4%)
*	Anixter International Inc.	37,565	3,663
*	Sanmina Corp.	87,309	2,295
*	TTM Technologies Inc.	122,434	1,590
*	Insight Enterprises Inc.	21,871	1,205
	TiVo Corp.	158,104	1,197
*	Photronics Inc.	83,875	1,044
*	Unisys Corp.	64,622	1,004
*	Rambus Inc.	65,397	914
	Kulicke & Soffa Industries
	Inc.	39,533	903
*	ScanSource Inc.	31,538	897
	MTS Systems Corp.	22,218	892
*	Bottomline Technologies
	DE Inc.	19,999	886
*	Onto Innovation Inc.	27,565	843
	Badger Meter Inc.	13,489	812
*	Sykes Enterprises Inc.	22,603	716
*	NETGEAR Inc.	37,654	711
*	MaxLinear Inc.	44,738	692
*	ePlus Inc.	9,119	691
	Benchmark Electronics Inc.	22,998	625
*	MicroStrategy Inc.	4,543	614
*	FARO Technologies Inc.	10,559	604
	Cohu Inc.	28,452	582
	Plantronics Inc.	40,861	561
*	Cardtronics plc	15,327	556
*	Knowles Corp.	29,983	498
	CTS Corp.	18,728	488
	ADTRAN Inc.	59,225	476
*	Axcelis Technologies Inc.	19,284	463
	Methode Electronics Inc.	14,461	443
*	SMART Global Holdings
	Inc.	16,431	441
*	CalAmp Corp.	42,931	413
*	CEVA Inc.	12,547	356
	PC Connection Inc.	7,956	324
	Ebix Inc.	8,844	234
	Daktronics Inc.	46,407	228
*,^	Applied Optoelectronics
	Inc.	23,665	211
*	DSP Group Inc.	15,092	205
*	PDF Solutions Inc.	12,901	189
*	Arlo Technologies Inc.	45,990	151
	Bel Fuse Inc.	12,542	144
			29,761
Materials (5.7%)
	Quaker Chemical Corp.	16,147	2,544
	Boise Cascade Co.	48,635	1,726
*	Livent Corp.	182,248	1,627
*	GCP Applied Technologies
	Inc.	67,094	1,306
*	Ferro Corp.	102,264	1,188
	Warrior Met Coal Inc.	63,832	1,131
	HB Fuller Co.	27,395	1,075
	Trinseo SA	48,883	1,070
	Stepan Co.	11,256	989
*	AK Steel Holding Corp.	394,990	912
^	Cleveland-Cliffs Inc.	148,293	862
	PH Glatfelter Co.	55,165	787
	Kaiser Aluminum Corp.	7,339	694
	Neenah Inc.	11,312	653
	Myers Industries Inc.	44,472	603
*	Clearwater Paper Corp.	20,452	558
*	US Concrete Inc.	19,839	532
	Materion Corp.	11,234	509
*	AdvanSix Inc.	34,791	506
	SunCoke Energy Inc.	107,702	496
	Hawkins Inc.	11,816	422
*	Kraton Corp.	39,592	401
*	Century Aluminum Co.	61,641	358
	FutureFuel Corp.	32,231	328

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
*	TimkenSteel Corp.	49,396	250
	American Vanguard Corp.	15,581	238
	Tredegar Corp.	12,960	221
	Haynes International Inc.	8,418	213
	Mercer International Inc.	23,486	208
	Rayonier Advanced
	Materials Inc.	61,936	152
	Olympic Steel Inc.	11,301	136
*	LSB Industries Inc.	27,087	53
			22,748
Other (0.0%)[1]
*,§	A Schulman Inc. CVR	29,338	13

Real Estate (10.2%)
	Uniti Group Inc.	240,704	2,349
	DiamondRock Hospitality
	Co.	249,793	2,278
	Xenia Hotels & Resorts
	Inc.	140,526	2,102
	Global Net Lease Inc.	111,595	2,059
	Office Properties Income
	Trust	60,164	1,753
	Kite Realty Group Trust	104,808	1,693
	Industrial Logistics
	Properties Trust	81,321	1,680
	Lexington Realty Trust
	Class B	157,592	1,634
	iStar Inc.	93,182	1,410
	Washington REIT	52,272	1,404
^	Tanger Factory Outlet
	Centers Inc.	115,427	1,383
	Realogy Holdings Corp.	142,947	1,325
	RPT Realty	100,288	1,300
	CareTrust REIT Inc.	60,816	1,269
	Summit Hotel Properties
	Inc.	131,185	1,216
	Acadia Realty Trust	48,636	1,111
	National Storage Affiliates
	Trust	31,820	1,074
	LTC Properties Inc.	23,291	1,044
	Four Corners Property
	Trust Inc.	35,221	1,010
	American Assets Trust Inc.	23,950	993
	Retail Opportunity
	Investments Corp.	65,173	978
	Easterly Government
	Properties Inc.	40,809	970
	Franklin Street Properties
	Corp.	133,810	954
	Alexander & Baldwin Inc.	48,547	913
	Chatham Lodging Trust	58,892	821
	Armada Hoffler Properties
	Inc.	38,680	648
	Independence Realty
	Trust Inc.	48,847	648
^	Washington Prime Group
	Inc.	232,381	639
	Whitestone REIT	50,325	618
	Getty Realty Corp.	20,143	571
	Hersha Hospitality Trust
	Class A	44,532	513
*	Marcus & Millichap Inc.	14,361	459
	NexPoint Residential Trust
	Inc.	6,972	310
	Urstadt Biddle Properties
	Inc.	13,938	287
	Cedar Realty Trust Inc.	109,738	284
	Saul Centers Inc.	6,373	274
	Investors Real Estate Trust	3,191	225
	RE/MAX Holdings Inc.	6,516	190
^	Pennsylvania REIT	73,986	175
	CBL & Associates
	Properties Inc.	214,856	114
			40,678
Utilities (2.2%)
	Avista Corp.	83,164	3,921
	El Paso Electric Co.	21,322	1,447
	Northwest Natural Holding
	Co.	18,920	1,244
	South Jersey Industries
	Inc.	39,424	1,067
	California Water Service
	Group	19,874	953
			8,632

Total Common Stocks
(Cost $477,079)			397,770
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.706%	90,607	9,064

S&P Small-Cap 600 Value Index Fund

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States
Treasury Bill,
1.543%,
4/16/20	52	52

Total Temporary Cash Investments
(Cost $9,114)	9,116
Total Investments (101.6%)
(Cost $486,193)	406,886
Other Assets and Liabilities—
Net (-1.6%)[3,4]	(6,520)
Net Assets (100%)	400,366

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,186,000.
§	Security value determined using significant unobservable inputs.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,713,000 was received for securities on loan, of which $6,595,000 is held in Vanguard Market Liquidity Fund and $118,000 is held in cash.

4	Securities with a value of $52,000 and cash of $69,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	36	2,655	(384)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $477,131)	397,822
Affiliated Issuers (Cost $9,062)	9,064
Total Investments in Securities	406,886
Investment in Vanguard	20
Cash	99
Cash Collateral Pledged—Futures Contracts	69
Receivables for Accrued Income	367
Receivables for Capital Shares Issued	2
Total Assets	407,443
Liabilities
Payables for Investment Securities Purchased	297
Collateral for Securities on Loan	6,713
Payables for Capital Shares Redeemed	4
Payables to Vanguard	44
Variation Margin Payable—Futures Contracts	19
Total Liabilities	7,077
Net Assets	400,366

At February 29, 2020, net assets consisted of:

Paid-in Capital	487,856
Total Distributable Earnings (Loss)	(87,490)
Net Assets	400,366

ETF Shares—Net Assets
Applicable to 3,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	362,147
Net Asset Value Per Share—ETF Shares	$116.82

Institutional Shares—Net Assets
Applicable to 156,431 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	38,219
Net Asset Value Per Share—Institutional Shares	$244.32

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	3,572
Interest[1]	7
Securities Lending—Net	190
Total Income	3,769
Expenses
The Vanguard Group—Note B
Investment Advisory Services	34
Management and Administrative—ETF Shares	239
Management and Administrative—Institutional Shares	11
Marketing and Distribution—ETF Shares	13
Marketing and Distribution—Institutional Shares	1
Custodian Fees	23
Shareholders’ Reports—ETF Shares	12
Shareholders’ Reports—Institutional Shares	—
Total Expenses	333
Expenses Paid Indirectly	(8)
Net Expenses	325
Net Investment Income	3,444
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	36,175
Futures Contracts	87
Realized Net Gain (Loss)	36,262
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(58,126)
Futures Contracts	(383)
Change in Unrealized Appreciation (Depreciation)	(58,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,803)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $52,481,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,444	6,818
Realized Net Gain (Loss)	36,262	(17,064)
Change in Unrealized Appreciation (Depreciation)	(58,509)	(59,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,803)	(69,943)
Distributions[1]
ETF Shares	(3,998)	(6,228)
Institutional Shares	(411)	(546)
Total Distributions	(4,409)	(6,774)
Capital Share Transactions
ETF Shares	10,348	34,893
Institutional Shares	5,223	7,713
Net Increase (Decrease) from Capital Share Transactions	15,571	42,606
Total Increase (Decrease)	(7,641)	(34,111)
Net Assets
Beginning of Period	408,007	442,118
End of Period	400,366	408,007

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$123.23	$49.05	$118.23	$106.98	$94.66	$98.93
Investment Operations
Net Investment Income	1.008 [1]	2.141 [1]	2.087 [1]	1.749 [1]	1.352	1.337
Net Realized and Unrealized Gain (Loss)
on Investments	(6.112)	(25.811)	30.593	11.165	12.736	(4.323)
Total from Investment Operations	(5.104)	(23.670)	32.680	12.914	14.088	(2.986)
Distributions
Dividends from Net Investment Income	(1.306)	(2.150)	(1.860)	(1.664)	(1.768)	(1.284)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.306)	(2.150)	(1.860)	(1.664)	(1.768)	(1.284)
Net Asset Value, End of Period	$116.82	$123.23	$149.05	$118.23	$106.98	$94.66
Total Return	-4.28%	-15.93%	27.84%	12.11%	15.14%	-3.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$362	$373	$410	$210	$126	$95
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.68%	1.66%	1.54%	1.49%	1.49%	1.43%
Portfolio Turnover Rate[2]	40%	39%	34%	46%	42%	43%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Financial Highlights

Institutional Shares

	Six Months					Nov. 19,
	Ended					2014[1] to
For a Share Outstanding	February 29,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$257.69	$311.75	$247.26	$223.74	$198.02	$206.40
Investment Operations
Net Investment Income	2.181 [2]	4.609 [2]	4.630 [2]	3.829 [2]	3.057	2.201
Net Realized and Unrealized Gain (Loss)
on Investments	(12.769)	(53.914)	64.065	23.461	26.649	(7.820)
Total from Investment Operations	(10.588)	(49.305)	68.695	27.290	29.706	(5.619)
Distributions
Dividends from Net Investment Income	(2.782)	(4.755)	(4.205)	(3.770)	(3.986)	(2.761)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.782)	(4.755)	(4.205)	(3.770)	(3.986)	(2.761)
Net Asset Value, End of Period	$244.32	$257.69	$311.75	$247.26	$223.74	$198.02
Total Return	-4.25%	-15.87%	28.01%	12.25%	15.28%	-2.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$35	$32	$12	$35	$15
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.73%	1.66%	1.61%	1.61%	1.55%[3]
Portfolio Turnover Rate[4]	40%	39%	34%	46%	42%	43%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

S&P Small-Cap 600 Value Index Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $20,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P Small-Cap 600 Value Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	397,757	—	13	397,770
Temporary Cash Investments	9,064	52	—	9,116
Total	406,821	52	13	406,886
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	19	—	—	19

1 Represents variation margin on the last day of the reporting period.

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	486,359
Gross Unrealized Appreciation	17,089
Gross Unrealized Depreciation	(96,946)
Net Unrealized Appreciation (Depreciation)	(79,857)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $44,517,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

S&P Small-Cap 600 Value Index Fund

F. During the six months ended February 29, 2020, the fund purchased $359,143,000 of investment securities and sold $345,676,000 of investment securities, other than temporary cash investments. Purchases and sales include $144,617,000 and $171,626,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $128,367,000 and $95,132,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	188,257	1,375	111,667	925
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(177,909)	(1,300)	(76,774)	(650)
Net Increase (Decrease)—ETF Shares	10,348	75	34,893	275
Institutional Shares
Issued	8,347	31	19,429	76
Issued in Lieu of Cash Distributions	343	1	498	2
Redeemed	(3,467)	(12)	(12,214)	(45)
Net Increase (Decrease)—Institutional Shares	5,223	20	7,713	33

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund

Sector Diversification

As of February 29, 2020

Communication Services	2.4%
Consumer Discretionary	14.3
Consumer Staples	3.0
Energy	1.5
Financials	11.0
Health Care	14.1
Industrials	20.4
Information Technology	20.1
Materials	3.5
Real Estate	7.3
Utilities	2.4

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)
Communication Services (2.4%)
	Cogent Communications
	Holdings Inc.	40,202	2,935
*	Iridium Communications
	Inc.	44,914	1,216
	Shenandoah
	Telecommunications Co.	25,314	1,124
*	Vonage Holdings Corp.	98,999	887
*	Glu Mobile Inc.	111,091	791
*	QuinStreet Inc.	44,466	573
*	TechTarget Inc.	22,135	512
	EW Scripps Co.	24,709	294
			8,332
Consumer Discretionary (14.2%)
*	TopBuild Corp.	32,743	3,307
	Lithia Motors Inc. Class A	21,842	2,603
	Steven Madden Ltd.	74,627	2,440
	Wingstop Inc.	28,410	2,399
*	Fox Factory Holding Corp.	37,157	2,356
	LCI Industries	24,141	2,331
	MDC Holdings Inc.	48,304	1,900
*	Shake Shack Inc.	29,953	1,780
*	Crocs Inc.	66,171	1,732
	Winnebago Industries Inc.	32,491	1,686
*	Cavco Industries Inc.	8,281	1,670
	Strategic Education Inc.	11,229	1,655
	Callaway Golf Co.	90,772	1,541
*	LGI Homes Inc.	19,259	1,451
*	Installed Building Products
	Inc.	20,556	1,358
	Dine Brands Global Inc.	16,197	1,326
*	Meritage Homes Corp.	19,792	1,256
*	Stamps.com Inc.	8,763	1,236
*	Sleep Number Corp.	27,418	1,208
	Bloomin’ Brands Inc.	56,975	1,025
	Rent-A-Center Inc.	47,531	1,012
	Monro Inc.	17,972	1,009
*	Dorman Products Inc.	15,196	921
*	Boot Barn Holdings Inc.	27,552	845
*	Asbury Automotive Group
	Inc.	9,517	844
*	Shutterstock Inc.	18,465	712
*	Gentherm Inc.	15,159	618
	La-Z-Boy Inc.	21,475	615
*,^	iRobot Corp.	11,999	576
*	Universal Electronics Inc.	13,435	567
	Dave & Buster’s
	Entertainment Inc.	16,951	559
*	M/I Homes Inc.	14,386	536
*	Zumiez Inc.	19,664	522
*	Perdoceo Education Corp.	29,864	446
*	America’s Car-Mart Inc.	4,281	440
*	Century Communities Inc.	13,167	439
	Buckle Inc.	17,348	393
*	Chuy’s Holdings Inc.	16,025	344
*	Monarch Casino & Resort
	Inc.	7,030	332
	Ruth’s Hospitality Group
	Inc.	17,017	325
	PetMed Express Inc.	10,118	267
*	Hibbett Sports Inc.	9,013	176
*	El Pollo Loco Holdings Inc.	9,910	128
*	Liquidity Services Inc.	13,235	52
			48,938
Consumer Staples (3.0%)
	J&J Snack Foods Corp.	14,401	2,316
	WD-40 Co.	13,218	2,280
	Inter Parfums Inc.	16,995	1,021
	Medifast Inc.	11,204	931
	Coca-Cola Consolidated
	Inc.	4,476	879
	Vector Group Ltd.	71,159	827
	Calavo Growers Inc.	8,839	640
	John B Sanfilippo & Son
	Inc.	8,481	595
	PriceSmart Inc.	9,461	527
*,^	National Beverage Corp.	5,390	228
	MGP Ingredients Inc.	5,639	162
			10,406
Energy (1.5%)
*	Helix Energy Solutions
	Group Inc.	136,383	915
*	PDC Energy Inc.	47,820	910

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000
*	Par Pacific Holdings Inc.	35,549	590
	DMC Global Inc	14,128	509
*	Callon Petroleum Co.	199,643	453
*	SEACOR Holdings Inc.	9,149	341
*	Talos Energy Inc.	19,344	275
	QEP Resources Inc.	107,840	243
*	Penn Virginia Corp.	12,989	207
*	REX American Resources Corp.	2,602	182
*	Geospace Technologies Corp.	13,174	162
*	Newpark Resources Inc.	44,164	155
*	Dorian LPG Ltd.	7,533	84
*	Ring Energy Inc.	57,169	81
			5,107
Financials (10.9%)
	Kinsale Capital Group Inc.	19,876	2,414
*	eHealth Inc.	19,605	2,301
	PennyMac Mortgage Investment Trust	96,624	2,000
	Glacier Bancorp Inc.	48,790	1,819
	Walker & Dunlop Inc.	27,644	1,793
	Community Bank System Inc.	28,423	1,728
	ServisFirst Bancshares Inc.	44,451	1,536
*	NMI Holdings Inc.	65,569	1,530
	Independent Bank Corp.	21,550	1,455
	United Community Banks Inc.	53,328	1,321
	CVB Financial Corp.	61,625	1,143
	Meta Financial Group Inc.	33,350	1,096
	Ameris Bancorp	28,422	971
	Granite Point Mortgage Trust Inc.	52,896	869
*	Axos Financial Inc.	33,945	846
	Westamerica Bancorporation	14,090	815
*	PRA Group Inc.	20,588	799
	First BanCorp	98,550	782
	Virtus Investment Partners Inc.	7,075	781
	James River Group Holdings Ltd.	19,063	770
	NBT Bancorp Inc.	21,539	726
*	Seacoast Banking Corp. of Florida	28,305	705
	Preferred Bank	13,124	671
	National Bank Holdings Corp.	21,648	662
	City Holding Co.	9,432	659
	First Commonwealth Financial Corp.	53,107	627
*	Enova International Inc.	32,574	626
	Flagstar Bancorp Inc.	19,285	615
	AMERISAFE Inc.	8,935	582
	Veritex Holdings Inc.	22,783	548
*	Triumph Bancorp Inc.	15,752	534
	Safety Insurance Group Inc.	6,765	533
	Tompkins Financial Corp.	6,616	526
	Piper Sandler Cos.	7,218	506
	Brookline Bancorp Inc.	33,851	469
*	Blucora Inc.	26,438	460
	ARMOUR Residential REIT Inc.	21,618	391
	Central Pacific Financial Corp.	14,506	347
	TrustCo Bank Corp. NY	48,593	333
	Northfield Bancorp Inc.	19,655	278
	Greenhill & Co. Inc.	6,479	95
			37,662
Health Care (14.0%)
*	LHC Group Inc.	28,570	3,470
*	NeoGenomics Inc.	100,705	2,853
	CONMED Corp.	27,373	2,591
*	Medpace Holdings Inc.	26,411	2,375
*	Omnicell Inc.	25,483	2,076
*	Neogen Corp.	32,360	1,966
*	Momenta Pharmaceuticals Inc.	66,800	1,890
*	AMN Healthcare Services Inc.	24,329	1,791
*	Emergent BioSolutions Inc.	25,818	1,515
*	BioTelemetry Inc.	32,786	1,401
	Ensign Group Inc.	29,507	1,313
*	Select Medical Holdings Corp.	53,892	1,290
	US Physical Therapy Inc.	12,321	1,284
*	Cardiovascular Systems Inc.	33,951	1,277
*	Corcept Therapeutics Inc.	99,206	1,252
*	REGENXBIO Inc.	30,231	1,209
*	Pacira BioSciences Inc.	27,372	1,187
*	HMS Holdings Corp.	46,735	1,073
*	Addus HomeCare Corp.	13,056	996
*	Xencor Inc.	27,130	881
*	Innoviva Inc.	64,474	868
*	Hanger Inc.	36,013	831
*	RadNet Inc.	40,247	822
*	Enanta Pharmaceuticals Inc.	15,411	784
*	Pennant Group Inc.	25,248	686
*	CorVel Corp.	8,638	596
*	Anika Therapeutics Inc.	13,761	575
	Mesa Laboratories Inc.	2,361	565
*	Community Health Systems Inc.	114,044	562
*	Varex Imaging Corp.	22,206	516

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000
*	CryoLife Inc.	19,895	510
*	Supernus Pharmaceuticals Inc.	28,339	510
*	Inogen Inc.	10,919	500
*	Tactile Systems Technology Inc.	9,911	500
*	Natus Medical Inc.	17,426	468
	LeMaitre Vascular Inc.	15,810	451
*	Eagle Pharmaceuticals Inc.	9,757	448
*	Cytokinetics Inc.	31,343	437
*	ANI Pharmaceuticals Inc.	8,972	431
*	Tabula Rasa HealthCare Inc.	7,395	415
*	HealthStream Inc.	16,282	396
*	Cutera Inc.	13,725	340
*	Heska Corp.	3,470	331
*	NextGen Healthcare Inc.	25,218	330
*	Lantheus Holdings Inc.	20,820	324
*	Vanda Pharmaceuticals Inc.	29,323	323
*	Orthofix Medical Inc.	8,086	286
*	Amphastar Pharmaceuticals Inc.	16,902	260
*	Surmodics Inc.	7,188	251
*	Progenics Pharmaceuticals Inc.	40,186	190
*	Spectrum Pharmaceuticals Inc.	45,837	131
*	Akorn Inc.	31,717	37
			48,364
Industrials (20.3%)
	Exponent Inc.	49,990	3,682
*	Aerojet Rocketdyne Holdings Inc.	69,830	3,441
	Simpson Manufacturing Co. Inc.	38,906	3,090
	John Bean Technologies Corp.	30,543	2,958
	Universal Forest Products Inc.	59,213	2,775
	UniFirst Corp.	14,759	2,742
	Watts Water Technologies Inc.	26,622	2,500
	ESCO Technologies Inc.	25,060	2,278
*	Saia Inc.	25,017	2,184
	AAON Inc.	39,194	2,156
	Franklin Electric Co. Inc.	37,114	1,918
	Albany International Corp.	29,613	1,897
*	SPX Corp.	42,577	1,785
	Allegiant Travel Co.	12,724	1,725
	Federal Signal Corp.	58,361	1,693
	Forward Air Corp.	27,171	1,603
	Brady Corp. Class A	32,639	1,545
	Barnes Group Inc.	28,510	1,531
*	SPX FLOW Inc.	41,059	1,510
*	Proto Labs Inc.	16,519	1,448
	Tennant Co.	17,619	1,261
*	American Woodmark Corp.	15,015	1,258
	Applied Industrial Technologies Inc.	21,254	1,254
	Moog Inc.	15,235	1,175
*	Chart Industries Inc.	20,375	1,160
	Patrick Industries Inc.	21,546	1,138
*	Gibraltar Industries Inc.	22,099	1,120
	Alamo Group Inc.	9,354	1,036
	Comfort Systems USA Inc.	24,411	1,031
	Mueller Industries Inc.	36,255	1,014
	Raven Industries Inc.	34,492	990
*	Sunrun Inc.	47,992	928
	Triumph Group Inc.	48,308	918
*	Meritor Inc.	38,503	874
	Mobile Mini Inc.	22,131	863
	Cubic Corp.	15,384	838
*	Vicor Corp.	17,683	765
	Griffon Corp.	41,084	715
*	CIRCOR International Inc.	19,205	691
*	AeroVironment Inc.	12,287	631
	Viad Corp.	11,762	590
	Encore Wire Corp.	11,931	584
	Interface Inc.	36,628	534
*	GMS Inc.	22,370	511
*	Enerpac Tool Group Corp. Class A	23,906	511
	US Ecology Inc.	11,784	496
	Lindsay Corp.	4,694	465
*	Harsco Corp.	36,396	436
	Marten Transport Ltd.	21,719	424
	Apogee Enterprises Inc.	12,806	387
	Heartland Express Inc.	21,191	380
*	Forrester Research Inc.	5,734	207
*	MYR Group Inc.	7,550	193
*	Foundation Building Materials Inc.	8,841	138
	RR Donnelley & Sons Co.	68,386	130
			70,107
Information Technology (20.0%)
*	Viavi Solutions Inc.	221,642	2,923
*	Qualys Inc.	32,153	2,578
*	Itron Inc.	33,967	2,576
	Power Integrations Inc.	28,380	2,471
*	ExlService Holdings Inc.	32,884	2,455
	Brooks Automation Inc.	69,736	2,407
*	Advanced Energy Industries Inc.	36,952	2,198
*	Rogers Corp.	17,914	2,078
*	Fabrinet	35,692	1,967
	ManTech International Corp.	25,957	1,944
*	Plexus Corp.	28,144	1,867

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	8x8 Inc.	96,674	1,788
*	SPS Commerce Inc.	33,602	1,767
*	Diodes Inc.	39,880	1,755
	EVERTEC Inc.	57,582	1,709
*	Alarm.com Holdings Inc.	35,136	1,695
*	FormFactor Inc.	73,019	1,633
	Progress Software Corp.	43,198	1,611
*	LivePerson Inc.	59,380	1,571
	KEMET Corp.	56,035	1,461
	CSG Systems
	International Inc.	31,777	1,406
*	OSI Systems Inc.	16,468	1,338
*	Perficient Inc.	31,452	1,289
*	Virtusa Corp.	28,786	1,270
	NIC Inc.	64,585	1,181
	Badger Meter Inc.	17,690	1,065
*	3D Systems Corp.	114,232	1,046
*	Knowles Corp.	59,764	993
*	Insight Enterprises Inc.	17,605	970
*	Bottomline Technologies
	DE Inc.	21,321	944
*	Cardtronics plc	23,001	834
	Xperi Corp.	47,794	822
*	Ultra Clean Holdings Inc.	38,398	803
*	Rambus Inc.	57,005	797
*	Onto Innovation Inc.	26,029	796
	Methode Electronics Inc.	24,686	757
	Kulicke & Soffa Industries
	Inc.	30,584	698
	Comtech
	Telecommunications
	Corp.	23,526	659
	TTEC Holdings Inc.	17,038	638
*	Veeco Instruments Inc.	47,174	632
*	Agilysys Inc.	19,622	630
*	Ichor Holdings Ltd.	21,701	628
*	Sykes Enterprises Inc.	19,696	624
*	MicroStrategy Inc.	4,448	601
*	Extreme Networks Inc.	117,261	590
*	Harmonic Inc.	87,138	535
*	Diebold Nixdorf Inc.	74,072	520
*	OneSpan Inc.	31,408	519
	Benchmark Electronics Inc.	18,512	503
*	FARO Technologies Inc.	8,563	490
*	ePlus Inc.	5,994	454
	CTS Corp.	16,983	443
*	MaxLinear Inc.	28,272	437
*	Axcelis Technologies Inc.	16,266	390
	Ebix Inc.	14,603	386
	Cohu Inc.	17,916	367
*	Digi International Inc.	27,310	362
*	CEVA Inc.	11,458	326
*	PDF Solutions Inc.	16,908	248
	PC Connection Inc.	4,523	184
*	DSP Group Inc.	10,326	141
*	Arlo Technologies Inc.	36,904	121
			68,891
Materials (3.4%)
	Balchem Corp.	31,028	2,931
	Innospec Inc.	23,626	2,045
	HB Fuller Co.	28,031	1,100
	Schweitzer-Mauduit
	International Inc.	29,800	1,005
	Stepan Co.	10,625	933
	Kaiser Aluminum Corp.	9,647	912
^	Cleveland-Cliffs Inc.	145,880	848
	Materion Corp.	11,017	499
*	Koppers Holdings Inc.	19,965	436
	Neenah Inc.	7,461	431
	Tredegar Corp.	13,806	235
	American Vanguard Corp.	13,582	207
	Mercer International Inc.	20,470	181
	Haynes International Inc.	5,593	142
			11,905
Real Estate (7.3%)
	Agree Realty Corp.	43,928	3,155
	Essential Properties Realty
	Trust Inc.	84,775	1,942
^	Innovative Industrial
	Properties Inc.	16,429	1,510
	Universal Health Realty
	Income Trust	12,206	1,315
	Lexington Realty Trust
	Class B	117,146	1,215
	American Assets Trust Inc.	27,759	1,151
	Four Corners Property
	Trust Inc.	39,217	1,125
	National Storage Affiliates
	Trust	32,619	1,101
	Acadia Realty Trust	46,134	1,054
	Washington REIT	37,314	1,002
	Easterly Government
	Properties Inc.	40,054	952
	CareTrust REIT Inc.	45,165	943
	Retail Opportunity
	Investments Corp.	61,542	923
	LTC Properties Inc.	20,322	911
	Community Healthcare
	Trust Inc.	18,293	871
	NexPoint Residential
	Trust Inc.	16,298	725
	Independence Realty
	Trust Inc.	49,966	663
	Safehold Inc.	11,981	654

S&P Small-Cap 600 Growth Index Fund

		Market
		Value•
	Shares	($000)
Investors Real Estate Trust	8,823	622
* St. Joe Co.	30,373	597
Alexander & Baldwin Inc.	28,432	535
Getty Realty Corp.	17,475	495
Armada Hoffler Properties Inc.	23,514	394
Urstadt Biddle Properties Inc.	18,158	374
* Marcus & Millichap Inc.	11,549	369
RE/MAX Holdings Inc.	12,217	356
Saul Centers Inc.	6,489	279
		25,233
Utilities (2.4%)
American States Water Co.	35,532	2,721
South Jersey Industries Inc.	58,821	1,591
El Paso Electric Co.	22,786	1,547
California Water Service Group	31,112	1,492
Northwest Natural Holding Co.	14,677	965
		8,316
Total Common Stocks (Cost$349,392)		343,261
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[1,2] Vanguard Market Liquidity Fund
(Cost $4,757)
1.706%	47,563	4,758
Total Investments (100.8%) (Cost $354,149)		348,019
Other Assets and Liabilities—Net (-0.8%)[2,3]		(2,827)
Net Assets (100%)		345,192

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,707,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $2,818,000 was received for securities on loan.
3	Cash of $100,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	26	1,917	(237)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $349,392)	343,261
Affiliated Issuers (Cost $4,757)	4,758
Total Investment in Securities	348,019
Investment in Vanguard	17
Cash Collateral Pledged—Futures Contracts	100
Receivables for Accrued Income	145
Receivables for Capital Shares Issued	3
Total Assets	348,284
Liabilities
Due to Custodian	3
Payables for Investment Securities Purchased	219
Collateral for Securities on Loan	2,818
Payables to Vanguard	37
Variation Margin Payable—Futures Contracts	15
Total Liabilities	3,092
Net Assets	345,192

At February 29, 2020, net assets consisted of:

Paid-in Capital	389,753
Total Distributable Earnings (Loss)	(44,561)
Net Assets	345,192

ETF Shares—Net Assets
Applicable to 2,325,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	345,192
Net Asset Value Per Share—ETF Shares	$148.47

S&P Small-Cap 600 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	1,993
Interest[1]	8
Securities Lending—Net	56
Total Income	2,057
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative	232
Marketing and Distribution	13
Custodian Fees	20
Shareholders’ Reports	12
Total Expenses	307
Expenses Paid Indirectly	(10)
Net Expenses	297
Net Investment Income	1,760
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	24,447
Futures Contracts	49
Realized Net Gain (Loss)	24,496
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(29,439)
Futures Contracts	(197)
Change in Unrealized Appreciation (Depreciation)	(29,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,380)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $31,842,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,760	4,130
Realized Net Gain (Loss)	24,496	2,191
Change in Unrealized Appreciation (Depreciation)	(29,636)	(87,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,380)	(81,367)
Distributions[1]	(2,701)	(4,022)
Capital Share Transactions
Issued	86,627	143,774
Issued in Lieu of Distributions	—	—
Redeemed	(127,611)	(213,358)
Net Increase (Decrease) from Capital Share Transactions	(40,984)	(69,584)
Total Increase (Decrease)	(47,065)	(154,973)
Net Assets
Beginning of Period	392,257	547,230
End of Period	345,192	392,257
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$152.33	$179.42	$132.10	$117.25	$106.99	$101.36
Investment Operations
Net Investment Income	0.712[1]	1.475[1]	1.222[1]	1.222[1]	1.180	1.043
Net Realized and Unrealized Gain (Loss) on Investments	(3.493)	(27.154)	47.288	14.762	10.685	5.345
Total from Investment Operations	(2.781)	(25.679)	48.510	15.984	11.865	6.388
Distributions
Dividends from Net Investment Income	(1.079)	(1.411)	(1.190)	(1.134)	(1.605)	(.758)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.079)	(1.411)	(1.190)	(1.134)	(1.605)	(.758)
Net Asset Value, End of Period	$148.47	$152.33	$179.42	$132.10	$117.25	$106.99

Total Return	-1.87%	-14.32%	36.92%	13.67%	11.24%	6.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$345	$392	$547	$264	$132	$75
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.94%	0.80%	0.95%	1.15%	0.98%
Portfolio Turnover Rate[2]	47%	47%	37%	48%	48%	63%

The	expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of February 29, 2020.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

S&P Small-Cap 600 Growth Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $17,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund

At February 29, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

E.  As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	354,158
Gross Unrealized Appreciation	30,780
Gross Unrealized Depreciation	(37,156)
Net Unrealized Appreciation (Depreciation)	(6,376)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $62,615,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 29, 2020, the fund purchased $257,436,000 of investment securities and sold $300,240,000 of investment securities, other than temporary cash investments. Purchases and sales include $43,130,000 and $119,958,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $104,983,000 and $112,285,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
	Shares	Shares
	(000)	(000)
Issued	550	900
Issued in Lieu of Cash Distributions	—	—
Redeemed	(800)	(1,375)
Net Increase (Decrease) in Shares Outstanding	(250)	(475)

S&P Small-Cap 600 Growth Index Fund

H.  Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q18452 042020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

VANGUARD ADMIRAL FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.